--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                  Tax-Managed U.S. Marketwide Value Portfolio
                     Tax-Managed U.S. 5-10 Value Portfolio
                 Tax-Managed U.S. 6-10 Small Company Portfolio
                 Tax-Managed DFA International Value Portfolio

                                 Annual Report

                          Year Ended November 30, 2000

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
DFA INVESTMENT DIMENSIONS GROUP INC.

Performance Charts                                              1-2

Schedules of Investments
    The Tax-Managed U.S. Marketwide Value Portfolio.........      3
    The Tax-Managed U.S. 5-10 Value Portfolio...............   4-16
    The Tax-Managed U.S. 6-10 Small Company Portfolio.......  17-41
    The Tax-Managed DFA International Value Portfolio.......  42-48

Statements of Assets and Liabilities........................     49

Statements of Operations....................................     50

Statements of Changes in Net Assets.........................  51-52

Financial Highlights........................................     53

Notes to Financial Statements...............................  54-58

Report of Independent Certified Public Accountants..........     59

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S.
 MARKETWIDE VALUE SERIES

Performance Chart...........................................     60

Schedule of Investments.....................................  61-66

Statement of Assets and Liabilities.........................     67

Statement of Operations.....................................     68

Statements of Changes in Net Assets.........................     69

Financial Highlights........................................     70

Notes to Financial Statements...............................  71-72

Report of Independent Certified Public Accountants..........     73

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to propective investors unless preceded or accompanied by an effective propectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                TAX-MANAGED U.S.
                      MARKETWIDE VALUE PORTFOLIO   RUSSELL 3000 VALUE INDEX
date                                     $10,000                    $10,000
Jan-99                                   $10,058                    $10,056
Feb-99                                    $9,690                     $9,872
Mar-99                                   $10,036                    $10,056
Apr-99                                   $11,239                    $10,994
May-99                                   $11,404                    $10,905
Jun-99                                   $11,687                    $11,228
Jul-99                                   $11,240                    $10,903
Aug-99                                   $10,841                    $10,500
Sep-99                                   $10,282                    $10,144
Oct-99                                   $10,439                    $10,670
Nov-99                                   $10,380                    $10,595
Dec-99                                   $10,544                    $10,664
Jan-00                                    $9,937                    $10,321
Feb-00                                    $9,241                     $9,648
Mar-00                                   $10,329                    $10,739
Apr-00                                   $10,594                    $10,626
May-00                                   $10,477                    $10,720
Jun-00                                    $9,826                    $10,284
Jul-00                                   $10,319                    $10,427
Aug-00                                   $10,941                    $10,999
Sep-00                                   $10,819                    $11,089
Oct-00                                   $11,136                    $11,341
Nov-00                                   $10,671                    $10,932

ANNUALIZED                       FROM
TOTAL RETURN (%)  ONE YEAR   JANUARY 1999
------------------------------------------
                    2.80         3.44

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES WHICH IN TURN INVESTS IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
JANUARY 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                        TAX-MANAGED U.S.
                    5-10 VALUE PORTFOLIO   RUSSELL 2000 VALUE INDEX
date                             $10,000                    $10,000
Jan-99                           $10,134                     $9,773
Feb-99                            $9,358                     $9,106
Mar-99                            $9,367                     $9,031
Apr-99                           $10,451                     $9,855
May-99                           $10,921                    $10,158
Jun-99                           $11,525                    $10,526
Jul-99                           $11,363                    $10,276
Aug-99                           $11,047                     $9,900
Sep-99                           $10,740                     $9,702
Oct-99                           $10,337                     $9,508
Nov-99                           $10,730                     $9,557
Dec-99                           $11,276                     $9,851
Jan-00                           $11,035                     $9,594
Feb-00                           $11,670                    $10,180
Mar-00                           $12,152                    $10,228
Apr-00                           $11,911                    $10,288
May-00                           $11,555                    $10,131
Jun-00                           $11,844                    $10,427
Jul-00                           $11,902                    $10,774
Aug-00                           $12,712                    $11,255
Sep-00                           $12,529                    $11,191
Oct-00                           $12,230                    $11,151
Nov-00                           $11,642                    $10,923

ANNUALIZED                       FROM
TOTAL RETURN (%)  ONE YEAR   JANUARY 1999
------------------------------------------
                    8.50         8.26

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $500 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
------------------------------------------------------------
TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO VS.
RUSSELL 2000 INDEX
JANUARY 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                        TAX-MANAGED U.S. 6-10
                      SMALL COMPANY PORTFOLIO   RUSSELL 2000 INDEX
date                                  $10,000              $10,000
Jan-99                                $10,219              $10,133
Feb-99                                 $9,398               $9,312
Mar-99                                 $9,322               $9,457
Apr-99                                $10,277              $10,305
May-99                                $10,716              $10,455
Jun-99                                $11,346              $10,928
Jul-99                                $11,240              $10,629
Aug-99                                $10,877              $10,235
Sep-99                                $10,829              $10,237
Oct-99                                $10,724              $10,279
Nov-99                                $11,631              $10,893
Dec-99                                $13,008              $12,126
Jan-00                                $13,017              $11,931
Feb-00                                $15,542              $13,901
Mar-00                                $14,623              $12,985
Apr-00                                $13,361              $12,203
May-00                                $12,501              $11,491
Jun-00                                $13,936              $12,493
Jul-00                                $13,439              $12,091
Aug-00                                $14,663              $13,014
Sep-00                                $14,386              $12,631
Oct-00                                $13,783              $12,068
Nov-00                                $12,387              $10,828

ANNUALIZED                       FROM
TOTAL RETURN (%)  ONE YEAR   JANUARY 1999
------------------------------------------
                    6.50         11.81

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF DOCILE 6-10 COMPANIES IN THE U.S.

Past performance is not predictive of future performance.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MAY 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                   TAX-MANAGED DFA  MSCI EAFE INDEX
                     INTERNATIONAL VALUE PORTFOLIO  (NET DIVIDENDS)
date                                       $10,000          $10,000
May-99                                      $9,529           $9,485
Jun-99                                      $9,930           $9,855
Jul-99                                     $10,321          $10,148
Aug-99                                     $10,472          $10,185
Sep-99                                     $10,512          $10,288
Oct-99                                     $10,461          $10,669
Nov-99                                     $10,261          $11,039
Dec-99                                     $10,778          $12,030
Jan-00                                      $9,982          $11,266
Feb-00                                      $9,610          $11,569
Mar-00                                     $10,213          $12,018
Apr-00                                      $9,902          $11,386
May-00                                     $10,184          $11,108
Jun-00                                     $10,768          $11,543
Jul-00                                     $10,446          $11,059
Aug-00                                     $10,526          $11,155
Sep-00                                     $10,224          $10,612
Oct-00                                     $10,164          $10,361
Nov-00                                     $10,264           $9,973

ANNUALIZED                      FROM
TOTAL RETURN (%)  ONE YEAR    MAY 1999
---------------------------------------
                    0.04        1.66

- THE PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE PORTFOLIOS' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                THE TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                               NOVEMBER 30, 2000

                                                                                 VALUE+
                                                                                 ------
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company.......................                  $259,532,106
                                                                              ------------
    Total Investments (100%) (Cost $243,046,625)++..........                  $259,532,106
                                                                              ============

--------------
++The cost for federal income tax purposes is $243,919,212.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.1%)
 *24/7 Media, Inc......................................     79,500     $     96,891
 *3-D Systems Corp.....................................     10,600          149,062
 *3Dfx Interactive, Inc................................     21,942           59,655
 *A.C. Moore Arts & Crafts, Inc........................     15,200          102,125
 AAR Corp..............................................     48,900          507,337
 ABC Bancorp...........................................      6,360           56,445
 *ABC Rail Products Corp...............................      7,300           53,153
 Abington Bancorp, Inc.................................      7,000           66,281
 *Abraxas Petroleum Corp...............................      6,500           18,281
 *Acceptance Insurance Companies, Inc..................     33,300          158,175
 *Accrue Software, Inc.................................     71,300          158,197
 Aceto Corp............................................     10,300           97,206
 *Acme Communications, Inc.............................     25,000          217,187
 *Acorn Products, Inc..................................      2,400            1,537
 *Action Performance Companies, Inc....................     38,300          117,294
 *Adac Laboratories....................................     25,000          458,594
 Adams Resources & Energy, Inc.........................      2,200           27,775
 *ADE Corp.............................................     12,200          211,594
 *Adept Technology, Inc................................     11,200          171,150
 *Advance Lighting Technologies, Inc...................      3,000           22,219
 *Advanced Magnetics, Inc..............................      2,100            4,987
 *Advanced Neuromodulation Systems, Inc................      6,700          157,241
 *Advanced Radio Telecom Corp..........................      4,000            8,187
 Advanta Corp. Class A.................................     26,300          192,730
 Advanta Corp. Class B Non-Voting......................     44,800          265,300
 Advest Group, Inc.....................................     20,800          682,500
 *Aehr Test Systems....................................      4,700           23,500
 *AEP Industries, Inc..................................      5,100          210,853
 *Aerovox, Inc.........................................      9,000           23,344
 *Aetrium, Inc.........................................     23,800          104,497
 *Aftermarket Technology Corp..........................     49,500          157,781
 *AG Services America, Inc.............................      1,300           16,250
 Agco Corp.............................................    132,300        1,289,925
 *Agribrands International, Inc........................     22,900        1,001,875
 *AHL Services, Inc....................................     36,200          441,187
 *AHT Corp.............................................     10,100               10
 *Air Methods Corp.....................................     13,900           50,605
 *Airgas, Inc..........................................    174,900        1,311,750
 *Airnet Systems, Inc..................................     22,200           81,862
 AK Steel Holding Corp.................................    255,419        2,330,698
 Alamo Group, Inc......................................     23,400          310,050
 *Alaska Air Group, Inc................................     79,100        2,209,856
 *Alaska Communications Systems Group, Inc.............     29,800          191,837
 *Albany International Corp. Class A...................     50,020          490,821
 Albemarle Corp........................................     16,800          370,650
 *Aldila, Inc..........................................     37,000           67,641
 Alexander & Baldwin, Inc..............................     88,100        2,351,169
 Alfa Corp.............................................      3,800           70,300
 Alico, Inc............................................      9,000          150,750
 Allen Organ Co. Class B...............................        400           22,300
 *Allen Telecom, Inc...................................     29,000          478,500
 Alliance Bancorp......................................     15,300          277,312
 *Alliance Pharmaceuticals Corp........................      9,800           83,453
 *Alliance Semiconductor Corp..........................     83,900        1,093,322
 *Allied Healthcare Products, Inc......................     17,500           52,773
                                                            SHARES           VALUE+
                                                            ------           ------
 *Allied Holdings, Inc.................................     11,500     $     57,500
 *Allied Research Corp.................................      9,900           86,625
 *Allied Riser Communications..........................     50,300           83,309
 *Allin Communications Corp............................     12,400           21,312
 *Allou Health & Beauty Care, Inc. Class A.............     11,200           40,600
 *Alphanet Solutions, Inc..............................      3,500            7,984
 *Alterra Healthcare Corp..............................     30,800           63,525
 Ambanc Holding Co., Inc...............................     11,800          188,062
 *Ambassadors, Inc.....................................     13,200          221,512
 *AMC Entertainment, Inc...............................     36,100           76,712
 Amcast Industrial Corp................................     21,300          262,256
 *Amerco, Inc..........................................     47,500          890,625
 *America West Holdings Corp.
   Class B.............................................     67,875          632,086
 *American Aircarriers Support, Inc....................     18,900           10,631
 American Biltrite, Inc................................        900           13,162
 *American Coin Merchandising, Inc.....................      9,200           23,575
 American Financial Group, Inc.........................     23,100          440,344
 *American Freightways Corp............................     77,200        2,149,537
 American Greetings Corp. Class A......................    150,000        1,378,125
 *American Healthcorp, Inc.............................     15,600          125,287
 *American Homestar Corp...............................     34,600           13,516
 *American Indemnity Financial Escrow..................      1,500            1,500
 *American Medical Security Group, Inc.................     31,400          170,737
 *American Medical Technologies, Inc...................        800              812
 *American Pacific Corp................................      6,000           29,062
 *American Physicians Services Group, Inc..............      1,900            3,117
 *American Retirement Corp.............................     23,500           90,475
 *American Skiing Co...................................     10,600           25,175
 *American Software, Inc. Class A......................     32,800           64,062
 *American Technical Ceramics Corp.....................      6,400           60,800
 *Amerihost Properties, Inc............................      8,400           24,675
 *Ameripath, Inc.......................................     48,400          804,650
 *Ameristar Casinos, Inc...............................     14,100           80,194
 Ameron, Inc...........................................      9,600          328,800
 AmerUs Group Co.......................................     56,000        1,634,500
 *Ames Department Stores, Inc..........................     31,200           62,887
 Ampco-Pittsburgh Corp.................................     23,100          251,212
 Amplicon, Inc.........................................     13,100          138,369
 *Amrep Corp...........................................     14,100           65,212
 *Amresco, Inc.........................................     12,700           26,194
 Analogic Corp.........................................      1,400           48,869
 Andersons, Inc........................................     11,300           99,228
 Andover Bancorp, Inc..................................      2,200           65,381
 *Angeion Corp.........................................        130               67
 *Anicom, Inc..........................................     60,700           49,319
 *Ann Taylor Stores Corp...............................     40,300          836,225
 *Antigenics, Inc......................................        637            7,664
 Apogee Enterprises, Inc...............................     66,800          316,256
 *Applica, Inc.........................................     47,900          209,562
 *Applied Extrusion Technologies, Inc..................     24,400           60,237
 *Applied Graphics Technologies, Inc...................     53,600          139,025
 Applied Industrial Technologies, Inc..................     30,100          534,275
 *Applied Microsystems Corp............................      6,400           21,400
 Applied Signal Technologies, Inc......................     21,100          116,050
 *Arch Capital Group Ltd...............................     27,800          414,394

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Arch Chemicals, Inc...................................     53,900     $    970,200
 Arch Coal, Inc........................................     51,800          527,712
 Arctic Cat, Inc.......................................     20,600          237,544
 Argonaut Group, Inc...................................     47,400          853,200
 *Ariel Corp...........................................      6,100            6,672
 *Arkansas Best Corp...................................     23,500          345,891
 Armstrong Holdings, Inc...............................     84,900           79,594
 Arnold Industries, Inc................................     59,300        1,117,434
 *Arqule, Inc..........................................      5,600          133,525
 Arvinmeritor, Inc.....................................     35,700          470,794
 ASB Financial Corp....................................      2,500           24,141
 *Ashworth, Inc........................................     25,300          177,891
 Astea International, Inc..............................     29,400           19,753
 Astro-Med, Inc........................................      5,400           23,287
 *Atlanta Sosnoff Capital Corp.........................      3,800           39,425
 *Atlantic American Corp...............................     29,400           56,503
 *Atrion Corp..........................................      5,000           60,625
 *Audio Visual Services Corp...........................     19,500            6,703
 *Audiovox Corp. Class A...............................     76,100          722,950
 *Ault, Inc............................................      4,700           29,669
 *Aurora Foods, Inc....................................     62,600          152,587
 *Auspex Systems, Inc..................................     23,400          143,691
 *Avatar Holdings, Inc.................................     19,300          395,650
 *Aviall, Inc..........................................     44,600          225,787
 *Aviation Sales Co....................................     31,100           93,300
 *Avid Technology, Inc.................................     74,100        1,340,747
 *Avis Group Holdings, Inc.............................     74,900        2,410,844
 *Avteam, Inc. Class A.................................     18,400            8,050
 *Axsys Technologies, Inc..............................      9,000          221,625
 *Aztar Corp...........................................     71,600        1,038,200
 AZZ, Inc..............................................      3,200           54,000
 *Badger Paper Mills, Inc..............................        400            1,100
 Bairnco Corp..........................................     10,900           84,475
 Baker (J.), Inc.......................................     20,400           86,062
 *Baker (Michael) Corp.................................     16,600          132,800
 Baldwin & Lyons, Inc. Class B.........................     14,300          269,019
 *Baldwin Technology, Inc. Class A.....................      4,300            5,375
 *Ballantyne Omaha, Inc................................     25,400           17,462
 *Bancinsurance Corp...................................      1,585            7,132
 Bancwest Corp.........................................     21,500          448,812
 Bandag, Inc...........................................     23,150          884,041
 Bandag, Inc. Class A..................................     23,200          742,400
 *Bank Plus Corp.......................................     40,700          132,911
 *Bank United Financial Corp. Class A..................     36,900          251,381
 BankAtlantic Bancorp, Inc. Class A....................      1,545            5,697
 Banner Corp...........................................     24,970          330,072
 Banta Corp............................................     18,400          420,900
 *Barrett Resources Corp...............................      5,100          196,987
 *Barringer Technologies, Inc..........................     14,400          128,700
 *Barry (R.G.) Corp....................................     10,800           24,975
 *Basin Exploration, Inc...............................     10,700          212,328
 Bassett Furniture Industries, Inc.....................     24,900          287,128
 *Battle Mountain Gold Co..............................     63,200           98,750
 Bay View Capital Corp.................................     67,707          528,961
 *Baycorp Holdings, Ltd................................      3,200           25,200
 *Be Aerospace, Inc....................................     19,700          273,953
 *Beazer Homes USA, Inc................................     21,300          666,956
 *Bel Fuse, Inc. Class A...............................      3,500          118,344
 *Belco Oil & Gas Corp.................................     20,200          172,962
 Bell Industries, Inc..................................     18,600           46,500
 *Bell Microproducts, Inc..............................     21,000          393,094
 *Benchmark Electronics, Inc...........................     18,900          545,737
                                                            SHARES           VALUE+
                                                            ------           ------
 *Benton Oil & Gas Co..................................     24,300     $     37,969
 Bergen Brunswig Corp. Class A.........................    279,997        4,217,455
 Berkley (W.R.) Corp...................................     56,600        2,032,294
 *Berlitz International, Inc...........................      9,900           75,487
 *Bethlehem Steel Corp.................................    268,800          604,800
 *Beverly Enterprises..................................    217,700        1,197,350
 BHA Group Holdings, Inc. Class A......................      7,185          113,837
 Bindley Western Industries, Inc.......................     28,300          891,450
 *Bio Vascular, Inc....................................     10,300           41,200
 *Bio-Rad Laboratories, Inc. Class A...................      9,200          303,600
 *BioReliance Corp.....................................     14,000          168,875
 *Biosource International, Inc.........................      8,600          124,700
 *Birmingham Steel Corp................................     16,300           20,375
 Blair Corp............................................     17,000          361,250
 Block Drug Co., Inc. Class A..........................     27,744        1,462,629
 *Blonder Tongue Laboratories, Inc.....................      4,700           18,212
 *Bluegreen Corp.......................................     24,600           52,275
 BMC Industries, Inc...................................     56,000          280,000
 Bob Evans Farms, Inc..................................     78,100        1,593,728
 *Boca Resorts, Inc....................................     82,000        1,255,625
 *Bogen Communications International, Inc..............      7,800           37,294
 *Bolt Technology Corp.................................      5,600           21,000
 *Bon-Ton Stores, Inc..................................     26,800           78,725
 *Books-a-Million, Inc.................................     36,800           97,175
 *Borders Group, Inc...................................      8,500          108,906
 Borg Warner Automotive, Inc...........................     58,600        2,146,225
 *Boron, Lepore and Associates, Inc....................     29,600          284,900
 *Boston Biomedical, Inc...............................      3,300            7,837
 *Boston Communications Group, Inc.....................     13,500          278,016
 Bostonfed Bancorp, Inc................................      2,900           54,375
 Bowl America, Inc. Class A............................      3,360           28,980
 Bowne & Co., Inc......................................     55,200          445,050
 *Boyd Gaming Corp.....................................    102,900          398,737
 *Brass Eagle, Inc.....................................     14,900           75,431
 *Brightpoint, Inc.....................................     33,500          181,633
 *BrightStar Information Technology Group, Inc.........      8,800            7,425
 Brookline Bancorp, Inc................................     50,500          549,187
 *Brooks Automation, Inc...............................     41,400          937,969
 *Brookstone, Inc......................................      3,000           37,969
 *Brown & Sharpe Manufacturing Co. Class A.............     27,000          131,625
 *Brown (Tom), Inc.....................................     34,500          922,875
 Brown Shoe Company, Inc...............................     37,000          395,437
 Brush Wellman, Inc....................................     30,700          587,137
 BSB Bancorp, Inc......................................     22,700          312,834
 *BTU International, Inc...............................      8,100           68,091
 *Budget Group, Inc....................................     75,000          126,562
 *Building Materials Holding Corp......................     30,500          243,523
 *Bull Run Corp. GA....................................     17,900           34,122
 Burlington Coat Factory Warehouse Corp................    104,780        1,421,079
 *Burlington Industries, Inc...........................     64,500           84,656
 Bush Industries, Inc. Class A.........................     15,850          199,116
 *Butler International, Inc............................     21,600          114,750
 Butler Manufacturing Co...............................     13,400          326,625
 *C.P. Clare Corp......................................     15,700           70,650
 Cadmus Communications Corp............................     18,900          132,891
 Calgon Carbon Corp....................................     93,400          525,375
 *Caliber Learning Network, Inc........................     30,300           47,344
 *Calico Commerce, Inc.................................     20,000           31,875

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *California Coastal Communities, Inc..................     12,200     $     51,087
 *California Micro Devices Corp........................      5,100           39,366
 *Callon Petroleum Co..................................      5,100           71,719
 Cal-Maine Foods, Inc..................................     16,100           67,922
 Camco Financial Corp..................................     11,200           98,350
 *Cannondale Corp......................................      7,900           28,637
 *Canterbury Information Technology, Inc...............     12,000           48,000
 *Capital Corp. of the West............................      5,600           64,400
 *Capital Crossing Bank................................     14,200          126,912
 *Capital Pacific Holdings, Inc........................     16,900           50,700
 *Capital Senior Living Corp...........................     39,700           96,769
 *Capital Trust, Inc...................................     11,300           48,025
 Capitol Transamerica Corp.............................     16,750          199,953
 Caraustar Industries, Inc.............................     73,500          663,797
 *Carbide/Graphite Group, Inc..........................     15,900           39,750
 *CareMatrix Corp......................................      1,355              610
 Carpenter Technology Corp.............................     52,800        1,752,300
 *Carriage Services, Inc. Class A......................     29,000           43,500
 *Carrington Laboratories, Inc.........................     22,900           24,689
 Carter-Wallace, Inc...................................     23,000          691,437
 Cascade Corp..........................................     10,800          173,475
 *Casella Waste Systems, Inc. Class A..................     59,200          223,850
 Casey's General Stores, Inc...........................      1,700           19,816
 Cash America International, Inc.......................     52,800          224,400
 *Casino Data Systems..................................     23,200          125,425
 Castle (A.M.) & Co....................................     19,850          207,184
 *Castle Dental Centers, Inc...........................      2,300              755
 Castle Energy Corp....................................     17,000          114,750
 *Catalina Lighting, Inc...............................      8,600           19,887
 Cato Corp. Class A....................................     26,700          365,456
 Cavalier Homes, Inc...................................      1,000              875
 *CB Richard Ellis Services, Inc.......................     44,500          670,281
 CBRL Group, Inc.......................................    131,200        2,841,300
 *Celadon Group, Inc...................................     15,800           64,187
 *Celeris Corporation..................................      6,966            8,925
 *Celeritek, Inc.......................................      6,700          239,734
 Cenit Bancorp, Inc....................................      3,700           43,012
 Central Bancorp, Inc..................................      3,500           55,781
 Century Aluminum Co...................................     41,900          299,847
 *Century Business Services, Inc.......................     54,300           56,845
 *Ceradyne, Inc........................................      8,400           64,837
 *CFM Technologies, Inc................................      8,400           41,475
 *Champion Enterprises, Inc............................    112,900          352,812
 Champion Industries, Inc..............................      3,900            8,653
 *Champps Entertainment, Inc...........................      1,000            7,984
 *Charming Shoppes, Inc................................    145,700          828,669
 *Chart House Enterprises, Inc.........................     24,200          110,412
 *Chase Industries, Inc................................     17,250          133,687
 *Check Technology Corp................................      5,900           21,941
 *Checkers Drive-In Restaurant, Inc....................     21,537           86,821
 *Checkpoint System, Inc...............................     59,500          490,875
 Chemed Corp...........................................      8,300          285,312
 Chemfirst, Inc........................................     16,000          324,000
 Chesapeake Corp.......................................     33,000          552,750
 Chesapeake Utilities Corp.............................      4,000           74,500
 Chicago Rivet & Machine Co............................        400            7,175
 *Children's Comprehensive Services, Inc...............     12,450           39,684
 *Childtime Learning Centers, Inc......................      4,700           27,759
 *Chiquita Brands International, Inc...................    145,000          244,687
 *Chromcraft Revington, Inc............................      2,100           15,487
                                                            SHARES           VALUE+
                                                            ------           ------
 *Chronimed, Inc.......................................      6,600     $     48,469
 *Chyron Corp..........................................      4,000            7,750
 CICOR International, Inc..............................     17,300          170,837
 *CIDCO, Inc...........................................     33,700           54,236
 *Ciprico, Inc.........................................     12,500          105,078
 *Circuit City Stores, Inc. (Carmax Group).............     55,100          220,400
 *Citadel Holding Corp. Class A........................      4,720           13,865
 *Citation Holding Corp. Class B.......................      1,180            3,614
 CKE Restaurants, Inc..................................     45,000          109,687
 *Clarent Corp.........................................      5,415           65,657
 *Clean Harbors, Inc...................................     22,400           41,650
 Cleveland Cliffs, Inc.................................     25,100          497,294
 *Clintrials Research, Inc.............................     36,300          198,516
 CNA Surety Corp.......................................      8,000           94,000
 *CNET Networks, Inc...................................     51,736        1,107,474
 *CNS, Inc.............................................     29,600           95,275
 Coachmen Industries, Inc..............................     19,300          165,256
 *Coast Dental Services, Inc...........................      8,700           11,962
 Coastal Bancorp, Inc..................................     15,050          285,480
 *Coastcast Corp.......................................      8,100          140,231
 *Cobra Electronic Corp................................     12,800           72,400
 *Coeur d'Alene Mines Corp. ID.........................     10,400           11,700
 *Coherent, Inc........................................     18,300          531,272
 Cole National Corp. Class A...........................     29,700          261,731
 *Columbia Banking System, Inc.........................      9,240          115,500
 Columbus McKinnon Corp................................     16,700          168,566
 *Comdial Corp.........................................      7,251           12,916
 *Comforce Corp........................................     19,000           28,500
 *Comfort Systems USA, Inc.............................     78,900          246,562
 *Command Systems, Inc.................................      3,800            8,075
 Commerce Group, Inc...................................     38,600          960,175
 Commercial Bank of New York...........................        900           10,406
 Commercial Federal Corp...............................    131,500        2,202,625
 Commercial Metals Co..................................     34,200          837,900
 Commonwealth Bancorp, Inc.............................      9,700          144,591
 Commonwealth Industries, Inc..........................     40,000          185,000
 Communications Systems, Inc...........................      3,400           31,662
 Community Financial Corp..............................      3,200           32,400
 Community Financial Group, Inc........................      3,400           40,375
 Community Savings Bankshares, Inc.....................     17,600          220,550
 Community Trust Bancorp, Inc..........................      5,170           76,096
 *Compucom Systems, Inc................................    132,400          217,219
 *Computer Horizons Corp...............................     48,400          167,887
 *Comshare, Inc........................................     12,100           35,544
 *Comstock Resources, Inc..............................     42,800          369,150
 *Concord Camera Corp..................................     19,600          390,775
 *Cone Mills Corp. NC..................................     53,500          177,219
 *Congoleum Corp. Class A..............................     10,300           30,900
 *Conmed Corp..........................................     37,600          541,675
 *Consolidated Freightways Corp........................     45,800          166,025
 *Consolidated Graphics, Inc...........................     31,400          323,812
 *Consolidated Stores Corp.............................    250,000        2,140,625
 Cooper Tire & Rubber Co...............................    144,000        1,332,000
 *CoorsTek, Inc........................................      9,775          240,098
 *Core Materials Corp..................................        700            1,050
 Corn Products International, Inc......................     80,500        1,952,125
 *Cornell Corrections, Inc.............................     21,300           86,531
 *Corrpro Companies, Inc...............................     14,500           51,656
 Corus Bankshares, Inc.................................     20,000          810,625
 *Cost-U-Less, Inc.....................................      2,500            2,969
 *Cotelligent Group, Inc...............................     32,000           52,000

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Courier Corp..........................................      1,500     $     41,437
 *Covenant Transport, Inc. Class A.....................     23,300          197,322
 *Coventry Health Care, Inc............................     80,700        1,704,787
 Covest Bancshares, Inc................................      3,500           43,094
 CPAC, Inc.............................................     12,500           83,398
 *Craig (Jenny), Inc...................................     49,800           68,475
 *Credit Acceptance Corp...............................     89,600          488,600
 Crompton Corp.........................................     50,000          437,500
 *Cross (A.T.) Co. Class A.............................     31,700          170,387
 *Crossman Communities, Inc............................     21,100          403,537
 *Crown Central Petroleum Corp. Class A................      6,600           50,325
 *Crown Central Petroleum Corp. Class B................     10,200           76,500
 Crown Cork & Seal Co., Inc............................    314,500        1,277,656
 *Crown Group, Inc.....................................     16,900           76,050
 *CSK Auto Corp........................................     60,000          176,250
 *CSP, Inc.............................................      4,126           15,730
 *CSS Industries, Inc..................................     16,000          305,000
 *CTB International Corp...............................     20,600          168,662
 Cubic Corp............................................     18,100          635,762
 *Cumulus Media, Inc. Class A..........................     70,600          307,772
 *Curative Health Services, Inc........................     20,100          109,922
 *Cyberoptics Corp.....................................      7,500          138,281
 *Cybersource Corp.....................................     61,800          190,228
 *Cybex International, Inc.............................        600            1,612
 *Cylink Corp..........................................      7,600           25,412
 *Cyrk, Inc............................................     34,700           82,412
 *Cysive, Inc..........................................     20,000          134,687
 *D A Consulting Group, Inc............................      8,300           10,116
 Dain Rauscher Corp....................................      9,300          871,875
 *Damark International, Inc. Class A...................      7,600           56,525
 *Dan River, Inc. (GA) Class A.........................     43,900           93,287
 *Danielson Holding Corp...............................      9,500           36,812
 *Data I/O Corp........................................      6,100           22,017
 Data Research Association, Inc........................      1,800            9,450
 *Data Systems & Software, Inc.........................     10,200           48,769
 *DataTRAK International, Inc..........................      7,900           28,391
 *Datron Systems, Inc..................................      7,300           86,916
 *Datum, Inc...........................................      6,500          143,203
 *Dave and Busters, Inc................................     32,900          304,325
 *DaVita, Inc..........................................     36,700          387,644
 *Dawson Geophysical Co................................      9,400           81,956
 *Deckers Outdoor Corp.................................     16,000           73,000
 *Del Global Technologies Corp.........................      8,500           73,312
 *dELiA*s Corp.........................................     71,740           59,410
 *Delphi Financial Group, Inc. Class A.................     16,398          580,079
 Delta Apparel, Inc....................................        970           15,277
 Delta Natural Gas Co., Inc............................      2,800           51,450
 *Delta Woodside Industries, Inc.......................      9,700           10,306
 Deltic Timber Corp....................................      1,300           26,406
 *Designs, Inc.........................................        500            1,195
 *Detection Systems, Inc...............................     14,100          157,744
 *Digi International, Inc..............................     30,600          188,859
 Dillards, Inc. Class A................................    191,300        2,104,300
 Dime Community Bancorp, Inc...........................     26,900          550,609
 *Diodes, Inc..........................................      6,900           76,331
 *Discount Auto Parts, Inc.............................     16,000          101,000
 *Dixie Group, Inc.....................................     21,500           63,492
 *Dollar Thrifty Automotive Group, Inc.................     53,800          941,500
 Donegal Group, Inc....................................     10,500          104,344
 *Donna Karan International, Inc.......................     48,500          239,469
 Donnelly Corp. Class A................................      5,600           72,352
 Downey Financial Corp.................................     35,700        1,624,350
                                                            SHARES           VALUE+
                                                            ------           ------
 *Dress Barn, Inc......................................     24,700     $    575,819
 *DRS Technologies, Inc................................      9,500          130,625
 *DT Industries, Inc...................................     26,400          262,152
 *Duck Head Apparel Co., Inc...........................        970            2,667
 *Duckwall-Alco Stores, Inc............................      6,600           47,334
 *Ducommun, Inc........................................     10,300          122,312
 *Dura Automotive Systems, Inc.........................     35,500          220,766
 *DVI, Inc.............................................     33,200          549,875
 *Dwyer Group, Inc.....................................      7,600           14,962
 *Dynamics Research Corp...............................      8,800           72,050
 *E Com Ventures, Inc..................................      5,200            4,550
 Earthgrains Co........................................     87,300        1,980,619
 *eBT International, Inc...............................     33,700           87,409
 ECC International Corp................................     13,300           44,887
 Edelbrock Corp........................................        100              987
 *Edgewater Technology, Inc............................     60,400          332,200
 Edo Corp..............................................      5,600           46,200
 *Educational Insights, Inc............................      2,800            2,712
 *EduTrek International, Inc...........................      4,700           15,128
 *EFTC Corp............................................     15,700           24,041
 *eGain Communications Corp............................      1,472            3,772
 *EGL, Inc.............................................      8,300          285,053
 *Elan Corp. P.L.C. ADR................................      8,729          470,820
 *Elcotel, Inc.........................................     10,200            4,144
 *Elder-Beerman Stores Corp............................     36,200          121,044
 *Electro Rent Corp....................................     10,100          113,941
 *Electroglas, Inc.....................................     12,200          157,456
 *Elite Information Group, Inc.........................     11,000           55,000
 EMC Insurance Group, Inc..............................      1,000           10,094
 *Emcor Group, Inc.....................................      8,400          207,900
 Empire Federal Bancorp, Inc...........................      1,800           22,725
 *EMS Technologies, Inc................................      9,800          115,150
 *Encad, Inc...........................................      5,000            8,437
 *Encompass Services Corp..............................    149,900          543,387
 *Encore Wire Corp.....................................     21,600          141,075
 Energen Corp..........................................     24,300          694,069
 Enesco Group, Inc.....................................     29,000          170,375
 Engineered Support Systems, Inc.......................      6,500          144,219
 Enhance Financial Services Group, Inc.................     89,000        1,184,812
 Ennis Business Forms, Inc.............................        500            3,625
 *Enserch Exploration Corp.............................     82,900          279,787
 *ePresence, Inc.......................................     48,300          185,653
 *Equinox Systems, Inc.................................     15,300          145,589
 *Equity Marketing, Inc................................      4,400           54,450
 *Equity Oil Co........................................     26,500           67,078
 *Esco Technologies, Inc...............................     26,500          470,375
 Espey Manufacturing & Electronics Corp................        400            6,775
 *Esterline Technologies Corp..........................     37,000          723,812
 *Evans & Sutherland Computer Corp.....................     21,400          132,412
 Everest Re Group, Ltd.................................      2,100          126,394
 *Exabyte Corp.........................................     49,100          168,014
 *Exponent, Inc........................................     14,000          133,875
 *Extended Stay America, Inc...........................    215,400        2,679,037
 *Extended Systems, Inc................................      3,000           58,406
 *E-Z-Em, Inc. Class A.................................      3,700           23,703
 *Fairchild Corp. Class A..............................     10,400           54,600
 *Fairfield Communities, Inc...........................     10,000          139,375
 Falcon Products, Inc..................................      9,200           68,425
 *Farm Family Holdings, Inc............................      3,500          147,875
 Farrel Corp...........................................      6,000            5,625

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 FBL Financial Group, Inc. Class A.....................     29,800     $    433,962
 Federal-Mogul Corp....................................    176,700          342,356
 *FEI Co...............................................     30,500          512,781
 FFLC Bancorp..........................................      1,700           24,437
 *Fibermark, Inc.......................................     12,700          114,300
 Fidelity National Corp................................      2,000           12,937
 Fidelity National Financial, Inc......................     35,800          856,962
 *Finish Line, Inc. Class A............................     39,000          314,437
 *Finishmaster, Inc....................................      9,000           44,437
 Finova Group, Inc.....................................     80,300           40,150
 *Firebrand Financial Group, Inc.......................      1,000              578
 First American Financial Corp.........................     86,600        1,883,550
 First Bancorp.........................................      7,979          122,428
 First Bell Bancorp, Inc...............................      6,400           80,600
 *First Cash, Inc......................................     10,400           29,412
 First Charter Corp....................................     31,700          426,959
 First Citizens Bancshares, Inc........................     12,200          878,781
 First Defiance Financial Corp.........................     15,000          164,062
 First Essex Bancorp...................................      8,800          163,075
 First Federal Bancshares of Arkansas, Inc.............      7,700          141,487
 First Indiana Corp....................................        700           15,772
 *First Investors Financial Services Group, Inc........      6,900           26,306
 First Mariner Bank Corp...............................      5,300           24,844
 First Midwest Financial, Inc..........................      4,400           39,325
 First Niagara Financial Group, Inc....................     52,200          493,453
 *First Republic Bank..................................      7,200          203,400
 First Sentinel Bancorp, Inc...........................     46,900          458,741
 *First Team Sports, Inc...............................      6,100            6,672
 FirstBank NW Corp.....................................      2,000           23,187
 Firstfed America Bancorp, Inc.........................      6,000           81,000
 *FirstFed Financial Corp. DE..........................     34,500          916,406
 Firstspartan Financial Corp...........................      5,000          161,875
 *Fischer Imaging Corp.................................      3,200            9,700
 Flagstar Bancorp, Inc.................................     25,200          338,625
 *Flander Corp.........................................     16,800           31,237
 Fleetwood Enterprises, Inc............................     78,900          986,250
 Fleming Companies, Inc................................     83,400          985,162
 Flexsteel Industries, Inc.............................      7,100           75,659
 *Florsheim Group, Inc.................................      2,300            2,947
 Flushing Financial Corp...............................     18,200          276,981
 FNB Financial Services Corp...........................      2,300           25,300
 *Foilmark, Inc........................................      7,100           28,289
 *Forcenergy, Inc......................................     19,700           16,745
 *Forest Oil Corp......................................      8,800          108,900
 *Fortune Financial, Inc...............................      6,000           13,500
 *Foster (L.B.) Co. Class A............................     15,800           48,387
 Foster Wheeler Corp...................................     84,500          338,000
 *FPIC Insurance Group, Inc............................     21,800          217,659
 Frankfort First Bancorp, Inc..........................        200            2,587
 Franklin Bank National Associaton Southfield, MI......      9,300           81,666
 *Franklin Covey Co....................................     43,800          350,400
 *Franklin Electronic Publishers, Inc..................      3,900           27,300
 Freds, Inc. Class A...................................     12,800          256,400
 Fremont General Corp..................................    170,500          458,219
 *French Fragrances, Inc...............................     18,300          199,012
 Frequency Electronics, Inc............................      9,200          119,600
 *Fresh America Corp...................................     11,500           13,297
 *Fresh Choice, Inc....................................      4,000            7,125
 *Friede Goldman International.........................     99,069          402,468
                                                            SHARES           VALUE+
                                                            ------           ------
 *Friedman Billings Ramsey Group, Inc. Class A.........     38,600     $    236,425
 Friedman Industries, Inc..............................      6,840           21,375
 Friedmans, Inc. Class A...............................     27,800          139,000
 Frisch's Restaurants, Inc.............................      8,500          114,750
 *Fritz Companies, Inc.................................     75,200          493,500
 *Frozen Food Express Industries, Inc..................     33,800           69,712
 FSF Financial Corp....................................      4,200           61,425
 *FSI International, Inc...............................     21,800          193,816
 *FTI Consulting, Inc..................................     16,000          114,000
 GA Financial, Inc.....................................      3,500           42,875
 *Gadzooks, Inc........................................     10,600          191,794
 Gainsco, Inc..........................................     11,400           29,925
 *Galey & Lord, Inc....................................      1,000            1,937
 *GameTech International, Inc..........................     19,800           81,984
 Garan, Inc............................................      1,000           22,875
 *Garden Fresh Restaurant Corp.........................     13,200          103,537
 *Gasonics International, Inc..........................      1,400           18,900
 Gaylord Entertainment Co..............................     16,800          379,050
 *Gehl Co..............................................      2,000           23,000
 Gencorp, Inc..........................................     74,000          592,000
 *General Binding Corp.................................     20,400          165,750
 General Cable Corp....................................     33,700          191,669
 *General Communications, Inc. Class A.................     80,600          401,741
 General Electric Co...................................      3,507          173,816
 *Genesee & Wyoming, Inc...............................      7,000          209,125
 *Genicom Corp.........................................        300                3
 *Genlyte Group, Inc...................................     28,700          672,656
 *Genome Therapeutics Corp.............................      8,000           93,250
 *Gensym Corp..........................................      7,700           15,400
 *Gentiva Health Services..............................     17,300          218,953
 *Gerber Childrenswear, Inc............................     16,000           76,000
 Gerber Scientific, Inc................................     29,700          207,900
 *Getty Petroleum Marketing, Inc.......................     28,900          151,725
 *Giant Industries, Inc................................      5,800           42,775
 Gibraltar Steel Corp..................................     23,500          318,719
 *Giga-Tronics, Inc....................................      2,800           18,069
 *G-III Apparel Group, Ltd.............................     15,000          100,781
 Glatfelter (P.H.) Co..................................     90,100        1,036,150
 *Glenayre Technologies, Inc...........................    105,000          479,062
 *Global Sources, Ltd..................................        541           11,970
 *Global Vacation Group, Inc...........................     23,250           59,578
 Golden Enterprises, Inc...............................        300            1,116
 *Golden State Vintners, Inc...........................     11,800           87,025
 *Good Guys, Inc.......................................     32,500          115,781
 *Goodys Family Clothing...............................     75,800          298,462
 Gorman-Rupp Co........................................      7,700          133,787
 *Gottschalks, Inc.....................................     24,800          111,600
 *GP Strategies Corp...................................     24,100          125,019
 Granite Construction, Inc.............................     19,000          528,437
 *Graphic Packaging International Corp.................      7,700           11,069
 Great American Financial Resources, Inc...............      1,000           18,000
 Great Atlantic & Pacific Tea Co., Inc.................     86,300          706,581
 *Greenbriar Corp......................................      2,200            1,100
 Greenbrier Companies, Inc.............................      4,700           44,944
 *Grey Wolf, Inc.......................................     16,500           63,937
 *Griffin Land & Nurseries, Inc. Class A...............      1,900           24,937
 *Griffon Corp.........................................     64,500          403,125
 *Group 1 Automotive, Inc..............................     34,200          307,800
 *GTSI Corp............................................     24,900           97,266

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Guaranty Federal Bancshares, Inc......................      9,400     $    111,331
 *Guaranty Financial Corp..............................      2,000           10,750
 *Guest Supply, Inc....................................      5,800          100,775
 Guilford Mills, Inc...................................        200              300
 *Gulf Island Fabrication, Inc.........................      9,800          154,656
 *Gulfmark Offshore, Inc...............................     14,800          351,962
 *Gundle/SLT Environmental, Inc........................      5,400           13,500
 *Gymboree Corp........................................     63,200          819,625
 *GZA Geoenvironmental Technologies, Inc...............      1,600           10,000
 Haggar Corp...........................................     15,100          204,794
 *Halifax Corp.........................................      2,000            7,625
 Hancock Fabrics, Inc..................................     33,400          131,512
 Hancock Holding Co....................................      4,300          137,600
 *Handleman Co.........................................     24,400          170,800
 *Hanger Orthopedic Group, Inc.........................     49,800          105,825
 Harbor Florida Bancshares, Inc........................     21,500          262,703
 Hardinge Brothers, Inc................................     17,300          214,087
 Harleysville Group, Inc...............................     62,700        1,542,028
 Harman International Industries, Inc..................      3,800          138,700
 *Hartmarx Corp........................................     33,500           77,469
 *Hastings Entertainment, Inc..........................     28,900           66,831
 *Hauser, Inc..........................................      1,900              920
 Haven Bancorp, Inc....................................     11,100          356,587
 *Hawaiian Airlines, Inc...............................     59,900          123,544
 *Hawk Corp............................................     18,600          116,250
 *Hawker Pacific Aerospace.............................      6,000           22,312
 *Hawthorne Financial Corp.............................     11,000          138,531
 HCC Insurance Holdings, Inc...........................     27,700          675,187
 *Health Management Systems, Inc.......................     40,000           48,750
 *Health Net Inc.......................................     50,000        1,175,000
 *Health Risk Management, Inc..........................      2,600           18,850
 *Health Systems Design Corp...........................      5,000            9,844
 *Healthcare Recoveries, Inc...........................     22,300           74,566
 *Healthplan Services Corp.............................      1,000            9,437
 *Hector Communications Corp...........................      4,600           47,725
 Heico Corp............................................     20,000          316,250
 Heico Corp. Class A...................................      2,000           23,250
 Helmerich & Payne, Inc................................      3,900          116,269
 *Herley Industries, Inc...............................      3,500           67,703
 *Hexcel Corp..........................................     38,000          353,875
 *High Plains Corp.....................................     37,900           89,420
 *Highlands Insurance Group, Inc.......................     11,700          110,419
 *Hirsch International Corp. Class A...................        900              830
 *Hi-Tech Pharmacal, Inc...............................      7,800           31,687
 HMN Financial, Inc....................................      6,400           81,600
 *Holiday RV Superstores, Inc..........................        500            2,203
 Holly Corp............................................     13,100          176,850
 *Hollywood Entertainment Corp.........................     81,500           78,953
 *Hologic, Inc.........................................     34,700          175,669
 *Home Products International, Inc.....................     18,300           30,595
 Horizon Financial Corp................................      6,600           63,937
 *Horizon Health Corp..................................      2,600           13,406
 *Horizon Offshore, Inc................................     31,400          498,475
 *Horizon Organic Holding Corp.........................     17,400          122,887
 *Horizon Pharmacies, Inc..............................     10,400           16,900
 Horton (D.R.), Inc....................................     67,899        1,260,375
 *Houston Exploration Co...............................     24,500          649,250
 *Hovnanian Enterprises, Inc. Class A..................     28,100          216,019
 *HS Resources, Inc....................................     25,900          840,131
 Hudson River Bancorp, Inc.............................     32,200          413,569
 Hughes Supply, Inc....................................     51,000          742,050
                                                            SHARES           VALUE+
                                                            ------           ------
 *Humana, Inc..........................................    358,500     $  4,302,000
 Hunt (J.B.) Transport Services, Inc...................     72,100          944,059
 Hunt Corp.............................................     20,100           81,656
 *Huntco, Inc. Class A.................................      4,300            4,300
 *Hurco Companies, Inc.................................      6,100           20,969
 *Hutchinson Technology, Inc...........................     51,200          801,600
 *Hypercom Corp........................................     65,600          225,500
 *Hyseq, Inc...........................................     12,100          146,334
 *iBasis, Inc..........................................      8,100           34,805
 Iberiabank Corp.......................................      7,800          137,962
 *ICT Group, Inc.......................................     10,400           99,775
 *IdeaMall, Inc........................................     22,500           33,047
 *IDT Corp.............................................      3,000           78,187
 *IEC Electronics Corp.................................     16,800           22,575
 *IFR Systems, Inc.....................................     16,400           64,062
 *IHOP Corp............................................     16,100          320,994
 *II-VI, Inc...........................................     16,400          258,300
 *Il Fornaio (America) Corp............................      6,200           80,406
 *Imation Corp.........................................     73,600        1,168,400
 *Immucor, Inc.........................................     20,200           86,481
 *Imperial Credit Industries, Inc......................     53,000           43,891
 *Imperial Sugar Co....................................      5,900            5,531
 Independence Community Bank Corp......................    117,700        1,695,616
 Independent Bank East.................................     10,861          181,243
 *Industrial Distribution Group, Inc...................      2,600            6,175
 *Industrial Holdings, Inc.............................     10,000           16,719
 *Industri-Matematik International Corp................      2,000            6,687
 *Infinium Software, Inc...............................     14,100           36,131
 *InFocus Corporation..................................     15,400          476,437
 *Infogrames, Inc......................................      9,420           59,169
 *Information Resources, Inc...........................     69,400          260,250
 Ingles Market, Inc. Class A...........................     22,100          205,806
 *Ingram Micro, Inc....................................     98,100        1,385,662
 *Innotrac Corp........................................     22,500          106,875
 *Innovative Clinical Solutions, Ltd...................        519              495
 *Innoveda, Inc........................................     33,000           63,422
 *Innovex, Inc.........................................     12,800          135,200
 *Inprimis, Inc........................................      8,100           12,909
 *Inprise Corp.........................................     29,700          148,964
 *Input/Output, Inc....................................    104,500          836,000
 *Insignia Financial Group, Inc........................     38,000          410,875
 *Inspire Insurance Solutions, Inc.....................     22,900            6,798
 Insteel Industries, Inc...............................      1,000            1,375
 *Insurance Auto Auctions, Inc.........................     23,800          270,725
 *InsWeb Corp..........................................     10,000           15,625
 *IntegraMed America, Inc..............................      2,300            4,816
 *Integrated Electrical Services, Inc..................     75,500          429,406
 *Integrated Information Systems, Inc..................      5,000            4,609
 *Integrated Measurement System, Inc...................      8,900          127,659
 *Integrated Silicon Solution, Inc.....................     19,100          146,533
 *Intelligroup, Inc....................................     25,800           39,909
 *Inter Parfums, Inc...................................     11,700          103,837
 Interface, Inc. Class A...............................     95,800          805,319
 *Intergraph Corp......................................     58,200          351,019
 *Intermagnetics General Corp..........................     12,154          194,464
 Intermet Corp.........................................     57,500          355,781
 *International Aircraft Investors.....................      7,400           40,931
 International Multifoods Corp.........................     34,200          660,487
 *International Speciality Products, Inc...............     39,600          232,650
 *International Total Services, Inc....................      6,500            6,305
 *Internet Pictures Corp...............................      2,500            4,453

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Interpool, Inc........................................     45,900     $    619,650
 *Interstate National Dealers Services, Inc............      8,300           49,022
 *Intervoice, Inc......................................      1,449           10,822
 *Intevac, Inc.........................................      3,500           14,109
 *Intrusion.com, Inc...................................     14,800          125,337
 Investors Title Co....................................      1,300           14,706
 *Invision Technologies, Inc...........................     25,800           49,181
 *Invitrogen Corp......................................      4,166          300,082
 *Invivo Corp..........................................      6,500           62,562
 *Ionics, Inc..........................................     35,900          803,262
 *Iridex Corp..........................................      6,200           46,694
 *Isle of Capri Casinos, Inc...........................     23,700          182,934
 *Isolyser Co., Inc....................................      8,300            9,856
 *IT Group, Inc .......................................     45,500          182,000
 *ITLA Capital Corp....................................     18,200          267,313
 *Itron, Inc...........................................     34,800          140,288
 *IVI Checkmate Corp...................................     43,700          106,519
 *J & J Snack Foods Corp...............................     18,200          263,331
 *J. Alexander's Corp..................................     11,800           33,925
 *J. Jill Group, Inc...................................     24,000          341,250
 *Jackpot Enterprises, Inc.............................      8,800           55,550
 Jacksonville Bancorp, Inc.............................      2,200           31,075
 *Jaco Electronics, Inc................................     13,050           80,747
 *Jacobson Stores, Inc.................................      5,000           19,297
 *JDA Software Group, Inc..............................     10,100          121,831
 Jefferies Group, Inc..................................     23,400          585,000
 Jefferson Savings Bancorp, Inc........................     23,900          342,816
 *JLM Industries, Inc..................................      2,500            3,828
 *Johnson Outdoors, Inc................................     12,900           75,384
 *Jos. A. Bank Clothiers, Inc..........................     11,400           44,175
 *JPM Co...............................................     16,000           22,000
 *JPS Industries, Inc..................................     18,000           73,125
 *JWGenesis Financial Corp.............................     16,300          171,150
 K Swiss, Inc. Class A.................................     19,100          458,997
 *K2, Inc..............................................     38,800          305,550
 *Kaiser Aluminum Corp.................................    153,500          738,719
 *Kaiser Ventures, Inc.................................      9,100          123,988
 Kaman Corp. Class A...................................     52,700          614,284
 *Kasper A.S.L., Ltd...................................      7,000            1,313
 Katy Industries, Inc..................................     14,800          107,300
 Kaufman & Broad Home Corp.............................     34,900        1,094,988
 *KCS Energy, Inc......................................     26,100           53,831
 *Kellstrom Industries, Inc............................     40,600          134,488
 Kellwood Co...........................................     54,400        1,094,800
 *Kendle International, Inc............................     28,500          296,578
 Kennametal, Inc.......................................     65,900        1,890,506
 *Kent Electronics Corp................................     12,800          200,800
 *Kentucky Electric Steel, Inc.........................      4,800            9,075
 Kentucky First Bancorp, Inc...........................        400            4,150
 Kewaunee Scientific Corp..............................      5,000           61,875
 *Key Energy Group, Inc................................     73,800          535,050
 *Key Production Co., Inc..............................     12,500          301,563
 *Key Technology, Inc..................................      7,100           37,719
 *Key Tronic Corp......................................     22,700           94,347
 *Key3Media Group, Inc.................................     76,150          799,575
 *Keystone Automotive Industries, Inc..................     35,200          200,750
 *kforce.com, Inc......................................     35,000          165,156
 Kimball International, Inc. Class B...................     18,200          273,569
 *Kinark Corp..........................................      1,300            1,300
 Klamath First Bancorp, Inc............................     14,500          168,109
 *Komag, Inc...........................................     65,476           60,361
                                                            SHARES           VALUE+
                                                            ------           ------
 *Kroll-O'Gara Co......................................     45,500     $    264,469
 *Kulicke & Soffa Industries, Inc......................      8,800           82,638
 *Kushner-Locke Co.....................................     10,000            3,594
 *KVH Industries, Inc..................................      2,900           18,578
 *LabOne, Inc..........................................     23,300          149,266
 *Ladish Co., Inc......................................     28,500          261,844
 Lafarge Corp..........................................     35,400          699,150
 *Lakes Gaming, Inc....................................     23,500          177,719
 *Lamson & Sessions Co.................................     19,500          173,063
 *Lancer Corp..........................................      4,200           22,050
 Landamerica Financial Group, Inc......................     28,700          861,000
 Landrys Seafood Restaurants, Inc......................     53,500          481,500
 *Larscom, Inc.........................................      6,300           25,889
 *Layne Christensen Co.................................     21,000           82,031
 *Lazare Kaplan International, Inc.....................     16,500           84,563
 La-Z-Boy, Inc.........................................     12,744          181,602
 *LeadingSide, Inc.....................................      2,800            1,969
 *Leapnet, Inc.........................................     16,782           18,618
 *Lechters, Inc........................................     12,900            5,845
 Ledger Capital Corp...................................      2,900           28,638
 Lennar Corp...........................................     83,200        2,636,400
 Lennox International, Inc.............................      5,800           40,600
 Lesco, Inc............................................     11,700          157,950
 *Level 8 Systems, Inc.................................        567            4,288
 Liberty Corp..........................................     13,500          508,781
 Liberty Financial Companies, Inc......................     91,600        3,847,200
 *Life Financial Corp..................................     16,600            9,856
 Lifetime Hoan Corp....................................     25,600          175,200
 Lindberg Corp.........................................     11,200           88,900
 *LMI Aerospace, Inc...................................      4,400            9,075
 LNR Property Corp.....................................     49,400        1,018,875
 Lockheed Martin Corp..................................     38,900        1,326,490
 *Loews Cineplex Entertainment Corp....................     49,700           37,275
 *Logic Devices, Inc...................................     16,700           22,441
 Lone Star Steakhouse Saloon...........................     52,600          418,334
 *Lone Star Technologies, Inc..........................      9,100          242,060
 Longs Drug Stores Corp................................     47,500          944,063
 Longview Fibre Co.....................................     99,000        1,330,313
 *Louis Dreyfus Natural Gas Corp.......................      1,200           38,700
 Louisiana-Pacific Corp................................    264,800        1,870,150
 LTV Corp..............................................     91,000           45,500
 *LTX Corp.............................................     15,300          183,122
 Luby's Cafeterias, Inc................................     46,800          222,300
 Lufkin Industries, Inc................................      9,500          157,938
 *Lumisy, Inc..........................................     13,100           51,172
 *Lydall, Inc..........................................      5,500           52,938
 *Lynch Corp...........................................        400           19,100
 *M.H. Meyerson & Co., Inc.............................     15,500           42,867
 *Mac-Gray Corp........................................     31,200          113,100
 *Mackie Designs, Inc..................................        800            5,000
 *Magellan Health Services, Inc........................     65,500          192,406
 *Magnetek, Inc........................................     47,900          616,713
 *Magnum Hunter Resources, Inc.........................     20,100          130,650
 *Mail.com, Inc........................................        700              722
 *Mail-Well, Inc.......................................      5,800           27,550
 *Main Street & Main, Inc..............................     20,400           63,431
 Main Street Bancorp, Inc..............................      1,000            7,500
 *Manchester Equipment Co., Inc........................     16,900           41,722
 *Manor Care, Inc......................................     75,000        1,275,000
 Marcus Corp...........................................     35,800          523,575
 *Marine Drilling Companies, Inc.......................     16,500          330,000
 *Marine Transport Corp................................     10,000           48,125

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Maritrans, Inc........................................     24,900     $    174,300
 *MarkWest Hydrocarbon, Inc............................     19,400          215,825
 Marsh Supermarkets, Inc. Class A......................      3,100           49,309
 *Material Sciences Corp...............................     30,300          295,425
 *Matlack Systems, Inc.................................      3,800            3,838
 *Matria Healthcare, Inc...............................     75,300          176,484
 *Matrix Pharmaceutical, Inc...........................     19,700          324,434
 *Matrix Service Co....................................     17,000           94,563
 *Maverick Tube Corp...................................      3,900           49,481
 *Max & Ermas Restaurants, Inc.........................      1,400           12,513
 *Maxco, Inc...........................................      2,700           19,575
 *Maxicare Health Plans, Inc...........................      8,400            8,269
 *Maxwell Shoe Company, Inc............................     20,600          229,175
 *Maxwell Technologies, Inc............................      9,300          134,850
 *Maynard Oil Co.......................................      5,800          103,675
 *Mazel Stores, Inc....................................     13,000           39,000
 *MB Financial, Inc....................................     13,100          158,838
 McGrath Rent Corp.....................................      5,000           89,063
 *McNaughton Apparel Group, Inc........................      8,200          117,875
 MDC Holdings, Inc.....................................     43,200        1,212,300
 *Meadow Valley Corp...................................      3,400            9,244
 Meadowbrook Insurance Group, Inc......................      7,300           32,850
 *Mechanical Dynamics, Inc.............................      1,900           11,400
 Medford Bancorp, Inc..................................     12,400          177,475
 *Media 100, Inc.......................................     29,800           71,706
 *Media Arts Group, Inc................................     26,900          112,644
 *Medialink Worldwide, Inc.............................      6,000           38,625
 *Medical Action Industries, Inc.......................      1,200            4,125
 *Medical Alliance, Inc................................     15,000           64,688
 *Medical Assurance, Inc...............................     55,280          805,015
 *Medical Resources, Inc...............................      7,300              296
 *Medstone International, Inc..........................      9,400           51,994
 *MEMC Electronic Materials, Inc.......................     31,000          224,750
 *Mercury Air Group, Inc...............................      6,000           31,500
 *Meridian Medical Technology, Inc.....................      3,000           28,125
 *Meridian Resource Corp...............................      9,900           60,019
 *MeriStar Hotels & Resorts, Inc.......................     21,800           50,413
 *Merit Medical Systems, Inc...........................     12,800           74,800
 *Merix Corp...........................................      8,550          167,259
 *Mesa Air Group, Inc..................................     10,500           55,617
 *Mesa Labs, Inc.......................................      1,000            5,938
 Metals USA, Inc.......................................     37,800           94,500
 *Metatec Corp. Class A................................     11,400           15,319
 *Metrocall, Inc.......................................     37,500           24,023
 *Metromedia International Group, Inc..................    113,500          338,230
 MI Schottenstein Homes, Inc...........................      9,000          216,000
 *Michael Anthony Jewelers, Inc........................      9,600           17,400
 Michael Foods, Inc....................................      1,400           36,794
 *Michaels Stores, Inc.................................     19,000          483,906
 *Micro Linear Corp....................................     23,900           72,447
 *Microcide Pharmaceuticals, Inc.......................      6,500           42,250
 MicroFinancial, Inc...................................      3,000           31,500
 *Micros to Mainframes, Inc............................      4,000            8,375
 *Microsemi Corp.......................................     10,400          249,275
 *Microtest, Inc.......................................      8,600           26,472
 Midcoast Energy Resources, Inc........................     10,100          196,950
 *Middleby Corp........................................     12,500           76,758
 Midland Co............................................      7,200          206,100
 *Midway Airlines Corp.................................     28,100          120,303
 Midwest Grain Products, Inc...........................      7,300           69,122
 Mikasa, Inc...........................................     12,900          212,044
 *Mikohn Gaming Corp...................................     12,700           73,819
                                                            SHARES           VALUE+
                                                            ------           ------
 Milacron, Inc.........................................     68,300     $  1,041,575
 Millennium Chemicals, Inc.............................    138,300        2,195,513
 *MIM Corp.............................................     35,700           51,877
 Minntech Corp.........................................     18,100          117,084
 Mississippi Chemical Corp.............................     55,800          163,913
 *Mitcham Industries, Inc..............................     19,700           77,569
 *Modis Professional Services, Inc.....................    213,700          801,375
 *Modtech Holdings, Inc................................     26,700          173,550
 *Monarch Dental Corp..................................      9,600            9,300
 *Monro Muffler Brake, Inc.............................     11,900          107,472
 *Moog, Inc. Class A...................................     14,300          364,650
 *Motor Car Parts & Accessories, Inc...................      7,500            7,650
 Movado Group, Inc.....................................     21,400          250,781
 *Movie Gallery, Inc...................................     24,300           85,050
 *MS Carriers, Inc.....................................     24,200          485,513
 MTS Systems Corp......................................     43,460          271,625
 *Mynd Corp............................................     33,400          323,563
 *NABI, Inc............................................     41,800          201,163
 Nacco Industries, Inc. Class A........................     16,800          644,700
 *Napco Security Systems, Inc..........................      4,400           15,675
 Nash Finch Co.........................................     29,500          373,359
 Nashua Corp...........................................     10,700           48,819
 *Nastech Pharmaceutical Co., Inc......................      3,000           18,516
 *Nathans Famous, Inc..................................     15,400           43,313
 *National Equipment Services, Inc.....................     30,700           88,263
 *National Home Health Care Corp.......................      8,600           47,031
 *National Oilwell, Inc................................     13,371          426,201
 National Presto Industries, Inc.......................     12,900          381,356
 *National Processing, Inc.............................      7,600          135,850
 *National RV Holdings, Inc............................     20,700          188,888
 National Steel Corp. Class B..........................     41,500           72,625
 National Technical Systems, Inc.......................     17,200           45,688
 *National Techteam, Inc...............................     17,100           51,834
 *National Western Life Insurance Co. Class A..........        600           53,325
 *NationsRent, Inc.....................................        800            1,400
 *Natrol, Inc..........................................     12,000           19,125
 *Natural Microsystems Corp............................     10,200          167,663
 *Natural Wonders, Inc.................................        900            1,688
 *Navigators Group, Inc................................      8,400          109,988
 *NCI Building Systems, Inc............................     40,700          709,706
 *NCS Healthcare, Inc..................................      7,700            1,810
 Nelson (Thomas), Inc..................................     27,200          161,500
 *Netmanage, Inc.......................................     50,600           45,856
 *Network Commerce, Inc................................     18,900           24,511
 *Network Equipment Technologies, Inc..................     39,300          280,013
 *Netzee, Inc..........................................     11,000           12,203
 *Neurocrine Biosciences, Inc..........................      9,200          267,088
 *New Brunswick Scientific Co., Inc....................      6,566           33,035
 *New Century Financial Corp...........................     49,000          537,469
 *New Day Runner, Inc..................................        100               50
 *Newmark Homes Corp...................................     21,100          207,044
 Newmil Bancorp, Inc...................................      4,000           39,375
 *Newpark Resources, Inc...............................     27,200          205,700
 *NEXIQ Technologies, Inc..............................      2,200            4,400
 *Nexthealth, Inc......................................      7,200           22,500
 *Niagara Corp.........................................     14,900           38,414
 *NMT Medical, Inc.....................................     11,200           20,300
 NN, Inc...............................................      2,300           19,334
 *Nobel Learning Communities, Inc......................      4,900           34,606
 *Nortek, Inc..........................................     27,800          632,450

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 North Central Bancshares, Inc.........................      3,500     $     60,922
 Northeast Pennsylvania Financial Corp.................      4,800           56,400
 Northland Cranberries, Inc. Class A...................     36,500           25,664
 Northrim Bank.........................................     11,100          101,288
 Northwest Bancorp, Inc................................      1,600           12,725
 *Northwest Pipe Co....................................     12,600          118,519
 *Novamed Eyecare, Inc.................................      4,000            6,563
 *Novametrix Medical Systems, Inc......................      5,900           27,288
 *NPC International, Inc...............................     38,900          398,725
 *NPS Pharmaceuticals, Inc.............................      1,300           50,456
 *NS Group, Inc........................................     51,800          322,196
 *Nu Horizons Electronics Corp.........................     14,017          117,178
 *NuCo2, Inc...........................................     17,000          118,469
 *Nuevo Energy Co......................................     28,700          459,200
 *Numerex Corp. Class A................................     11,700           92,138
 *Nutraceutical International Corp.....................      9,500           17,813
 *Nx Networks, Inc.....................................     16,000           17,000
 Nymagic, Inc..........................................      9,400          163,913
 *Oak Technology, Inc..................................     39,800          480,088
 *Objective Systems Integrators, Inc...................     39,000          683,719
 *Oceaneering International, Inc.......................     14,540          231,731
 OceanFirst Financial Corp.............................     20,100          420,216
 *O'Charleys, Inc......................................     13,000          224,656
 *Ocwen Financial Corp.................................    123,900          704,681
 *Officemax, Inc.......................................    121,700          289,038
 *Offshore Logistics, Inc..............................     47,500          874,297
 *Ogden Corp...........................................    104,200        1,491,363
 Oglebay Norton Co.....................................      9,000          205,594
 Ohio Casualty Corp....................................     34,000          278,906
 *Old Dominion Freight Lines, Inc......................      8,500           84,469
 Olin Corp.............................................     22,000          380,875
 *Olympic Steel, Inc...................................      8,600           20,425
 Omnicare, Inc.........................................    176,500        2,890,188
 *Omnova Solutions, Inc................................      2,400           11,850
 *Omtool, Ltd..........................................      9,600           18,600
 *On Command Corp......................................      3,100           22,184
 *One Price Clothing Stores, Inc.......................      9,700            8,791
 *Ontrack Data International, Inc......................     10,800           64,294
 *Onyx Acceptance Corp.................................     14,400           50,625
 *Opta Food Ingredients, Inc...........................      1,000            1,219
 *Opti, Inc............................................     22,600           89,694
 *Option Care, Inc.....................................      4,100           25,881
 Oregon Steel Mills, Inc...............................     53,200           83,125
 *Orleans Homebuilders, Inc............................      1,400            2,975
 *Oroamerica, Inc......................................      9,500           72,438
 *Orthologic Corp......................................     72,000          191,250
 Oshkosh Truck Corp. Class B...........................      1,500           59,203
 *Oshman's Sporting Goods, Inc.........................     11,800          110,625
 OSI Pharmaceutical, Inc...............................     15,600          875,063
 *OSI Systems, Inc.....................................     19,000           96,781
 *Osmonics, Inc........................................     20,100          149,494
 *Osteotech, Inc.......................................     44,700          181,594
 *Outlook Group Corp...................................      9,200           54,625
 *Overland Data........................................      5,700           39,009
 Overseas Shipholding Group, Inc.......................     73,000        1,633,375
 *Owens-Illinois, Inc..................................    281,700          809,888
 Oxford Industries, Inc................................     14,100          230,888
 *OYO Geospace Corp....................................        500            9,344
 Pacific Century Financial Corp........................     87,700        1,304,538
 *Pacificare Health Systems, Inc.......................     98,300        1,244,109
 *Packaged Ice, Inc....................................      9,900           19,800
                                                            SHARES           VALUE+
                                                            ------           ------
 *PAM Transportation Services, Inc.....................      5,200     $     41,356
 *Pameco Corp..........................................      6,733           12,414
 Pamrapo Bancorp, Inc..................................      3,900           75,806
 *Panera Bread Co......................................     13,800          299,288
 Park Electrochemical Corp.............................     18,750          664,453
 *Parker Drilling Co...................................    112,100          448,400
 *Park-Ohio Holdings Corp..............................     23,100          118,388
 Parkvale Financial Corp...............................      2,400           49,950
 *Parlex Corp..........................................     19,600          235,200
 *Parlux Fragrances, Inc...............................     13,400           25,334
 Patina Oil & Gas Corp.................................     17,100          306,731
 *Paxar Corp...........................................     34,800          291,450
 *Paxson Communications Corp...........................     55,000          532,813
 *PBOC Holdings, Inc...................................     44,500          399,109
 *PCD, Inc.............................................      9,600           79,200
 *P-Com, Inc...........................................     21,800           72,894
 *Pediatrix Medical Group, Inc.........................     48,100          841,750
 Peerless Manufacturing Co.............................      1,200           16,688
 *Peerless Systems Corp................................     27,900           27,464
 Penford Corp..........................................      7,800           77,513
 *Penn Traffic Company.................................      1,000            3,906
 *Penn Treaty American Corp............................     10,700          179,225
 Penn Virginia Corp....................................     11,000          299,063
 Penn-America Group, Inc...............................      9,500           65,906
 Pennfed Financial Services, Inc.......................     15,300          209,419
 *Pentacon, Inc........................................     26,400           29,700
 Pep Boys - Manny, Moe & Jack..........................    127,900          519,594
 *Perceptron, Inc......................................     13,400           29,522
 *Perini Corp..........................................      5,800           21,750
 *Perrigo Co...........................................     34,400          241,338
 *Perry Ellis International, Inc.......................     13,300           71,072
 *Per-Se Technologies, Inc.............................      6,600           17,841
 *Personnel Group of America, Inc......................     51,800          110,075
 *Petrocorp, Inc.......................................      5,800           55,825
 *Petroglyph Energy, Inc...............................      7,100           19,192
 *Petroleum Development Corp...........................     32,700          170,653
 *PetSmart, Inc........................................    123,900          336,853
 PFF Bancorp, Inc......................................     29,600          531,875
 *Pharmchem Laboratories, Inc..........................      1,000            3,484
 *Phar-Mor, Inc........................................      7,800            7,800
 *Philadelphia Consolidated Holding Corp...............     11,800          320,075
 Phillips-Van Heusen Corp..............................     54,300          699,113
 *Phoenix International, Ltd...........................      5,400            5,738
 Phoenix Investment Partners, Ltd......................     44,300          683,881
 *Phoenix Technologies, Ltd............................      4,800           68,550
 *PhotoWorks, Inc......................................     14,300           20,109
 Piccadilly Cafeterias, Inc............................     15,600           25,350
 *Pico Holdings, Inc...................................     18,860          226,909
 *Picturetel Corp......................................     91,400          402,731
 Pier 1 Imports, Inc...................................     52,100          576,356
 Pilgrim Pride Corp....................................     61,700          478,175
 *Pillowtex Corp.......................................     38,300           19,150
 *Pinnacle Entertainment, Inc..........................     22,700          478,119
 *Pioneer Natural Resources Co.........................     84,700        1,228,150
 Pioneer Standard Electronics, Inc.....................     74,300          739,517
 Pitt-Des Moines, Inc..................................      9,400          300,800
 Pittston Brink's Group................................     48,852          738,887
 *Planar Systems, Inc..................................     13,800          313,088
 *PLM International, Inc...............................      9,800           21,438
 Pocahontas Bancorp, Inc...............................     11,100           79,781
 Polymer Group, Inc....................................     64,200          361,125

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Polyone Corp..........................................     56,000     $    311,500
 *Pomeroy Computer Resource, Inc.......................     10,200          138,338
 Pope & Talbot, Inc....................................     16,100          215,338
 Potlatch Corp.........................................     62,400        1,953,900
 *Powell Industries, Inc...............................      3,900           40,950
 *PPT Vision, Inc......................................      2,400            9,750
 Precision Castparts Corp..............................     74,800        2,641,375
 Presidential Life Corp................................     39,300          610,378
 *Previo, Inc..........................................      4,000           15,750
 *Price Communications Corp............................     44,591          802,638
 *Pride International, Inc.............................     25,600          484,800
 *Prime Hospitality Corp...............................    100,300        1,028,075
 *Prime Medical Services, Inc..........................     19,400          114,581
 Primesource Corp......................................     14,200           66,119
 *Printronix, Inc......................................      5,400           46,575
 *Professionals Group, Inc.............................     15,000          361,875
 *Profit Recovery Group International, Inc.............     27,300          166,786
 *Programmers Paradise, Inc............................      1,400            3,938
 *Protection One, Inc..................................      9,300            8,719
 *Provant, Inc.........................................     44,200          299,731
 *PTEK Holdings, Inc...................................    110,900          214,869
 Pulaski Financial Corp................................      5,100           50,363
 Pulte Corp............................................     82,300        3,178,838
 *Pure Resources, Inc..................................     20,780          366,248
 *Pure World, Inc......................................     16,500           27,328
 PXRE Group, Ltd.......................................      1,000           13,625
 Pyramid Breweries, Inc................................     14,200           30,619
 *Qad, Inc.............................................      1,400            2,538
 *QEP Co., Inc.........................................        750            3,609
 *Quaker Fabric Corp...................................     33,100          136,538
 *Quality Dining, Inc..................................     18,600           48,244
 *Quality Systems, Inc.................................      5,800           46,038
 Quanex Corp...........................................     26,600          502,075
 *Quantum Corp-Hard Disk Drive Group...................      1,836           16,065
 *Quest Diagnostics, Inc...............................        700           78,663
 *Quipp, Inc...........................................        900           22,163
 *Quorum Health Group, Inc.............................    113,400        1,654,931
 *R & B, Inc...........................................     11,100           21,506
 *Racing Champions Corp................................     31,700           36,653
 *Radiance Medical Systems, Inc........................     11,100           64,172
 *Railamerica, Inc.....................................     38,100          229,791
 *RailWorks Corp.......................................      9,500           18,109
 *Range Resources Corp.................................     80,600          332,475
 Raven Industries, Inc.................................      8,000          129,250
 *Raytel Med Corp......................................     16,800           15,225
 *RCM Technologies, Inc................................     15,200           68,875
 *Recoton Corp.........................................     26,300          230,125
 *Redhook Ale Brewery, Inc.............................      2,900            4,577
 *Reebok International, Ltd............................      2,800           59,675
 Regal Beloit Corp.....................................     19,300          299,150
 *Reliability, Inc.....................................     13,500           38,391
 Reliance Steel and Aluminum Co........................     10,500          252,000
 *Remington Oil & Gas Corp.............................      4,500           38,320
 *Rent-Way, Inc........................................     12,500           47,656
 *Reptron Electronics, Inc.............................     13,000           96,688
 *Republic Bankshares, Inc.............................      8,100           71,381
 *Republic First Bancorp, Inc..........................      1,200            4,781
 Republic Security Financial Corp......................     64,100          419,655
 *ResortQuest International, Inc.......................     38,100          266,700
 Resource America, Inc.................................     57,200          469,219
                                                            SHARES           VALUE+
                                                            ------           ------
 Resource Bancshares Mortgage Group, Inc...............     41,700     $    242,381
 *Respironics, Inc.....................................     10,600          259,700
 *Rex Stores Corp......................................     16,100          240,494
 *RF Monolithics, Inc..................................      3,400           15,300
 Richardson Electronics, Ltd...........................     11,100          136,669
 *Riddell Sports, Inc..................................     10,600           33,125
 Riggs National Corp...................................     20,300          236,622
 *Right Management Consultants, Inc....................      7,400           88,106
 *Rite Aid Corp........................................    402,000        1,005,000
 *Riviera Tool Co......................................      2,000            4,250
 RLI Corp..............................................     20,200          810,525
 *RMH Teleservices, Inc................................      3,400           49,513
 *Roadhouse Grill, Inc.................................     19,700           43,709
 Roadway Express, Inc..................................      7,500          145,547
 Roanoke Electric Steel Corp...........................     14,100          142,322
 Robbins & Myers, Inc..................................      5,300          125,875
 *Robinson Nugent, Inc.................................      3,900           73,978
 *Robotic Vision Systems, Inc..........................     58,700          210,036
 *Rochester Medical Corp...............................      4,600           27,025
 Rock-Tenn Co. Class A.................................     25,300          164,450
 *Rocky Shoes & Boots, Inc.............................      5,300           22,856
 *Rofin-Sinar Technologies, Inc........................     10,700           92,956
 *Rogue Wave Software, Inc.............................      1,000            4,375
 Rollins Truck Leasing Corp............................     31,800          202,725
 Rouge Industries, Inc. Class A........................     32,800           61,500
 Rowe Furniture Corp...................................     13,000           36,563
 *Royal Appliance Manufacturing Co.....................      2,000           10,000
 RPC, Inc..............................................     20,700          263,925
 RPM, Inc..............................................    288,000        2,700,000
 *RTI International Metals, Inc........................     49,500          646,594
 *Rush Enterprises, Inc................................      9,600           37,650
 Russ Berrie & Co., Inc................................     10,100          213,363
 Russell Corp..........................................     58,000          967,875
 *Ryans Family Steak Houses, Inc.......................     69,800          617,294
 *Ryder System, Inc....................................    121,500        2,111,063
 Ryerson Tull, Inc.....................................     52,600          394,500
 Ryland Group, Inc.....................................     27,000          945,000
 *S&K Famous Brands, Inc...............................      4,400           30,113
 *Safety Components International, Inc.................      4,500              135
 *SAGA Systems, Inc....................................     12,000          134,250
 *San Filippo (John B.) & Son, Inc.....................     12,100           44,619
 Sanderson Farms, Inc..................................      8,900           63,691
 *Saucony, Inc. Class A................................      6,400           63,200
 *Saucony, Inc. Class B................................      6,300           59,850
 *Scheid Vineyards, Inc................................      5,200           17,225
 *Schein (Henry), Inc..................................     54,300        1,435,556
 *Schlotzskys, Inc.....................................     11,100           38,677
 Schnitzer Steel Industries, Inc.
   Class A.............................................     11,100          156,788
 *Schuff Steel Company.................................      1,000            3,000
 Schulman (A.), Inc....................................     69,000          834,469
 SCPIE Holdings, Inc...................................      1,800           37,463
 Seaboard Corp.........................................      3,300          524,700
 *Seacor Smit, Inc.....................................     42,150        1,770,300
 *SED International Holdings, Inc......................     19,200           24,600
 *SEEC, Inc............................................     12,600           32,091
 *Segue Software, Inc..................................      8,000           26,750
 *Seitel, Inc..........................................     49,700          695,800
 Selective Insurance Group, Inc........................     55,300        1,111,184
 *Semitool, Inc........................................     23,600          253,700
 *SEMX Corp............................................     29,800          134,100

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Sensormatic Electronics Corp.........................     65,200     $  1,165,450
 *Sequa Corp. Class A..................................      5,900          265,131
 *SeraCare, Inc........................................     16,700           58,450
 *Service Corp. International..........................     93,800          175,875
 *Shaw Group, Inc......................................      2,700          166,388
 *Sheldahl, Inc........................................        900            2,714
 *Shoe Carnival, Inc...................................     28,000          124,250
 *Shoe Pavilion, Inc...................................      6,600           11,756
 *Shopko Stores, Inc...................................     95,000          575,938
 *Sierra Health Services, Inc..........................     45,400          133,363
 Sifco Industries, Inc.................................      2,300           11,500
 *Sight Resource Corp..................................      1,000               95
 *Signal Technology Corp...............................      6,700           81,238
 *Silicon Graphics, Inc................................    363,200        1,452,800
 *Silicon Valley Group, Inc............................     46,200        1,188,206
 *Silverleaf Resorts, Inc..............................        800            2,250
 *Simione Central Holdings, Inc........................        940            2,327
 *Simon Transportation Services, Inc...................      7,400           40,700
 Simpson Industries, Inc...............................     39,200          496,125
 *Sinclair Broadcast Group, Inc.
   Class A.............................................    110,100          968,536
 *Sitel Corp...........................................     61,900          143,144
 *Six Flags, Inc.......................................    171,500        2,465,313
 *Sizzler International, Inc...........................     23,500           35,250
 SJW Corp..............................................      2,500          281,250
 *Skyepharma P.L.C. ADR................................        366            3,397
 Skyline Corp..........................................     18,100          367,656
 SLI, Inc..............................................     80,700          549,769
 *Smart & Final Food, Inc..............................     10,800           83,025
 *SMC Corp.............................................      7,500           18,750
 Smith (A.O.) Corp.....................................      4,600           76,475
 *Sola International, Inc..............................     57,100          206,988
 *Sonic Automotive, Inc................................     66,800          534,400
 *SONICblue, Inc.......................................    124,292          701,085
 *SOS Staffing Services, Inc...........................      5,100            9,084
 *Sound Advice, Inc....................................        900            6,244
 South Jersey Industries, Inc..........................     20,900          613,938
 *Southern Energy Homes, Inc...........................      5,000            5,469
 *Southwall Technologies, Inc..........................      7,000           42,875
 Southwestern Energy Co................................     52,600          404,363
 *Spacehab, Inc........................................     15,400           49,809
 *Spacelabs Medical, Inc...............................     21,400          288,231
 Spartan Motors, Inc...................................     21,000           58,406
 *Special Metals Corp..................................      8,000           21,500
 *Spectrian Corp.......................................     11,200          131,950
 *Spectrum Control, Inc................................     10,000          119,688
 *SpeedFam-IPEC, Inc...................................     31,367          177,910
 *Spherion Corporation.................................    132,300        1,397,419
 Spiegel, Inc. Class A Non-Voting......................     36,200          181,566
 *Sport-Haley, Inc.....................................      7,000           31,063
 *Sports Authority, Inc................................     51,900           94,069
 *Sports Club Co., Inc.................................      2,300            7,619
 Springs Industries, Inc. Class A......................     21,500          585,875
 *SPS Technologies, Inc................................      8,300          408,256
 *SS&C Technologies, Inc...............................     32,400          172,125
 *SSE Telecom, Inc.....................................     17,400           17,400
 St. Francis Capital Corp..............................      7,500          100,547
 St. Mary Land & Exploration Co........................     12,800          294,800
 *Standard Management Corp.............................     15,400           52,938
 *Standard Microsystems Corp...........................     19,600          385,263
 Standard Motor Products, Inc.
   Class A.............................................     26,800          185,925
                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Pacific Corp.................................     60,200     $  1,241,625
 Standard Register Co..................................     38,000          456,000
 *Stanley Furniture, Inc...............................      3,000           64,969
 *STAR Telecommunications, Inc.........................    128,700          124,678
 State Auto Financial Corp.............................     56,700          765,450
 State Financial Services Corp.
   Class A.............................................     18,200          152,709
 Staten Island Bancorp, Inc............................     78,300        1,492,594
 Steel Technologies, Inc...............................     18,300           97,791
 *Steinway Musical Instruments, Inc....................      2,500           44,375
 Stepan Co.............................................     10,600          218,625
 *Sterile Recoveries, Inc..............................     10,100          155,919
 Sterling Bancorp......................................      3,080           58,520
 *Sterling Financial Corp..............................     20,130          220,172
 Stewart & Stevenson Services, Inc.....................     45,700          969,697
 Stewart Enterprises, Inc..............................     50,100           94,720
 Stewart Information Services Corp.....................     25,000          376,563
 Stifel Financial Corp.................................      7,510           87,304
 *STM Wireless, Inc. Class A...........................      8,400           33,206
 *Stockwalk.com Group, Inc.............................      3,991           11,474
 *Stone & Webster, Inc.................................      5,500            6,394
 *Stoneridge, Inc......................................     40,500          341,719
 *Strategic Distribution, Inc..........................     37,500           15,234
 *Stratus Properties, Inc..............................     27,300          128,395
 Stride Rite Corp......................................     92,211          547,503
 *Strouds, Inc.........................................      5,000              200
 *Suburban Lodges of America, Inc......................     29,300          184,041
 *Success Bancshares, Inc..............................        500            5,953
 *Successories, Inc....................................      4,300            7,861
 *Summa Industries, Inc................................      5,500           60,672
 *Sunburst Hospitality Corp............................     13,600           95,200
 *Sunrise Assisted Living, Inc.........................     39,300        1,052,503
 *Sunrise Medical, Inc.................................     46,700          458,244
 Superior Surgical Manufacturing Co., Inc..............      2,800           21,700
 *Superior Telecom, Inc................................     15,700           44,156
 *Suprema Specialties, Inc.............................      4,000           32,313
 Susquehanna Bancshares, Inc...........................      4,600           65,550
 *Swift Energy Corp....................................     17,200          526,750
 *Sylvan Learning Systems, Inc.........................     92,800        1,284,700
 *Sylvan, Inc..........................................      6,200           55,606
 *Symmetricom, Inc.....................................     25,800          274,125
 *Symphonix Devices, Inc...............................      2,300            7,044
 *Syms Corp............................................        200              900
 Synalloy Corp.........................................     12,200           59,856
 *Synaptic Pharmaceutical Corp.........................     24,100          137,822
 *Synbiotics Corp......................................     20,600            8,047
 *Systemax, Inc........................................     63,100           94,650
 Tab Products Co.......................................      2,100            5,513
 *Tandy Brand Accessories, Inc.........................      1,000            7,219
 *Tandy Crafts, Inc....................................      9,200           13,225
 Tasty Baking Co.......................................      7,000           88,813
 *TBA Entertainment Corp...............................      6,500           25,898
 *TBC Corp.............................................     14,700           58,111
 *TCSI Corp............................................     27,900           27,028
 *TEAM America Corp....................................        500            2,461
 *Team, Inc............................................      4,300           12,228
 *Technology Solutions Corp............................     41,300           79,373
 Tecumseh Products Co. Class A.........................     30,700        1,258,700
 Tecumseh Products Co. Class B.........................     10,600          431,288
 *Tegal Corp...........................................     18,700           33,309
 *Telcom Semiconductor, Inc............................      8,500           95,094

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Telemate.Net Software, Inc...........................      5,500     $      5,930
 *Telscape International, Inc..........................        300              347
 *Telxon Corp..........................................     11,500          229,641
 Tenneco Automotive, Inc...............................     77,000          303,188
 *Terex Corp...........................................     56,000          728,000
 *Terra Industries, Inc................................     62,200          112,738
 *Tesoro Petroleum Corp................................     70,800          668,175
 *Tetra Technologies, Inc..............................     31,700          427,950
 Texas Industries, Inc.................................     45,800        1,019,050
 TF Financial Corp.....................................      1,100           16,088
 *TFC Enterprises, Inc.................................     19,100           22,681
 *Thermo Fibertek, Inc.................................     48,000          198,000
 *Thermo-Electron Corp.................................     14,912          432,448
 Thomas & Betts Corp...................................    137,000        2,003,625
 Thomas Industries, Inc................................      3,300           72,600
 *Thorn Apple Valley, Inc..............................        700               42
 Three Rivers Bancorp, Inc.............................     10,400           84,500
 *Tier Technologies, Inc. Class B......................     20,600          140,338
 *TII Industries, Inc..................................      7,400            9,019
 Timberland Bancorp, Inc...............................      9,900          125,297
 Timken Co.............................................    143,800        1,932,313
 Titan International, Inc..............................     20,900           95,356
 *Titanium Metals Corp.................................     66,300          451,669
 *Todd Shipyards Corp..................................     20,900          146,300
 *Toll Brothers, Inc...................................     44,700        1,782,413
 Toro Co...............................................      3,600          120,375
 *Total Entertainment Restaurant Corp..................      4,700            9,988
 *Tower Air, Inc.......................................      9,700              825
 *Tower Automotive, Inc................................     95,700          873,263
 *Tractor Supply Co....................................      6,300           46,856
 *Traffix, Inc.........................................     14,200           29,509
 *Trailer Bridge, Inc..................................     12,300           22,486
 *Transact Technologies, Inc...........................      5,500           30,594
 *Transmation, Inc.....................................      7,000            8,422
 *Transmedia Network, Inc..............................     12,100           36,300
 *Transport Corp. of America...........................      1,000            4,828
 *Transportation Components, Inc.......................     31,000           19,375
 Transtechnology Corp..................................      6,800           19,550
 *TRC Companies, Inc...................................      7,600          139,175
 Trenwick Group, Ltd...................................     40,700          869,963
 *Triad Hospitals, Inc.................................      1,500           44,953
 *Trico Marine Services, Inc...........................     58,700          803,456
 *Trident Microsystems, Inc............................     39,600          218,419
 *Tridex Corp..........................................      8,500            2,789
 Trinity Industries, Inc...............................     90,500        2,245,531
 *Triple S Plastics, Inc...............................      3,000           73,781
 *Tripos, Inc..........................................      2,500           61,719
 *Triumph Group........................................     14,300          513,906
 *Trump Hotels & Casino Resorts, Inc...................     37,700           98,963
 Tucker Anthony Sutro Corp.............................     15,100          258,588
 Tuscarora, Inc........................................      1,300           18,038
 Twin Disc, Inc........................................      3,700           58,044
 *Twinlab Corp.........................................     59,900          102,017
 *Tyler Technologies, Inc..............................      2,000            4,000
 U.S. Aggregates, Inc..................................      1,500           13,219
 U.S. Bancorp, Inc.....................................     32,300          135,256
 *U.S. Home & Garden, Inc..............................      4,400            4,606
 *U.S. Vision, Inc.....................................      8,600           22,441
 *Ubics, Inc...........................................      9,200           15,238
 *Ugly Duckling Corp...................................     30,900          137,119
 *UICI.................................................     73,600          506,000
 *Ultimate Electronics, Inc............................      5,100          138,019
                                                            SHARES           VALUE+
                                                            ------           ------
 *Ultrak, Inc..........................................     25,000     $     87,500
 *Ultralife Batteries, Inc.............................     11,900           76,978
 *Ultratech Stepper, Inc...............................     14,600          255,956
 UMB Financial Corp....................................     21,670          766,576
 Unico American Corp...................................      9,400           62,275
 *Unifab International, Inc............................     12,600          102,375
 *Unifi, Inc...........................................    123,100        1,054,044
 Unifirst Corp.........................................      1,200           11,550
 *Union Acceptance Corp. Class A.......................      7,700           43,794
 *Unit Corp............................................     33,300          422,494
 *United Auto Group, Inc...............................     45,500          346,938
 United Community Financial Corp.......................     55,600          370,088
 United Fire Casualty Co...............................      5,400           99,731
 United Industrial Corp................................     26,600          289,275
 *United Natural Foods, Inc............................     14,200          207,231
 *United Rentals, Inc..................................    149,200        2,321,925
 *United Road Services, Inc............................        600              469
 *United States Energy Corp............................      4,600           12,938
 United Wisconsin Services, Inc........................      4,400           19,800
 *Universal American Financial Corp....................      9,200           38,238
 Universal Forest Products, Inc........................     33,100          425,128
 *Universal Stainless & Alloy Products, Inc............     11,800           89,238
 *Uno Restaurant Corp..................................      9,020           74,979
 *Unova, Inc...........................................    132,400          529,600
 *Urocor, Inc..........................................     19,700          124,356
 *Urologix, Inc........................................     14,900          146,206
 *URS Corp.............................................     34,100          473,138
 *US Liquids, Inc......................................     32,300          106,994
 *US Oncology, Inc.....................................    215,951        1,032,516
 *US Xpress Enterprises, Inc. Class A..................     20,100          135,675
 Usec, Inc.............................................    189,800          865,963
 USX-US Steel Group....................................    121,800        1,735,650
 *UTI Energy Corp......................................      8,800          196,900
 *V.I. Technologies, Inc...............................      2,400           10,500
 *Vail Resorts, Inc....................................     57,800        1,314,950
 *Value City Department Stores, Inc....................     62,300          420,525
 *Valuevision International, Inc. Class A..............     15,900          246,450
 *Vans, Inc............................................     12,100          182,634
 *Varco International, Inc.............................     40,700          643,569
 *Vari L Co., Inc......................................      6,500           21,125
 *Varian Medical Systems, Inc..........................      2,000          117,750
 *Variflex, Inc........................................      4,800           25,200
 *Venator Group, Inc...................................    186,400        2,504,750
 *Verilink Corp........................................     31,800           80,494
 *Veritas DGC, Inc.....................................      2,100           51,581
 *Verticalbuyer Inc....................................      1,212                0
 Vesta Insurance Group, Inc............................     32,300          161,500
 *Vestcom International, Inc...........................     13,000           26,813
 *Vicon Industries, Inc................................      9,100           17,631
 *Vicorp Restaurants, Inc..............................     14,300          256,506
 Vintage Petroleum, Inc................................     45,800          878,788
 *Virginia Gas Co......................................      8,300           31,514
 *Volt Information Sciences, Inc.......................     26,000          481,000
 *VTEL Corp............................................     28,300           40,239
 Vulcan International Corp.............................        400           13,575
 *Vysis, Inc...........................................      2,000           12,938
 Wabash National Corp..................................     65,100          492,319
 *Wackenhut Corp. Class A..............................      9,100          114,319
 *Wackenhut Corp. Class B Non-Voting...................      7,100           57,244
 *Walker Interactive Systems, Inc......................     17,400           35,888
 Wallace Computer Services, Inc........................     85,800        1,335,263

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Walter Industries, Inc................................      7,600     $     46,550
 Warnaco Group, Inc....................................     75,900          180,263
 *Washington Group Intl., Inc..........................    108,500          901,906
 *Washington Homes, Inc................................     13,900          135,525
 Washington Savings Bank...............................      1,600            5,800
 *Waste Connections, Inc...............................     35,800          892,763
 *Waterlink, Inc.......................................        500              281
 Watsco, Inc. Class A..................................     49,800          537,840
 Watts Industries, Inc. Class A........................     37,700          379,356
 Wausau-Mosinee Paper Corp.............................    106,700          926,956
 *Waypoint Financial Corp..............................      6,347           58,115
 *Webb (Del) Corp......................................     20,800          504,400
 Weider Nutrition International, Inc...................     19,500           51,188
 *Weirton Steel Corp...................................     85,600          128,400
 Wellman, Inc..........................................     64,900          843,700
 Werner Enterprises, Inc...............................     99,500        1,402,328
 *West Marine, Inc.....................................     42,500          273,594
 Westbank Corp.........................................      2,800           20,563
 *Westcoast Hospitality Corp...........................     23,500          120,438
 Westcorp, Inc.........................................     56,340          813,409
 *Westell Technologies, Inc............................      3,500           14,109
 Westerfed Financial Corp..............................      4,600           98,181
 Western Ohio Financial Corp...........................        800           13,150
 *Western Water Co.....................................      1,100              120
 *Weston (Roy F.), Inc. Class A........................     16,800           71,400
 *Wet Seal, Inc. Class A...............................     14,100          333,553
 *WFS Financial, Inc...................................     20,400          367,200
 *Williams Clayton Energy, Inc.........................      8,300          183,638
 *Willis Lease Finance Corp............................     15,900          136,641
 *Wilshire Oil Co. of Texas............................     11,000           36,438
 *Wisconsin Central Transportation Corp................    110,100        1,544,841
 *Wiser Oil Co.........................................     21,600           91,800
 *WLR Foods, Inc.......................................     32,900          459,572
 Wolohan Lumber Co.....................................      1,000           11,844
 *Wolverine Tube, Inc..................................     26,900          349,700
 Wolverine World Wide, Inc.............................      6,500           78,406
 Woodward Governor Co..................................     16,800          635,775
 *Workgroup Technology Corp............................      4,300            1,814
                                                            SHARES           VALUE+
                                                            ------           ------
 World Fuel Services Corp..............................     28,400     $    179,275
 *Worldpages.com, Inc..................................     84,400          195,175
 Worthington Industries, Inc...........................    188,400        1,730,925
 *Wyndham International, Inc...........................     11,500           17,250
 *Xetel Corp...........................................      7,300           25,322
 *Xtra Corp............................................     27,000        1,243,688
 Yardville National Bancorp............................      8,600          101,050
 *Yellow Corp..........................................     54,000          975,375
 York Group, Inc.......................................     21,700           41,705
 York International Corp...............................     57,000        1,489,125
 *Zap.com Corp.........................................        380              187
 *Zapata Corp..........................................     18,500           41,625
 Zenith National Insurance Corp........................     29,400          727,650
 *Zoltek Companies, Inc................................     38,900          148,306
 *Zygo Corp............................................      4,100          114,800
 *Zymetx, Inc..........................................      4,400            7,356
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $386,934,412)..................................                 426,298,281
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.9%)
Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
  12/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 11/30/01, valued at $13,042,313) to be
  repurchased at $12,850,138.
  (Cost $12,848,000)...................................    $ 12,848      12,848,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $399,782,412)++................................                $439,146,281
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $400,685,125.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (96.8%)
 *1-800 CONTACTS, Inc..................................      3,100     $     84,669
 *24/7 Media, Inc......................................     10,900           13,284
 *3-D Systems Corp.....................................      3,600           50,625
 *3TEC Energy Corp.....................................      3,800           55,100
 *99 Cents Only Stores.................................      7,000          162,750
 *A.C. Moore Arts & Crafts, Inc........................      1,900           12,766
 *aaiPharma, Inc.......................................      4,800           43,350
 *AAON, Inc............................................      1,600           34,800
 AAR Corp..............................................      9,400           97,525
 Aaron Rents, Inc. Class A.............................        700           10,019
 *Aastrom Biosciences, Inc.............................      9,200           12,362
 *Abaxis, Inc..........................................      5,600           33,250
 ABC Bancorp...........................................        840            7,455
 *ABC Rail Products Corp...............................      7,900           57,522
 Abington Bancorp, Inc.................................        100              947
 *Abiomed, Inc.........................................      7,200          167,625
 *Able Telcom Holding Corp.............................      4,900           17,303
 ABM Industries, Inc...................................      7,800          222,787
 *About.com, Inc.......................................      6,300          105,328
 *Acacia Research Corp.................................      5,600          109,200
 *Acceptance Insurance Companies, Inc..................      3,600           17,100
 *Access Worldwide Communications, Inc.................      1,900            1,662
 *Acclaim Entertainment, Inc...........................     13,800           12,291
 *Accredo Health, Inc..................................      5,900          237,106
 *Accrue Software, Inc.................................      8,800           19,525
 *Ace Cash Express, Inc................................      3,500           40,141
 *Ace Comm Corp........................................      2,900            8,655
 Aceto Corp............................................      1,100           10,381
 Ackerley Group, Inc...................................      7,100           60,794
 *Acme Communications, Inc.............................      3,000           26,062
 *Acme United Corp.....................................      1,100            3,369
 *Acorn Products, Inc..................................        200              128
 *ACT Manufacturing, Inc...............................      5,750          116,258
 *Actel Corp...........................................      8,400          190,837
 *Action Performance Companies, Inc....................      4,900           15,006
 *Active Voice Corp....................................      4,500           87,609
 *Activision, Inc......................................      9,700          103,366
 *Actrade Financial Technologies, Ltd..................      2,700           54,506
 *Actuant Corp.........................................     13,700           49,662
 *Actuate Corp.........................................      8,400          170,362
 *ACTV, Inc............................................     17,700          117,816
 *Adac Laboratories....................................      8,300          152,253
 *adam.com, Inc........................................        200              437
 Adams Resources & Energy, Inc.........................        800           10,100
 *Adaptive Broadband Corp..............................     13,100           92,314
 *ADE Corp.............................................      5,400           93,656
 *Adelphia Business Solutions, Inc.....................     11,900           38,861
 *Adept Technology, Inc................................      4,300           65,709
 *Administaff, Inc.....................................      6,800          231,608
 *Advance Lighting Technologies, Inc...................      5,100           37,772
 *Advance Paradigm, Inc................................      6,200          205,181
 *Advanced Digital Information Corp....................      8,500          125,641
 *Advanced Energy Industries, Inc......................     11,000          216,219
 *Advanced Magnetics, Inc..............................        400              950
 Advanced Marketing Services, Inc......................      4,450           79,266
                                                            SHARES           VALUE+
                                                            ------           ------
 *Advanced Neuromodulation Systems, Inc................      3,000     $     70,406
 *Advanced Photonix, Inc. Class A......................      3,600            3,150
 *Advanced Polymer Systems, Inc........................      6,100           14,869
 *Advanced Radio Telecom Corp..........................     10,100           20,673
 *Advanced Technical Products, Inc.....................        100              719
 *Advanced Tissue Sciences, Inc........................     23,900           93,359
 Advanta Corp. Class A.................................        300            2,198
 Advanta Corp. Class B Non-Voting......................        900            5,330
 *Advantage Learning Systems, Inc......................      9,800          199,981
 Advest Group, Inc.....................................      2,900           95,156
 *Advo, Inc............................................      8,100          328,050
 *Aehr Test Systems....................................        700            3,500
 *AEP Industries, Inc..................................        500           20,672
 *AeroCentury Corp.....................................        300            1,800
 *Aeroflex, Inc........................................     11,500          238,984
 *Aerosonic Corp.......................................        500            5,000
 *Aerovox, Inc.........................................      1,500            3,891
 *Aetrium, Inc.........................................      3,300           14,489
 *Affiliated Managers Group, Inc.......................      3,500          154,656
 *Affinity Technology Group, Inc.......................      2,900            1,223
 *Aftermarket Technology Corp..........................      7,300           23,269
 *AG Services America, Inc.............................      1,300           16,250
 *Ag-Chem Equipment Co., Inc...........................        300            6,937
 Agco Corp.............................................     20,900          203,775
 *Agribrands International, Inc........................      3,000          131,250
 *AHL Services, Inc....................................      5,400           65,812
 *AHT Corp.............................................      2,700                3
 *Air Methods Corp.....................................      2,900           10,558
 Airborne Freight Corp.................................     15,100          143,450
 *Airgas, Inc..........................................     19,900          149,250
 *Airnet Systems, Inc..................................      1,800            6,637
 *Airtran Holdings, Inc................................     23,000          135,125
 *Akorn, Inc...........................................      7,600           35,862
 *Aksys, Ltd...........................................      6,700           97,150
 Alabama National Bancorporation.......................      2,200           47,575
 Alamo Group, Inc......................................      1,500           19,875
 *Alaris Medical, Inc..................................      8,900            3,337
 *Alaska Air Group, Inc................................     10,600          296,137
 *Alaska Communications Systems Group, Inc.............      4,500           28,969
 *Alcide Corp..........................................        600           14,775
 *Alexion Pharmaceuticals, Inc.........................      3,000          250,219
 Alfa Corp.............................................     11,800          218,300
 Alico, Inc............................................        700           11,725
 *All American Semiconductor, Inc......................      1,400           11,812
 *Allaire Corp.........................................      7,900           42,462
 Allegiant Bancorp, Inc................................      1,600           13,950
 Allen Organ Co. Class B...............................        200           11,150
 *Allen Telecom, Inc...................................      9,800          161,700
 Alliance Bancorp......................................      2,500           45,312
 *Alliance Gaming Corp.................................        600            3,656
 *Alliance Pharmaceuticals Corp........................     17,600          149,875
 *Alliance Semiconductor Corp..........................     14,400          187,650
 *Alliant Techsystems, Inc.............................      3,600          221,400
 *Allied Healthcare Products, Inc......................        800            2,412
 *Allied Research Corp.................................      1,100            9,625
 *Allied Riser Communications..........................      7,600           12,587
 *Allin Communications Corp............................        900            1,547

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Allou Health & Beauty Care, Inc. Class A.............      1,600     $      5,800
 *Allscripts, Inc......................................      5,600           60,550
 *Alpha Technologies Group, Inc........................      1,400           10,762
 *Alpine Group, Inc....................................      5,580           21,622
 *Alterra Healthcare Corp..............................      1,500            3,094
 *Alyn Corp............................................        700                2
 *Alysis Technologies, Inc.............................        600              647
 Ambanc Holding Co., Inc...............................        900           14,344
 *Ambassadors, Inc.....................................      2,000           33,562
 *AMBI, Inc............................................      7,500            7,031
 *AMC Entertainment, Inc...............................      3,400            7,225
 Amcast Industrial Corp................................      3,600           44,325
 Amcol International Corp..............................      9,800           62,475
 Amcore Financial, Inc.................................     10,800          214,987
 *Amerco, Inc..........................................      6,600          123,750
 *America Services Group, Inc..........................        200            4,594
 *America West Holdings Corp.
   Class B.............................................     13,400          124,787
 *American Aircarriers Support, Inc....................      2,200            1,237
 American Bancorporation Ohio..........................      1,000           10,125
 American Bank of Connecticut..........................        500            9,656
 American Biltrite, Inc................................        500            7,312
 American Capital Strategies, Ltd......................      9,900          209,137
 *American Classic Voyages Co..........................        900           11,756
 *American Dental Partners, Inc........................      1,900           15,378
 *American Eagle Outfitters, Inc.......................      8,200          361,056
 *American Ecology Corp................................      2,700            6,877
 *American Freightways Corp............................     13,000          361,969
 American Greetings Corp. Class A......................     20,900          192,019
 *American Healthcorp, Inc.............................      2,500           20,078
 *American Home Mortgage Holdings, Inc.................      1,600            6,900
 American International Group, Inc.....................      1,211          117,391
 *American Italian Pasta Co............................      6,300          143,719
 *American Management Systems, Inc.....................      2,500           46,875
 *American Medical Security Group, Inc.................      2,500           13,594
 *American Physicians Services Group, Inc..............        500              820
 *American Retirement Corp.............................      5,000           19,250
 *American Science & Engineering, Inc..................        700            3,675
 *American Skiing Co...................................      3,900            9,262
 *American Software, Inc. Class A......................      1,800            3,516
 American States Water Company.........................      3,000          101,062
 *American Superconductor Corp.........................      7,000          164,937
 American Vanguard Corp................................        400            3,900
 *American Wagering, Inc...............................      2,400            1,125
 American Woodmark Corp................................      1,800           26,775
 Americana Bancorp, Inc................................        400            4,537
 *Amerihost Properties, Inc............................      1,000            2,937
 *Ameripath, Inc.......................................      7,600          126,350
 *Amerisource Health Corp..............................      2,500          123,125
 *Ameristar Casinos, Inc...............................      3,000           17,062
 Ameron, Inc...........................................      1,000           34,250
 AmerUs Group Co.......................................      6,400          186,800
 *Ames Department Stores, Inc..........................      9,800           19,753
 Ametek, Inc...........................................     12,600          286,650
 Ampco-Pittsburgh Corp.................................        900            9,787
 *Ampex Corp. Class A..................................     13,200            8,250
 Amplicon, Inc.........................................        600            6,337
 *Amrep Corp...........................................      1,400            6,475
 *Amsurg Corp. Class B.................................        900           12,853
                                                            SHARES           VALUE+
                                                            ------           ------
 *Amtran, Inc..........................................      1,500     $     21,891
 Amwest Insurance Group, Inc...........................        578            1,409
 *Amylin Pharmaceuticals, Inc..........................     20,000          219,375
 *Anacomp, Inc.........................................      3,500              507
 *Anadigics, Inc.......................................     11,950          190,827
 Analogic Corp.........................................      3,900          136,134
 *Anaren Microwave, Inc................................      1,800           68,344
 Anchor Bancorp Wisconsin, Inc.........................      7,500          112,266
 *Anchor Gaming, Inc...................................      4,800          181,500
 Andersons, Inc........................................        900            7,903
 Andover Bancorp, Inc..................................      1,600           47,550
 *Andrea Electronics Corp..............................      5,500           18,095
 *Angeion Corp.........................................        600              309
 *Anicom, Inc..........................................      2,500            2,031
 *Anika Therapeutics, Inc..............................      2,400            2,737
 *Anixter International, Inc...........................      3,200           59,600
 *Ann Taylor Stores Corp...............................      7,200          149,400
 *Ansoft Corp..........................................      2,900           22,837
 *AnswerThink Consulting Group, Inc....................     14,000           77,656
 *Ansys, Inc...........................................      6,400           65,000
 *Antec Corp...........................................     13,300          108,478
 *Anthony and Sylvan Pools Corp........................        392            3,240
 *Antigenics, Inc......................................        753            9,060
 *APA Optics, Inc......................................      4,200           24,281
 *APAC Teleservices, Inc...............................     17,400           54,103
 *Aphton Corp..........................................      5,700          129,319
 Apogee Enterprises, Inc...............................      4,100           19,411
 Applebees International, Inc..........................      8,900          293,978
 *Applied Digital Solutions, Inc.......................     25,800           41,522
 *Applied Extrusion Technologies, Inc..................      4,700           11,603
 *Applied Films Corp...................................      2,100           52,500
 *Applied Graphics Technologies, Inc...................      6,800           17,637
 *Applied Imaging Corp.................................      5,500           19,250
 Applied Industrial Technologies, Inc..................      7,300          129,575
 *Applied Innovation, Inc..............................      6,300           61,031
 *Applied Microsystems Corp............................      2,200            7,356
 *Applied Science & Technology, Inc....................      4,300           49,181
 Applied Signal Technologies, Inc......................        300            1,650
 *AppliedTheory Corporation............................      5,100            5,578
 *Applix, Inc..........................................        200              562
 *Apria Healthcare Group, Inc..........................     14,300          335,156
 *Aradigm Corp.........................................      7,200          110,025
 *Arch Capital Group Ltd...............................      5,000           74,531
 Arch Chemicals, Inc...................................      8,900          160,200
 Arch Coal, Inc........................................     13,700          139,569
 *Arch Wireless, Inc...................................     23,000           25,516
 Arctic Cat, Inc.......................................      6,900           79,566
 *Arden Group, Inc. Class A............................        300           13,144
 Area Bancshares Corp..................................      4,900          102,134
 Argonaut Group, Inc...................................      7,400          133,200
 *Argonaut Technologoes, Inc...........................      1,400           15,181
 *Argosy Gaming Corp...................................     10,300          169,950
 *Arguss Holdings, Inc.................................      5,300           65,256
 *Ariad Pharmaceuticals, Inc...........................     10,800           79,987
 *Ariel Corp...........................................      2,400            2,625
 *ARIS Corp............................................      3,300            5,775
 *Ark Restaurants Corp.................................        300            2,044
 *Arkansas Best Corp...................................      7,900          116,278
 *Armor Holdings, Inc..................................      9,200          145,475
 Arnold Industries, Inc................................      9,800          184,669
 *Aronex Pharmaceuticals, Inc..........................      9,200           46,287
 *Arqule, Inc..........................................      5,400          128,756
 *Arrhythmia Research Technology, Inc..................        500              875

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Arrow Financial Corp..................................      1,500     $     24,984
 Arrow International, Inc..............................      5,600          207,725
 Artesian Resources Corp. Class A......................        300            6,881
 *Artesyn Technologies, Inc............................      7,400          253,912
 *Arthrocare Corp......................................      7,600          124,687
 *Artisan Components, Inc..............................      5,800           39,150
 *Artisoft, Inc........................................      1,500            6,586
 Arvinmeritor, Inc.....................................      6,500           85,719
 ASB Financial Corp....................................        200            1,931
 *Ashworth, Inc........................................      5,400           37,969
 *ASI Solutions, Inc...................................      2,000           26,375
 *Aspect Communications Corp...........................      7,800          103,106
 *Aspect Medical Systems, Inc..........................      3,000           25,875
 *Aspen Technology, Inc................................      9,100          216,978
 *Aspeon, Inc..........................................      2,800            4,200
 Associated Materials, Inc.............................      1,400           20,650
 Astea International, Inc..............................      1,100              739
 *Astec Industries, Inc................................      7,700           84,459
 Astro-Med, Inc........................................        800            3,450
 *Astronics Corp.......................................        900           10,069
 *Astronics Corp.......................................         90            1,007
 *AstroPower, Inc......................................      4,000          116,125
 *ASV, Inc.............................................      2,500           25,000
 *Asyst Technologies, Inc..............................     12,900          139,884
 *Atlantic American Corp...............................      1,900            3,652
 *Atlantic Coast Airlines, Inc.........................      6,500          275,844
 *Atlantic Data Services, Inc..........................      1,900            5,284
 *ATMI, Inc............................................     11,900          183,706
 Atmos Energy Corp.....................................      9,900          248,737
 *Atrion Corp..........................................        400            4,850
 *Atrix Labs, Inc......................................      4,600           78,200
 *ATS Medical, Inc.....................................      8,700          111,197
 *Atwood Oceanics, Inc.................................      5,500          173,594
 *Audiovox Corp. Class A...............................      1,500           14,250
 *August Technology Corp...............................      3,000           34,312
 *Ault, Inc............................................      1,600           10,100
 *Aurora Foods, Inc....................................      4,700           11,456
 *Auspex Systems, Inc..................................     15,700           96,408
 *autobytel.com, Inc...................................      7,100           17,639
 *Autote Corp. Class A.................................     11,100           36,630
 *Avalon Holding Corp. Class A.........................        500            1,312
 *Avant Corp...........................................     13,700          216,203
 *Avant Immunotherapeutics, Inc........................     22,000          175,312
 *Avatar Holdings, Inc.................................      2,100           43,050
 Avert, Inc............................................      1,100           14,987
 *Avi Biopharma, Inc...................................      7,400           44,400
 *Aviall, Inc..........................................      7,300           36,956
 *Aviation Sales Co....................................      2,600            7,800
 *Avid Technology, Inc.................................      8,600          155,606
 *Avigen, Inc..........................................      5,900          203,550
 *Aviron...............................................      6,200          328,794
 *Avis Group Holdings, Inc.............................      9,300          299,344
 Avista Corp...........................................      7,600          155,325
 Avnet, Inc............................................        594           10,469
 *Avocent Corp.........................................      2,290          105,268
 *AVT Corporation......................................     12,700           63,897
 *Avteam, Inc. Class A.................................      2,700            1,181
 *Aware, Inc...........................................      7,900          153,803
 *Axent Technologies, Inc..............................     10,100          178,959
 *AXS-One, Inc.........................................      6,100            5,337
 *Axsys Technologies, Inc..............................      1,300           32,012
 *AXT, Inc.............................................      7,500          225,234
 *Axys Pharmaceuticals, Inc............................     13,000           52,406
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aztar Corp...........................................     14,200     $    205,900
 AZZ, Inc..............................................      1,700           28,687
 *Bacou USA, Inc.......................................      3,500           85,094
 Badger Meter, Inc.....................................        500           11,812
 *Badger Paper Mills, Inc..............................        300              825
 Bairnco Corp..........................................      2,000           15,500
 Baker (J.), Inc.......................................        700            2,953
 *Baker (Michael) Corp.................................      1,700           13,600
 *Balanced Care Corp...................................      3,300            1,444
 Balchem Corp..........................................      1,200           14,850
 Baldor Electric Co....................................     11,800          253,700
 Baldwin & Lyons, Inc. Class A.........................        200            3,900
 Baldwin & Lyons, Inc. Class B.........................      1,100           20,694
 *Baldwin Piano & Organ Co.............................        600            2,306
 *Baldwin Technology, Inc. Class A.....................      1,500            1,875
 *Ballantyne Omaha, Inc................................      3,100            2,131
 *Bally Total Fitness Holding Corp.....................      8,500          238,000
 *Baltek Corp..........................................        400            2,950
 Bancfirst Ohio Corp...................................        735           11,071
 *Bancinsurance Corp...................................      1,100            4,950
 Bancorp Connecticut, Inc..............................      1,000           12,937
 BancorpSouth, Inc.....................................     14,250          173,672
 Bandag, Inc...........................................      2,900          110,744
 Bandag, Inc. Class A..................................      2,400           76,800
 Bangor Hydro-Electric Co..............................      1,800           45,112
 Bank of Granite Corp..................................      2,500           50,937
 *Bank Plus Corp.......................................      2,200            7,184
 *Bank United Financial Corp. Class A..................      6,300           42,919
 Bank West Financial Corp..............................        600            4,312
 BankAtlantic Bancorp, Inc. Class A....................        150              553
 BankFirst Corp........................................      3,300           49,191
 *Bankrate, Inc........................................      1,300            1,077
 Banner Corp...........................................      3,410           45,076
 Banta Corp............................................      8,700          199,012
 Barnes Group, Inc.....................................      5,600          106,050
 *barnesandnoble.com, inc..............................        513            1,292
 Barnwell Industries, Inc..............................        200            3,462
 *Barra, Inc...........................................      3,500          200,266
 *Barringer Technologies, Inc..........................      2,400           21,450
 *Basin Exploration, Inc...............................      6,500          128,984
 Bassett Furniture Industries, Inc.....................      4,100           47,278
 *Battle Mountain Gold Co..............................     26,200           40,937
 Bay State Bancorp, Inc................................        500           13,437
 Bay View Capital Corp.................................     11,400           89,062
 *Baycorp Holdings, Ltd................................      2,900           22,837
 *Bayou Steel Corp. Class A............................         50               47
 *Be Aerospace, Inc....................................      8,800          122,375
 *Beazer Homes USA, Inc................................      2,700           84,544
 *Bebe Stores, Inc.....................................      8,600          172,806
 *BEI Electronics, Inc.................................      1,900            3,384
 BEI Technologies, Inc.................................      5,000           59,687
 *Bel Fuse, Inc. Class A...............................        700           23,669
 *Belco Oil & Gas Corp.................................     10,100           86,481
 Belden, Inc...........................................      8,500          187,000
 *Bell and Howell Co...................................      3,000           52,500
 Bell Industries, Inc..................................      2,600            6,500
 *Bell Microproducts, Inc..............................      5,050           94,530
 *Bellwether Exploration Co............................      4,900           30,931
 *Benchmark Electronics, Inc...........................      5,700          164,587
 *Benihana, Inc........................................        500            5,625
 *Bentley Pharmaceuticals, Inc.........................      4,800           33,600
 *Benton Oil & Gas Co..................................      9,500           14,844
 Bergen Brunswig Corp. Class A.........................     13,500          203,344

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Berkley (W.R.) Corp...................................      6,700     $    240,572
 Berry Petroleum Corp. Class A.........................      7,400          113,775
 *Bethlehem Steel Corp.................................     43,600           98,100
 *Beverly Enterprises..................................     28,300          155,650
 BHA Group Holdings, Inc. Class A......................      1,300           20,597
 *Big City Radio, Inc..................................      1,400            3,237
 Big Dog Holdings, Inc.................................      1,200            5,175
 *Billing Information Concepts Corp....................     14,800           40,006
 Bindley Western Industries, Inc.......................      8,466          266,679
 *BindView Development Corp............................     18,200          139,059
 *Bio Technology General Corp..........................     17,500          118,398
 *Bio Vascular, Inc....................................      2,500           10,000
 *Biocryst Pharmaceuticals, Inc........................      1,500           12,516
 *BioMarin Pharmaceutical, Inc.........................      2,300           22,353
 *Biomatrix, Inc.......................................      8,300          167,037
 *Bionova Holdings Corp................................      4,100            4,356
 *Bio-Rad Laboratories, Inc. Class A...................        600           19,800
 *BioReliance Corp.....................................        500            6,031
 *Biosite Diagnostics, Inc.............................      3,300          123,234
 *Biosource International, Inc.........................      2,000           29,000
 *Biospecifics Technologies Corp.......................        900            1,814
 *Biospherics, Inc.....................................      3,400           16,681
 *BioTransplant, Inc...................................      4,100           37,412
 *Birmingham Steel Corp................................      1,200            1,500
 *Bitwise Designs, Inc.................................      4,400           21,862
 *Black Hawk Gaming & Development, Inc.................        800            5,537
 Black Hills Corp......................................      8,000          273,000
 Blair Corp............................................      2,800           59,500
 Blanch (E.W.) Holdings, Inc...........................      4,500           68,906
 *BLC Financial Services, Inc..........................      2,000            6,875
 Block Drug Co., Inc. Class A..........................      3,451          181,932
 *Blonder Tongue Laboratories, Inc.....................      2,300            8,912
 *Blount International, Inc............................      7,700           64,487
 *Blue Rhino Corp......................................      3,800           12,944
 *Blue Wave Systems, Inc...............................      4,700           18,359
 BMC Industries, Inc...................................      9,600           48,000
 Bob Evans Farms, Inc..................................     12,400          253,037
 *Boca Resorts, Inc....................................     13,200          202,125
 *Bogen Communications International, Inc..............      1,800            8,606
 *BOK Financial Corp...................................      1,442           26,632
 *Bolder Technologies Corp.............................      6,000           20,625
 *Bolt Technology Corp.................................      1,300            4,875
 *Bone Care International, Inc.........................      3,900           91,041
 *Bon-Ton Stores, Inc..................................      3,600           10,575
 *Boron, Lepore and Associates, Inc....................      3,900           37,537
 Boston Acoustics, Inc.................................      1,000           14,656
 *Boston Beer Company, Inc. Class A....................      4,900           39,506
 *Boston Biomedical, Inc...............................      1,100            2,612
 *Boston Communications Group, Inc.....................      5,900          121,503
 Boston Private Financial Holdings, Inc................      4,200           70,612
 Bostonfed Bancorp, Inc................................        700           13,125
 *Bottomline Technologies, Inc.........................      3,800           66,025
 *Boundless Corp.......................................      1,500            3,750
 Bowne & Co., Inc......................................      1,100            8,869
 *Boyd Brothers Transportation, Inc....................        300            1,050
 *Boyd Gaming Corp.....................................     12,800           49,600
 *Boyds Collection, Ltd................................     18,000          153,000
 *Bradlees, Inc........................................      1,600            1,575
 *Bradley Pharmaceuticals, Inc.
   Class A.............................................      2,000            2,625
                                                            SHARES           VALUE+
                                                            ------           ------
 Brady (W.H.) Co. Class A..............................      7,300     $    209,419
 *Braun Consulting, Inc................................      6,500           32,906
 Brenton Banks, Inc....................................      3,100           40,397
 Bridgford Foods Corp..................................      1,000           12,625
 Briggs & Stratton Corp................................      1,600           59,400
 *Brigham Exploration Co...............................      1,400            5,075
 *Bright Horizons Family Solutions, Inc................      2,000           56,250
 *Brightpoint, Inc.....................................     15,500           84,039
 *Brilliant Digital Entertainment, Inc.................      5,400            8,437
 *Brio Technology, Inc.................................      9,900           40,992
 *Britesmile, Inc......................................      8,400           38,587
 Brookline Bancorp, Inc................................      9,700          105,487
 *Brooks Automation, Inc...............................      1,300           29,453
 *Brookstone, Inc......................................      2,500           31,641
 *Brooktrout Technology, Inc...........................        900            9,366
 *Brown & Sharpe Manufacturing Co. Class A.............      3,900           19,012
 *Brown (Tom), Inc.....................................      7,000          187,250
 Brown and Brown, Inc..................................      6,800          215,050
 Brown Shoe Company, Inc...............................      1,700           18,169
 Brush Wellman, Inc....................................      5,700          109,012
 BSB Bancorp, Inc......................................      1,400           19,294
 *BTG, Inc.............................................      2,300           15,094
 *BTU International, Inc...............................      2,100           17,653
 *Buca, Inc............................................      1,800           28,519
 *Buckeye Technology, Inc..............................     12,200          154,025
 *Buckle, Inc..........................................      4,000           71,250
 *Budget Group, Inc....................................      1,350            2,278
 *Building Materials Holding Corp......................      2,700           21,558
 *Bull Run Corp. GA....................................      2,300            4,384
 Burlington Coat Factory Warehouse Corp................     15,600          211,575
 *Burlington Industries, Inc...........................     10,300           13,519
 Bush Industries, Inc. Class A.........................      1,700           21,356
 Butler Manufacturing Co...............................      1,700           41,437
 *BYL Bancorp..........................................        600            8,419
 C & D Technologies, Inc...............................      3,800          154,850
 *C.P. Clare Corp......................................      3,400           15,300
 *Cable Design Techologies Corp........................     12,700          190,500
 Cabot Oil & Gas Corp. Class A.........................      8,500          168,937
 *Caci International, Inc. Class A.....................      2,800           62,125
 *Cadiz, Inc...........................................     12,400           95,131
 Cadmus Communications Corp............................      2,700           18,984
 *Cal Dive International, Inc..........................      6,200          121,481
 Calgon Carbon Corp....................................     13,600           76,500
 *Caliber Learning Network, Inc........................      1,200            1,875
 *Calico Commerce, Inc.................................     10,000           15,937
 *California Amplifier, Inc............................      4,600           63,681
 *California Coastal Communities, Inc..................      1,700            7,119
 *California Micro Devices Corp........................      3,900           30,103
 California Water Service Group........................      4,500          121,219
 *Callon Petroleum Co..................................      3,700           52,031
 Cal-Maine Foods, Inc..................................      3,300           13,922
 *Calton, Inc..........................................      1,300            4,387
 *CAM Commerce Solutions, Inc..........................        800            2,875
 Cambrex Corp..........................................      2,500           90,937
 *Cambridge Heart, Inc.................................      4,700           15,422
 *Cambridge Technology Partners, Inc...................     22,000           51,906
 Camco Financial Corp..................................      1,400           12,294
 Cameron Financial Corp................................        300            6,112
 *Candela Laser Corp...................................        300            1,847
 *Candies, Inc.........................................      1,700            1,222
 *Candlewood Hotel Co., Inc............................      2,300            6,253

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cantel Industries, Inc. Class B......................        800     $      6,800
 *Canterbury Information Technology, Inc...............      3,700           14,800
 *Capital Corp. of the West............................        900           10,350
 *Capital Crossing Bank................................      1,500           13,406
 *Capital Pacific Holdings, Inc........................      2,800            8,400
 Capital Properties, Inc...............................        500            3,781
 *Capital Senior Living Corp...........................      3,900            9,506
 Capitol Bancorp, Ltd..................................      1,700           17,319
 Capitol Transamerica Corp.............................      1,000           11,937
 *CapRock Communications Corp..........................      3,100           15,791
 Caraustar Industries, Inc.............................      2,200           19,869
 *Carbide/Graphite Group, Inc..........................        400            1,000
 Carbo Ceramics, Inc...................................      3,700           96,200
 *Cardiac Pathways Corp................................        300            1,148
 *Cardima, Inc.........................................      3,300            1,341
 *CardioDynamics International Corp....................     15,900           69,066
 *Cardiotech International, Inc........................      2,700            3,712
 *Career Education Corp................................      6,800          244,162
 *CareerEngine Network, Inc............................        700            1,203
 Carpenter Technology Corp.............................      7,700          255,544
 *Carreker-Antinori, Inc...............................      6,500          149,703
 *Carriage Services, Inc. Class A......................        300              450
 *Carrier Access Corp..................................      8,600           59,931
 *Carrizo Oil & Gas, Inc...............................      4,900           39,659
 Carter-Wallace, Inc...................................      8,200          246,512
 Cascade Corp..........................................      3,400           54,612
 Cascade Natural Gas Corp..............................      3,900           68,250
 *Casella Waste Systems, Inc. Class A..................      6,100           23,066
 Casey's General Stores, Inc...........................     17,300          201,653
 *Casino Data Systems..................................      6,500           35,141
 Castle (A.M.) & Co....................................        700            7,306
 Castle Energy Corp....................................      1,400            9,450
 *Catalyst International, Inc..........................      2,400            9,600
 *Catalytica, Inc......................................     11,600          136,662
 *Catapult Communications Corp.........................      4,500           57,375
 Cathay Bancorp, Inc...................................        600           31,106
 Cato Corp. Class A....................................      6,700           91,706
 Cavalier Homes, Inc...................................      3,600            3,150
 *CB Richard Ellis Services, Inc.......................      6,100           91,881
 CBRL Group, Inc.......................................      7,500          162,422
 CCBT Financial Companies, Inc.........................      2,200           39,806
 *CCC Information Services Group, Inc..................      6,200           51,925
 *C-COR Electronics, Inc...............................     11,900          129,784
 *CD&L, Inc............................................      1,500              844
 *CDI Corp.............................................      1,600           24,000
 *Celeris Corporation..................................        600              769
 *Celeritek, Inc.......................................      4,100          146,703
 *Cell Genesys, Inc....................................      9,100          180,578
 *Cell Therapeutics, Inc...............................      5,300          224,422
 *Cellegy Pharmaceuticals, Inc.........................      3,700           24,512
 *Cellstar Corp........................................     13,500           22,570
 *Cel-Sci Corp.........................................      6,100            9,821
 Cenit Bancorp, Inc....................................        700            8,137
 *Centennial Bancorp...................................      3,890           25,954
 *Centennial Cellular Corp.............................      4,500           75,937
 Centex Construction Products, Inc.....................      6,200          147,250
 Central Bancorp, Inc..................................        300            4,781
 *Central European Distribution Corp...................        500            1,000
 *Central Garden & Pet Co..............................        600            5,119
 Central Parking Corp..................................     11,700          185,737
 Central Vermont Public Service Corp...................      4,000           45,500
 Centura Banks, Inc....................................      2,250           94,781
                                                            SHARES           VALUE+
                                                            ------           ------
 Century Aluminum Co...................................      2,000     $     14,312
 Century South Banks, Inc..............................      4,100           89,431
 *Cephalon, Inc........................................      2,572          119,276
 *Ceradyne, Inc........................................      2,500           19,297
 *Ceres Group, Inc.....................................      4,100           24,087
 *Cerus Corp...........................................      4,100          244,719
 *CFM Technologies, Inc................................      1,600            7,900
 CFS Bancorp, Inc......................................      5,400           56,531
 CFW Communications Co.................................      4,600           86,537
 CH Energy Group, Inc..................................      5,900          240,425
 *Chad Therapeutics....................................      1,000              687
 *Champion Enterprises, Inc............................      7,900           24,687
 *Championship Auto Racing Teams, Inc..................      5,000          111,250
 *Champps Entertainment, Inc...........................      3,500           27,945
 *Charles River Associates, Inc........................      2,200           20,762
 *Charming Shoppes, Inc................................     35,400          201,337
 *Chart House Enterprises, Inc.........................      3,500           15,969
 *Chart Industries, Inc................................      7,500           34,687
 Chase Corp............................................        600            5,775
 *Chase Industries, Inc................................        600            4,650
 *Chaus (Bernard), Inc.................................      2,400              987
 *Cheap Tickets, Inc...................................      3,800           27,253
 *Check Technology Corp................................        600            2,231
 *Checkers Drive-In Restaurant, Inc....................      3,300           13,303
 *Checkpoint System, Inc...............................     10,600           87,450
 *Cheesecake Factory, Inc..............................      7,500          323,672
 Chemed Corp...........................................      3,500          120,312
 Chemfirst, Inc........................................      4,600           93,150
 Chemical Financial Corp...............................        700           14,153
 *Cherokee, Inc........................................      2,100           19,622
 *Chesapeake Biological Laboratories, Inc. Class A.....      1,400            6,234
 *Chesapeake Energy Corp...............................     17,700          102,881
 Chesapeake Utilities Corp.............................      1,300           24,212
 *Chicos Fas, Inc......................................      6,100          148,687
 *Children's Comprehensive Services, Inc...............        450            1,434
 *Children's Place Retail Stores, Inc..................      9,100          241,434
 *Childtime Learning Centers, Inc......................        700            4,134
 *Chiquita Brands International, Inc...................      6,100           10,294
 Chittenden Corp.......................................      9,121          245,127
 *Choice Hotels International, Inc.....................      7,400           86,487
 *Choicepoint, Inc.....................................      2,625          138,141
 *Cholestech Corp......................................      2,400           13,950
 *Christopher & Banks Corp.............................      3,625          109,090
 *Chronimed, Inc.......................................      3,600           26,437
 Church & Dwight Co., Inc..............................     12,200          258,487
 Churchill Downs, Inc..................................      3,200           91,400
 *Chyron Corp..........................................     11,300           21,894
 *Ciber, Inc...........................................     20,800          117,000
 CICOR International, Inc..............................      1,250           12,344
 *CIDCO, Inc...........................................        600              966
 *Cima Laboratories, Inc...............................      3,300          177,478
 *Ciprico, Inc.........................................      1,200           10,087
 *Circuit City Stores, Inc. (Carmax Group).............      9,000           36,000
 *Circuit Systems, Inc.................................        400              110
 *Citadel Communications Corp..........................     12,900          131,419
 *Citadel Holding Corp. Class A........................        560            1,645
 *Citation Holding Corp. Class B.......................        140              429
 *Citizens, Inc. Class A...............................      7,853           48,105
 City Holding Co.......................................      5,100           30,281

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 City National Corp....................................        153     $      5,059
 *Civic Bancorp........................................        900           14,062
 Clarcor, Inc..........................................      8,500          151,937
 *Clarent Corp.........................................      1,301           15,775
 *Clark/Bardes Holdings, Inc...........................      1,700           17,744
 *Clarus Corporation...................................      5,400           41,597
 *Classic Communications, Inc. Class A.................      1,000            3,562
 *Clean Harbors, Inc...................................      3,300            6,136
 Cleveland Cliffs, Inc.................................      3,200           63,400
 *click2learn.com, Inc.................................      5,900           59,922
 *ClickAction, Inc.....................................      4,300           25,598
 *Clintrials Research, Inc.............................      6,400           35,000
 *Closure Medical Corp.................................      4,700          135,272
 CNA Surety Corp.......................................     12,600          148,050
 CNBT Bancshares, Inc..................................        900           16,059
 *CNS, Inc.............................................      3,000            9,656
 *Coast Dental Services, Inc...........................      1,300            1,787
 *Coast Distribution System............................        400              350
 Coastal Bancorp, Inc..................................      1,600           30,350
 *Coastcast Corp.......................................      2,600           45,012
 *Cobalt Group, Inc....................................        900            2,222
 *Cobra Electronic Corp................................      1,600            9,050
 *Coeur d'Alene Mines Corp.............................      7,100            7,987
 *Cognitronics Corp....................................        500            4,840
 *Cognizant Technology Solutions Corp..................      2,300           85,531
 *Coherent, Inc........................................      3,600          104,512
 Cohu, Inc.............................................      7,100          101,619
 *Coinstar, Inc........................................      7,100           85,866
 *Coldwater Creek, Inc.................................      3,600           90,337
 *Cole (Kenneth) Productions, Inc. Class A.............      3,650          161,512
 Cole National Corp. Class A...........................      3,000           26,437
 *Collagenex Pharmaceuticals, Inc......................      2,800           11,375
 *Collateral Therapeutics, Inc.........................      4,200          122,719
 *Collins & Aikman Corp................................     21,000           76,125
 Colorado Business Bankshares, Inc.....................      1,100           18,150
 *Colorado Medtech, Inc................................      1,800            8,719
 *Columbia Banking System, Inc.........................      4,100           51,250
 *Columbia Laboratories, Inc...........................     10,700           41,462
 *Columbia Sportswear Co...............................      6,300          260,859
 *Columbus Energy Corp.................................        300            2,475
 Columbus McKinnon Corp................................      3,700           37,347
 *Com21, Inc...........................................      7,700           49,328
 *Comarco, Inc.........................................      1,950           35,100
 *Command Systems, Inc.................................      1,500            3,187
 Commercial Bancshares, Inc............................        500            8,453
 Commercial Bank of New York...........................      1,300           15,031
 Commercial Metals Co..................................      4,800          117,600
 Commercial National Financial Corp....................        400            6,925
 Commonwealth Bancorp, Inc.............................      2,300           34,284
 Communications Systems, Inc...........................        900            8,381
 Community Bank System, Inc............................      1,400           31,010
 Community Financial Corp..............................        400            4,050
 Community Financial Group, Inc........................        700            8,312
 Community First Bankshares, Inc.......................      1,700           27,147
 Community First Brokerage Co..........................        400            8,200
 Community Savings Bankshares, Inc.....................      2,000           25,062
 Community Trust Bancorp, Inc..........................      2,410           35,472
 Compass Bancshares, Inc...............................        697           13,766
 *Competitive Technologies, Inc........................        600            4,125
 *Complete Business Solutions, Inc.....................      4,200           47,119
 *Compucom Systems, Inc................................      4,600            7,547
                                                            SHARES           VALUE+
                                                            ------           ------
 *Compudyne Corp.......................................        600     $      4,687
 *Computer Horizons Corp...............................     11,100           38,503
 *Computer Learning Centers, Inc.......................      1,100              928
 *Computer Motion, Inc.................................      2,800           11,112
 *Computer Network Technology Corp.....................      8,500          199,484
 Computer Task Group, Inc..............................      7,000           26,687
 *Computrac, Inc.......................................      1,300              487
 *Comshare, Inc........................................        600            1,762
 *Comstock Resources, Inc..............................      9,000           77,625
 *Comtech Telecommunications Corp......................      2,300           23,144
 *Comverse Tecnology, Inc..............................        500           43,109
 *Conceptus, Inc.......................................      3,400           33,841
 *Concero, Inc.........................................      3,000            7,687
 *Concord Camera Corp..................................      7,600          151,525
 *Concord Communications, Inc..........................      5,700           36,427
 *Concur Technologies, Inc.............................      3,000            6,469
 *Concurrent Computer Corp.............................     16,000          157,250
 *Cone Mills Corp. NC..................................      8,600           28,487
 *Congoleum Corp. Class A..............................      1,100            3,300
 *Conmed Corp..........................................      2,500           36,016
 Connecticut Water Services, Inc.......................      1,200           35,625
 *Connitics Corp.......................................     10,300           49,891
 *Conrad Industries, Inc...............................      1,000            6,125
 *Consolidated Freightways Corp........................      7,500           27,187
 *Consolidated Graphics, Inc...........................      4,400           45,375
 *Consolidated Products, Inc...........................     10,282           77,115
 Consolidated Tokoma Land Co...........................      1,600           19,200
 *Cooker Restaurant Corp...............................        500              531
 Cooper Companies, Inc.................................      5,000          162,812
 Cooper Tire & Rubber Co...............................     20,000          185,000
 *CoorsTek, Inc........................................      1,775           43,598
 *Copart, Inc..........................................      4,400           75,487
 *Copper Mountain Networks, Inc........................     15,300           94,669
 *Copytele, Inc........................................      8,400            6,431
 *Core Materials Corp..................................      1,900            2,850
 *Corixa Corp..........................................      6,600          206,869
 Corning, Inc..........................................      1,350           78,975
 *Corsair Communications, Inc..........................      2,600           12,878
 Corus Bankshares, Inc.................................      4,800          194,550
 *Corvas International, Inc............................      7,400          138,287
 *Corvel Corp..........................................      2,700           85,725
 *Cost Plus, Inc.......................................      7,350          196,153
 *CoStar Group, Inc....................................      5,400          120,487
 *Cotelligent Group, Inc...............................        700            1,137
 Cotton States Life Insurance Co.......................      1,300           11,131
 *Coulter Pharmaceutical, Inc..........................      6,000          186,187
 Courier Corp..........................................        400           11,050
 *Covance, Inc.........................................     20,100          212,306
 *Coventry Health Care, Inc............................     11,800          249,275
 Covest Bancshares, Inc................................        400            4,925
 CPAC, Inc.............................................      1,500           10,008
 CPB, Inc..............................................      1,800           45,225
 *C-Phone Corp.........................................      2,200              137
 CPI Corp..............................................      2,400           53,550
 Craftmade International, Inc..........................      1,300            9,141
 Crawford & Co. Class A................................      2,300           23,431
 Crawford & Co. Class B................................      2,600           31,200
 *Cray, Inc............................................      6,900           12,291
 *Credit Acceptance Corp...............................     15,000           81,797
 *Creditrust Corp......................................      2,600              754
 *Crescent Operating, Inc..............................      1,100              517
 *Cross (A.T.) Co. Class A.............................      4,400           23,650
 Cross Timbers Oil Co..................................      8,400          166,950

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Crossman Communities, Inc............................      3,100     $     59,287
 *CrossWorlds Software, Inc............................      1,000            4,187
 *Crown Central Petroleum Corp. Class A................      1,200            9,150
 *Crown Central Petroleum Corp. Class B................      1,000            7,500
 Crown Cork & Seal Co., Inc............................     13,100           53,219
 Crown Crafts, Inc.....................................        600              206
 *Crown Group, Inc.....................................      2,000            9,000
 *Crown-Andersen, Inc..................................        300            1,237
 *Crusader Holding Corp................................      1,000            7,625
 *Cryolife, Inc........................................      4,300          177,644
 CT Communications, Inc................................      2,300           39,675
 *CTB International Corp...............................      2,400           19,650
 *CTC Communications Group, Inc........................      9,150           46,608
 Cubic Corp............................................      2,700           94,837
 *Cubist Pharmaceuticals, Inc..........................      4,100          133,122
 *CUNO, Inc............................................      5,700          164,053
 *CuraGen Corp.........................................      1,200           40,912
 *Curative Health Services, Inc........................      2,800           15,312
 *Curis, Inc...........................................      3,450           35,470
 Curtiss-Wright Corp...................................      2,000           97,000
 *Cuseeme Networks, Inc................................        500              734
 *Cutter & Buck, Inc...................................      2,600           21,694
 *CV Therapeutics, Inc.................................      3,600          251,775
 CVB Financial Corp....................................      4,900           81,462
 *CVF Technologies Corp................................        600              787
 *Cyanotech Corp.......................................      2,800            2,931
 *Cyber-Care, Inc......................................     22,300           63,067
 *Cyberian Outpost, Inc................................      9,100           11,659
 *Cyberonics, Inc......................................      6,500          143,812
 *Cyberoptics Corp.....................................      2,450           45,172
 *Cybersource Corp.....................................      8,300           25,548
 *Cybex International, Inc.............................      2,200            5,912
 *Cygnus, Inc..........................................      6,400           32,300
 *Cylink Corp..........................................      9,700           32,434
 *Cymer, Inc...........................................     10,200          203,681
 *Cypress Communications, Inc..........................      1,500            1,453
 *Cyrk, Inc............................................        800            1,900
 *Cysive, Inc..........................................      3,000           20,203
 *Cytogen Corp.........................................     26,800           79,144
 *Cytrx Corp...........................................      1,900            1,722
 *D & K Healthcare Resources, Inc......................      1,500           19,219
 *D A Consulting Group, Inc............................      1,300            1,584
 Dain Rauscher Corp....................................        400           37,500
 *Dairy Mart Convenience Stores, Inc...................      1,500            5,906
 *Daktronics, Inc......................................      2,700           36,281
 *Dal-Tile International, Inc..........................     19,200          235,200
 *Damark International, Inc. Class A...................      1,000            7,437
 *Danielson Holding Corp...............................      1,000            3,875
 *Data Broadcasting Corp...............................     29,200           88,512
 *Data Dimensions, Inc.................................      1,600              850
 *Data Race, Inc.......................................      8,000           10,625
 *Data Systems & Software, Inc.........................      2,200           10,519
 *Datalink Corp........................................      2,200           18,219
 *Dataram Corp.........................................        850           10,731
 Datascope Corp........................................      5,200          171,600
 *Datastream Systems, Inc..............................      7,000           68,359
 *Datatec Systems, Inc.................................     11,700           27,970
 *DataTRAK International, Inc..........................        600            2,156
 *Datawatch Corp.......................................      1,200              637
 *Datron Systems, Inc..................................        500            5,953
 *Datum, Inc...........................................      1,800           39,656
                                                            SHARES           VALUE+
                                                            ------           ------
 *Dave and Busters, Inc................................      4,500     $     41,625
 *DaVita, Inc..........................................     22,400          236,600
 *Davox Corp...........................................      3,400           28,262
 *Daw Technologies, Inc................................      2,500            2,031
 *Dawson Geophysical Co................................      1,100            9,591
 *Daxor Corp...........................................        500            5,312
 Deb Shops, Inc........................................      4,000           49,875
 *Deckers Outdoor Corp.................................      1,800            8,212
 Decorator Industries, Inc.............................        600            1,612
 *Del Global Technologies Corp.........................      2,000           17,250
 *Delco Remy International, Inc........................      4,700           33,194
 *dELiA*s Corp.........................................      7,059            5,846
 *Delphi Financial Group, Inc. Class A.................      5,200          183,950
 Delta Apparel, Inc....................................        470            7,402
 Delta Natural Gas Co., Inc............................        300            5,512
 *Delta Woodside Industries, Inc.......................      4,700            4,994
 *Deltek Systems, Inc..................................      2,100           12,534
 Deltic Timber Corp....................................      1,500           30,469
 *Denali, Inc..........................................      1,100              258
 *Dendrite International, Inc..........................        450            7,636
 *Dense-Pac Microsystems, Inc..........................      1,900            5,255
 *Department 56, Inc...................................      5,000           66,562
 *DepoMed, Inc.........................................      2,500            9,687
 *Detection Systems, Inc...............................      1,900           21,256
 *Devcon International Corp............................        600            3,337
 *Diacrin, Inc.........................................      6,300           30,516
 Diagnostic Products Corp..............................      4,800          216,000
 *Diametrics Medical, Inc..............................      9,300           63,647
 *Dianon Systems, Inc..................................      2,100           70,087
 *Diedrich Coffee, Inc.................................      2,500            1,406
 *Digene Corp..........................................      5,600          185,675
 *Digi International, Inc..............................      2,400           14,812
 *Digital Biometrics, Inc..............................      5,000           22,031
 *Digital Generation Systems, Inc......................      9,900           26,452
 *Digital Island, Inc..................................     17,100           72,675
 *Digital Power Corp...................................        400              750
 *Digital River, Inc...................................      7,600           26,362
 Dime Community Bancorp, Inc...........................      3,800           77,781
 Dimon, Inc............................................     13,900           47,781
 *Diodes, Inc..........................................      2,300           25,444
 *Dionex Corp..........................................      7,100          213,222
 *Discount Auto Parts, Inc.............................      5,000           31,562
 *Dispatch Management Services Corp....................      1,200              112
 *Display Technologies, Inc............................      2,000              500
 *Ditech Communications Corp...........................      7,000          109,594
 *Diversified Corporate Resources, Inc.................        400            1,500
 *Dixon Ticonderoga Co.................................        600            2,362
 *DocuCorp International, Inc..........................      5,600           15,050
 *Documentum, Inc......................................      3,400          130,581
 Dole Food Co., Inc....................................     15,400          200,200
 *Dollar Thrifty Automotive Group, Inc.................      8,400          147,000
 *Dominion Homes, Inc..................................        900            6,975
 Donegal Group, Inc....................................      1,000            9,937
 *Donna Karan International, Inc.......................      3,400           16,787
 Donnelly Corp. Class A................................      1,100           14,212
 Dover Downs Entertainment, Inc........................      4,700           55,225
 Downey Financial Corp.................................      5,600          254,800
 *Dress Barn, Inc......................................      5,700          132,881
 *Drew Industries, Inc.................................      2,100           11,812
 *Drexler Technology Corp..............................      3,500           57,531
 Dreyer's Grand Ice Cream, Inc.........................      9,000          247,500
 *Dril-Quip, Inc.......................................      6,000          137,625
 *DRS Technologies, Inc................................      3,700           50,875

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dryclean USA, Inc....................................      1,400     $      1,837
 *DSP Group, Inc.......................................      9,400          226,481
 *DT Industries, Inc...................................      3,000           29,790
 *DualStar Technologies Corp...........................      1,700            1,328
 *Duane Reade, Inc.....................................      6,200          175,537
 *Duck Head Apparel Co., Inc...........................        470            1,292
 *Duckwall-Alco Stores, Inc............................      1,000            7,172
 *Ducommun, Inc........................................      2,900           34,437
 *DuPont Photomasks, Inc...............................      1,000           43,781
 *Duramed Pharmaceuticals, Inc.........................      3,100           11,044
 *DVI, Inc.............................................      4,400           72,875
 *Dwyer Group, Inc.....................................      1,800            3,544
 *Dynamic Healthcare Technologies, Inc.................      1,900            1,247
 *Dynamics Research Corp...............................      1,500           12,281
 *E Com Ventures, Inc..................................      1,500            1,312
 *e.spire Communications, Inc..........................     13,000           13,609
 Eagle Bancshares, Inc.................................        200            1,856
 *Eagle Point Software Corp............................        600            2,100
 Earthgrains Co........................................     10,600          240,487
 *EarthShell Corp......................................     10,600           32,462
 *EarthWeb, Inc........................................      3,600           43,987
 East West Bancorp, Inc................................      6,700          146,772
 Eastern Co............................................        550            8,387
 *Eateries, Inc........................................        500            1,344
 ECC International Corp................................      2,100            7,087
 *Echelon Corp.........................................      5,000          113,281
 *Eclipse Surgical Technologies, Inc...................      9,400           13,953
 *Eclipsys Corp........................................      2,000           46,812
 *Eco Soil Systems, Inc................................      3,700            3,584
 *Ecogen, Inc..........................................      2,100              459
 *eCollege.com.........................................      3,000           17,531
 Ecology & Environment, Inc. Class A...................        400            2,450
 Edelbrock Corp........................................        800            7,900
 *EDGAR Online, Inc....................................      3,700            6,012
 *Edge Petroleum Corp..................................      2,800           13,081
 *Edgewater Technology, Inc............................      1,500            8,250
 Edo Corp..............................................      1,700           14,025
 *Education Management Corp............................      8,600          291,594
 *eFax.com, Inc........................................      2,600              383
 EFC Bancorp, Inc......................................        900            7,987
 *EFTC Corp............................................        800            1,225
 *eGain Communications Corp............................      1,472            3,772
 *Egghead.com, Inc.....................................     10,500           10,992
 *EGL, Inc.............................................      5,300          182,022
 *eGlobe, Inc..........................................        382              125
 *El Paso Electric Co..................................     19,100          261,670
 *Elan Corp. P.L.C. ADR................................      2,733          147,411
 *Elantec Semiconductor, Inc...........................      1,600           60,250
 *Elcom International, Inc.............................      2,800            5,206
 Elcor Corp............................................      2,900           39,875
 *Elder-Beerman Stores Corp............................      3,100           10,366
 *Eldorado Bancshares, Inc.............................      3,500           28,656
 *Electric Fuel Corp...................................      2,400           13,875
 *Electric Lightwave, Inc..............................      2,600           11,862
 *Electro Rent Corp....................................      8,100           91,378
 *Electro Scientific Industries, Inc...................      4,000           95,375
 *Electroglas, Inc.....................................      2,000           25,812
 *Electronics Boutique Holdings Corp...................      5,000           82,969
 *Elite Information Group, Inc.........................      1,900            9,500
 *E-Loan, Inc..........................................      5,000            6,406
 *Eloyalty Corp........................................     16,400          101,987
 *ELXSI Corp...........................................        700            7,131
                                                            SHARES           VALUE+
                                                            ------           ------
 *Embrex, Inc..........................................      2,400     $     39,600
 EMC Insurance Group, Inc..............................      1,100           11,103
 *Emcor Group, Inc.....................................      3,700           91,575
 *EMCORE Corp..........................................      2,400           80,175
 *Emeritus Corp........................................      1,600            2,000
 *Emisphere Technologies, Inc..........................      2,100           55,978
 Empire District Electric Co...........................      6,100          179,187
 Empire Federal Bancorp, Inc...........................        300            3,787
 *EMS Technologies, Inc................................      2,800           32,900
 *Encad, Inc...........................................      2,200            3,712
 *Enchira Biotechnology Corp...........................      1,800           11,812
 *Encompass Services Corp..............................      6,200           22,475
 *Encore Wire Corp.....................................      4,600           30,044
 *Endo Pharmaceuticals Holdings, Inc...................      4,800           29,400
 *Endocare, Inc........................................      4,000           52,125
 Energen Corp..........................................      9,000          257,062
 *Energy Conversion Devices, Inc.......................      5,000           74,687
 Energy East Corp......................................         40              810
 Energy West, Inc......................................        100              919
 Energysouth, Inc......................................        900           19,912
 Enesco Group, Inc.....................................      2,400           14,100
 Engineered Support Systems, Inc.......................      2,100           46,594
 *Engineering Measurements Co..........................        600            4,162
 Enhance Financial Services Group, Inc.................     13,400          178,387
 Ennis Business Forms, Inc.............................      3,500           25,375
 *Enserch Exploration Corp.............................      2,500            8,437
 *Entremed, Inc........................................      5,500           96,422
 *Environmental Elements Corp..........................        600              975
 *Environmental Tectonics Corp.........................      1,000            7,312
 *EP Medsystems, Inc...................................      2,500            6,875
 *EpicEdge, Inc........................................      7,700            7,700
 *Epicor Software Corp.................................     13,300           13,923
 *Epimmune, Inc........................................      2,600            7,800
 *EPIQ Systems, Inc....................................        900           15,075
 *EPIX Medical, Inc....................................      2,300           18,400
 *ePresence, Inc.......................................      1,300            4,997
 *Equinox Systems, Inc.................................      1,900           18,080
 *Equity Marketing, Inc................................      1,800           22,275
 *Equity Oil Co........................................      3,800            9,619
 *eResource Capital Group, Inc.........................      5,300            3,445
 *Ergo Science Corp....................................      2,100            1,542
 ESB Financial Corp....................................      1,700           17,266
 *Escalade, Inc........................................        400            7,700
 *Escalon Medical Corp.................................        600            1,097
 *Esco Technologies, Inc...............................      2,900           51,475
 *eShare Communications, Inc...........................      7,000           14,875
 *eSoft, Inc...........................................        900            1,477
 Espey Manufacturing & Electronics Corp................        200            3,387
 *ESPS, Inc............................................        600            1,087
 *ESS Technology, Inc..................................     14,800          138,287
 *Esterline Technologies Corp..........................      6,100          119,331
 Ethan Allen Interiors, Inc............................      9,900          269,156
 Ethyl Corp............................................     10,000           13,125
 *European Micro Holdings, Inc.........................      1,200            4,125
 *Evans & Sutherland Computer Corp.....................      3,400           21,037
 *Evans Systems, Inc...................................        800              173
 *Evergreen Resources, Inc.............................      6,000          164,250
 *Evolving Systems, Inc................................      1,000            3,125
 *Exabyte Corp.........................................      5,700           19,505
 *Exactech, Inc........................................      1,300           24,741
 *Excalibur Technologies Corp..........................      3,600           80,325

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Excel Legacy Corp....................................      3,100     $      6,006
 *Excel Technology, Inc................................      2,400           43,500
 *eXcelon Corp.........................................     10,300           50,534
 *Excelsior-Henderson Motorcycle Manufacturing Co......      1,100               34
 Exide Corp............................................      7,500           67,969
 *Exponent, Inc........................................      1,300           12,431
 *Extended Systems, Inc................................      3,100           60,353
 Ezcorp, Inc. Class A Non-Voting.......................      2,700            2,658
 *Ezenia! Inc..........................................      1,400            3,741
 F & M National Corp...................................      8,700          228,375
 F.N.B. Corp...........................................      6,600          129,937
 *F5 Networks, Inc.....................................      7,500          186,094
 Fab Industries, Inc...................................      1,000           13,000
 *Factory 2-U Stores, Inc..............................      4,400          160,875
 *Factual Data Corp....................................      1,800           11,644
 Fair, Isaac & Co., Inc................................      5,100          213,244
 *Fairchild Corp. Class A..............................      4,500           23,625
 *Fairfield Communities, Inc...........................     14,800          206,275
 Falcon Products, Inc..................................      1,700           12,644
 *Famous Dave's of America, Inc........................      3,300            9,487
 *Fansteel, Inc........................................      2,200            7,975
 *Fargo Electronics....................................      3,000            7,781
 Farmer Brothers Co....................................        300           57,750
 *Faro Technologies, Inc...............................      3,300           12,478
 *FASTNET Corporation..................................      1,000              500
 FBL Financial Group, Inc. Class A.....................     11,000          160,187
 FCNB Corp.............................................      4,200           99,750
 Fedders Corp..........................................      3,100           14,725
 Federal-Mogul Corp....................................     24,700           47,856
 *FEI Co...............................................      9,800          164,762
 Ferro Corp............................................     11,200          232,400
 FFLC Bancorp..........................................        699           10,048
 *FFP Marketing Co., Inc...............................        600            2,175
 FFY Financial Corp....................................        600            7,294
 Fidelity Bancorp, Inc.................................        400            7,237
 Fidelity Bankshares, Inc..............................      1,400           27,475
 *Fidelity Federal Bancorp.............................        300              506
 Fidelity National Corp................................      1,800           11,644
 Fidelity National Financial, Inc......................      2,400           57,450
 *Fieldworks, Inc......................................      1,800            1,603
 *Filenet Corp.........................................     11,000          288,406
 *Financial Federal Corp...............................      5,200          120,900
 *Finish Line, Inc. Class A............................      6,600           53,212
 *Finlay Enterprises, Inc..............................      2,100           24,675
 Finova Group, Inc.....................................     18,400            9,200
 *Firebrand Financial Group, Inc.......................      1,700              983
 *First American Health Concepts, Inc..................        200              675
 *First Aviation Services, Inc.........................      1,400            6,781
 First Bancorp.........................................        872           13,380
 First Bell Bancorp, Inc...............................      1,100           13,853
 *First Cash, Inc......................................      1,900            5,373
 First Charter Corp....................................     10,900          146,809
 First Commonwealth Financial Corp.....................     18,600          176,700
 *First Consulting Group, Inc..........................      8,000           41,375
 First Defiance Financial Corp.........................        700            7,656
 First Essex Bancorp...................................      2,200           40,769
 First Federal Bancshares of Arkansas, Inc.............      1,200           22,050
 First Federal Bankshares, Inc.........................        200            1,687
 First Federal Capital Corp............................      5,500           62,219
 First Federal of East Hartford........................        600           18,750
 First Financial Bancorp...............................      4,200           65,887
                                                            SHARES           VALUE+
                                                            ------           ------
 First Financial Bankshares, Inc.......................      2,500     $     78,594
 First Financial Corp..................................        900           29,053
 First Financial Holdings, Inc.........................      4,700           76,962
 First Indiana Corp....................................      3,200           72,100
 First International Bancorp, Inc......................      2,100           16,012
 *First Investors Financial Services Group, Inc........        400            1,525
 First Mariner Bank Corp...............................        400            1,875
 First Merchants Corp..................................      2,100           48,037
 First Midwest Financial, Inc..........................        600            5,362
 First Mutual Bancshares, Inc..........................        220            2,578
 First Niagara Financial Group, Inc....................      8,300           78,461
 *First Place Financial Corp...........................        800            9,100
 *First Republic Bank..................................      2,300           64,975
 First SecurityFed Financial, Inc......................      1,000           14,312
 First Sentinel Bancorp, Inc...........................     12,100          118,353
 First Source Corp.....................................      3,885           72,965
 *First Team Sports, Inc...............................      1,500            1,641
 First United Corp.....................................        800            7,700
 First Years, Inc......................................      2,500           23,516
 FirstBank NW Corp.....................................        200            2,319
 Firstfed America Bancorp, Inc.........................      1,700           22,950
 *FirstFed Financial Corp..............................      5,300          140,781
 *Firstwave Technologies, Inc..........................        600            1,050
 *FirstWorld Communications, Inc.......................      5,000            5,000
 *Fischer Imaging Corp.................................        900            2,728
 Flag Financial Corp...................................      1,600            8,550
 Flagstar Bancorp, Inc.................................      3,000           40,312
 *Flander Corp.........................................      3,400            6,322
 Fleetwood Enterprises, Inc............................     11,400          142,500
 Fleming Companies, Inc................................     13,900          164,194
 Flexsteel Industries, Inc.............................      1,200           12,787
 *Flir Systems, Inc....................................      5,100           18,567
 *Florida Banks, Inc...................................        200            1,194
 Florida Public Utilities Co...........................        500            7,500
 Florida Rock Industries, Inc..........................      6,500          214,906
 *Florsheim Group, Inc.................................      1,200            1,537
 *Flow International Corp..............................      5,200           53,625
 *Flowserve Corp.......................................     12,000          251,250
 Flushing Financial Corp...............................      2,400           36,525
 FNB Financial Services Corp...........................      1,100           12,100
 *Foamex International, Inc............................      7,500           39,727
 *Focal, Inc...........................................      4,500            6,047
 *Foilmark, Inc........................................      2,400            9,562
 Foothill Independent Bancorp..........................      1,000           10,875
 *Footstar, Inc........................................      5,900          251,119
 *Forest Oil Corp......................................     13,500          167,062
 *Forrester Resh, Inc..................................      1,200           45,075
 *Fortune Financial, Inc...............................        900            2,025
 *Forward Air Corp., Inc...............................      5,250          222,141
 *Fossil, Inc..........................................      9,600          143,100
 Foster Wheeler Corp...................................     14,300           57,200
 *Four Kids Entertainment, Inc.........................      3,800           41,087
 *Fourth Shift Corp....................................      1,400            1,859
 *FPIC Insurance Group, Inc............................      3,000           29,953
 Frankfort First Bancorp, Inc..........................        150            1,941
 Franklin Bank National Associaton Southfield..........        300            2,634
 *Franklin Covey Co....................................      5,100           40,800
 Franklin Electric Co., Inc............................      1,000           64,187
 *Franklin Electronic Publishers, Inc..................      2,500           17,500
 Freds, Inc. Class A...................................      3,600           72,112
 Fremont General Corp..................................     19,200           51,600

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *French Fragrances, Inc...............................      4,600     $     50,025
 Frequency Electronics, Inc............................      2,600           33,800
 *Fresh America Corp...................................      1,000            1,156
 *Fresh Choice, Inc....................................      1,100            1,959
 *Friede Goldman International.........................      4,517           18,350
 *Friedman Billings Ramsey Group, Inc. Class A.........      5,400           33,075
 Friedman Industries, Inc..............................        735            2,297
 Friedmans, Inc. Class A...............................      4,600           23,000
 *Friendly Ice Cream Corp..............................      1,500            2,812
 Frisch's Restaurants, Inc.............................      1,100           14,850
 *Fritz Companies, Inc.................................     11,700           76,781
 *Frontier Adjusters of America, Inc...................      1,200            2,100
 *Frontier Airlines, Inc...............................      6,300          177,975
 *Frontier Oil Corp....................................      9,600           54,000
 *Frontline Capital Group..............................     12,800          160,800
 FSF Financial Corp....................................        500            7,312
 *FSI International, Inc...............................      8,800           78,237
 *FTI Consulting, Inc..................................      1,000            7,125
 *FuelCell Energy, Inc.................................      3,800          212,562
 Fuller (H.B.) Co......................................      4,900          167,366
 *Furr's/Bishop's, Inc.................................      2,000            2,500
 *Fusion Medical Technologies, Inc.....................      3,900           19,134
 *FYI, Inc.............................................      5,400          157,444
 G & K Services, Inc. Class A..........................      6,700          180,272
 GA Financial, Inc.....................................      1,100           13,475
 *Gadzooks, Inc........................................      2,700           48,853
 Gainsco, Inc..........................................      4,300           11,287
 *Galaxy Nutritional Foods, Inc........................      2,800           10,850
 *Galey & Lord, Inc....................................      1,500            2,906
 Gallagher (Arthur J.) & Co............................      3,400          200,600
 *GameTech International, Inc..........................      1,700            7,039
 Garan, Inc............................................        800           18,300
 *Garden Fresh Restaurant Corp.........................        900            7,059
 *Gardenburger, Inc....................................      2,200            2,131
 *Gardner Denver Machinery, Inc........................      4,600           76,475
 *Gart Sports Co.......................................        700            9,253
 *Gasonics International, Inc..........................      6,100           82,350
 *Gaylord Container Corp. Class A......................     13,300           18,287
 Gaylord Entertainment Co..............................      2,500           56,406
 GBC Bancorp...........................................      4,000          139,375
 *Geltex Pharmaceuticals, Inc..........................      5,900          327,634
 Gencorp, Inc..........................................     14,800          118,400
 *Gene Logic, Inc......................................      9,000          144,562
 *Genelabs Technologies, Inc...........................     16,100           69,934
 *General Binding Corp.................................      2,100           17,062
 General Cable Corp....................................      5,000           28,437
 *General Communications, Inc.
   Class A.............................................     15,800           78,753
 *General Datacomm Industries, Inc.....................      5,500            9,969
 General Electric Co...................................      2,204          109,236
 *General Magic, Inc...................................      6,200           14,144
 *General Semiconductor, Inc...........................      6,300           53,550
 *Genesco, Inc.........................................      7,500          159,844
 *Genesee & Wyoming, Inc...............................        900           26,887
 Genesee Corp. Class B.................................        100            3,375
 *GenesisIntermedia.com................................      2,300           41,472
 *Genlyte Group, Inc...................................      4,600          107,812
 *Genome Therapeutics Corp.............................      7,200           83,925
 *Genrad, Inc..........................................     10,500           99,750
 *Genta, Inc...........................................     15,400          112,612
 Gentek, Inc...........................................      7,100          103,837
 *Gentiva Health Services..............................        850           10,758
                                                            SHARES           VALUE+
                                                            ------           ------
 *Gentner Communications Corp..........................      3,000     $     36,187
 *Genus, Inc...........................................      1,800            5,259
 *Genzyme Transgenics Corp.............................     10,000          160,937
 Georgia Gulf Corp.....................................     11,000          136,812
 *Geoworks.............................................      1,800            3,769
 *Gerald Stevens, Inc..................................        180              439
 *Gerber Childrenswear, Inc............................      1,600            7,600
 Gerber Scientific, Inc................................      5,500           38,500
 *Geron Corp...........................................      7,600          125,875
 *Getty Petroleum Marketing, Inc.......................      4,800           25,200
 Getty Realty Corp. (Holding Co.)......................      3,200           44,600
 Gibraltar Steel Corp..................................      1,200           16,275
 *Giga Information Group, Inc..........................      2,500            9,609
 *Giga-Tronics, Inc....................................        200            1,291
 *G-III Apparel Group, Ltd.............................      1,300            8,734
 *Gish Biomedical, Inc.................................        400              675
 *GK Intelligent Systems, Inc..........................      1,400              108
 Glacier Bancorp, Inc..................................      2,600           30,631
 *Glacier Water Services, Inc..........................        500            5,000
 Glatfelter (P.H.) Co..................................     12,700          146,050
 *Glenayre Technologies, Inc...........................     12,600           57,487
 *Global Imaging Systems, Inc..........................      6,000           27,375
 *Global Payment Technologies, Inc.....................      1,000            5,312
 *Global Sources, Ltd..................................         71            1,571
 *Global Sports, Inc...................................      7,600           63,412
 *Global Technologies, Ltd.............................        300              253
 *Global TeleSystems, Inc..............................      7,100            8,875
 *Globecomm Systems, Inc...............................      2,400           18,337
 *Globix Corp..........................................     12,800           33,800
 Golden Enterprises, Inc...............................      2,400            8,925
 *Golden State Vintners, Inc...........................      1,500           11,062
 *Good Guys, Inc.......................................      7,200           25,650
 *Goodrich Petroleum Corp..............................      1,100            5,775
 Gorman-Rupp Co........................................      2,100           36,487
 *GoTo.com, Inc........................................      6,100           68,625
 *Gottschalks, Inc.....................................      4,400           19,800
 *GP Strategies Corp...................................      2,700           14,006
 Graco, Inc............................................      7,100          257,819
 *Gradco Systems, Inc..................................        700              919
 *Graham Corp..........................................        300            2,925
 Granite Construction, Inc.............................      8,700          241,969
 Granite State Bankshares, Inc.........................      1,100           22,756
 *Graphic Packaging International Corp.................        600              862
 *GraphOn Corp.........................................      5,100            7,730
 *Great Plains Software................................      6,000          280,687
 Great Southern Bancorp, Inc...........................      1,000           15,687
 Greater Bay Bancorp...................................      5,000          165,781
 *Green Mountain Coffee, Inc...........................        600           24,037
 Green Mountain Power Corp.............................      1,600           17,100
 Greenbrier Companies, Inc.............................      3,100           29,644
 *Greka Energy Corporation.............................        700            9,669
 Grey Global Group, Inc................................        100           56,250
 *Grey Wolf, Inc.......................................     31,900          123,612
 *Griffin Land & Nurseries, Inc. Class A...............        600            7,875
 *Griffon Corp.........................................     10,400           65,000
 *Group 1 Automotive, Inc..............................      3,500           31,500
 *Group 1 Software, Inc................................      1,100           14,644
 *Grow Biz International, Inc..........................        300            1,744
 *Grubb & Ellis Co.....................................      5,000           21,875
 GS Financial Corp.....................................        400            5,887
 *GSV, Inc.............................................        380              291
 *Gtech Holdings, Inc..................................     12,100          229,900
 *GTS Duratek, Inc.....................................      4,000           26,125

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *GTSI Corp............................................      3,200     $     12,500
 Guaranty Bancshares, Inc..............................        400            4,175
 Guaranty Federal Bancshares, Inc......................        900           10,659
 *Guess, Inc...........................................     15,200           69,350
 *Guest Supply, Inc....................................      2,000           34,750
 *Guilford Pharmaceuticals, Inc........................      8,200          169,381
 *Guitar Center, Inc...................................      7,700           87,587
 *Gulf Island Fabrication, Inc.........................      4,100           64,703
 *Gulfmark Offshore, Inc...............................      2,000           47,562
 *Gumtech International, Inc...........................      3,100           29,159
 *Gundle/SLT Environmental, Inc........................      1,200            3,000
 *Gymboree Corp........................................      9,700          125,797
 *GZA Geoenvironmental Technologies, Inc...............        800            5,000
 *Haemonetics Corp.....................................      8,800          212,300
 Haggar Corp...........................................      2,000           27,125
 *Hain Celestial Group, Inc............................      6,256          186,311
 *Hall Kinion Associates, Inc..........................      4,500           77,766
 *Hamilton Bancorp, Inc................................      3,500           22,859
 *Hammons (John Q.) Hotels, Inc. Class A...............      1,200            6,450
 Hancock Fabrics, Inc..................................      6,100           24,019
 Hancock Holding Co....................................      1,100           35,200
 *Handleman Co.........................................      9,700           67,900
 Harbor Florida Bancshares, Inc........................      8,900          108,747
 *Harbor Global Co., Inc...............................      1,060            4,737
 Hardinge Brothers, Inc................................      1,400           17,325
 *Harken Energy Corp...................................      4,600           15,237
 Harland (John H.) Co..................................      3,800           48,450
 Harleysville Group, Inc...............................      8,600          211,506
 Harleysville National Corp............................      1,575           45,183
 Harman International Industries, Inc..................        200            7,300
 *Harmonic Lightwaves, Inc.............................     14,900          111,983
 *Harris Interactive, Inc..............................      5,500           18,391
 *Hartmarx Corp........................................      5,800           13,412
 *Harvey Entertainment Co..............................        800              337
 *Hastings Entertainment, Inc..........................      1,800            4,162
 *Hauppauge Digital, Inc...............................        400              812
 *Hauser, Inc..........................................        500              242
 Haven Bancorp, Inc....................................      1,800           57,825
 *Hawaiian Airlines, Inc...............................        500            1,031
 *Hawk Corp............................................      1,700           10,625
 *Hawker Pacific Aerospace.............................        200              744
 Hawkins Chemical, Inc.................................      3,200           25,800
 *Hawthorne Financial Corp.............................      1,400           17,631
 *Hayes Lemmerz International, Inc.....................      6,000           48,000
 HCC Insurance Holdings, Inc...........................     12,300          299,812
 *HD Vest, Inc.........................................        700            4,025
 *HeadHunter.Net, Inc..................................      3,800           26,719
 *Headwaters, Inc......................................      7,100           18,083
 *Headway Corporate Resources, Inc.....................      3,600            6,075
 *Health Grades, Inc...................................        500              352
 *Health Management Systems, Inc.......................      5,200            6,337
 *Health Risk Management, Inc..........................      1,200            8,700
 *Health Systems Design Corp...........................      1,300            2,559
 *HealthAxis, Inc......................................      3,900           11,334
 *Healthcare Recoveries, Inc...........................      3,800           12,706
 *Healthcare.com Corp..................................      1,700            2,497
 *Healthplan Services Corp.............................      2,729           25,755
 *HearMe...............................................      5,500            7,906
 *Heartland Express, Inc...............................      8,900          183,841
 *Heartport, Inc.......................................      6,400           15,000
 *Hearx, Ltd...........................................      1,800            3,375
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hector Communications Corp...........................        700     $      7,262
 *HEI, Inc.............................................      1,000            9,625
 Heico Corp............................................      2,800           44,275
 Heico Corp. Class A...................................        210            2,441
 Helix Technology Corp.................................      7,900          185,897
 *Hemispherx Biopharma, Inc............................     10,500           64,312
 Herbalife International, Inc. Class A.................      3,500           26,359
 Heritage Financial Corp...............................      1,100           11,137
 *Herley Industries, Inc...............................      2,000           38,687
 *Heska Corp...........................................      7,000           11,156
 *Hexcel Corp..........................................     12,800          119,200
 HF Financial Corp.....................................        700            6,978
 *HI/FN, Inc...........................................        302            9,881
 *Hibbett Sporting Goods, Inc..........................      1,300           36,806
 Hickory Tech Corp.....................................      4,800           96,600
 *High Plains Corp.....................................      4,900           11,561
 *Highlands Insurance Group, Inc.......................      3,500           33,031
 Hilb Rogal Hamilton Co................................      4,200          167,213
 *Hi-Shear Technology Corp.............................        900            1,012
 *Hi-Tech Pharmacal, Inc...............................        200              813
 HMN Financial, Inc....................................      1,200           15,300
 *HNC Software, Inc....................................      9,700          219,463
 *Hoenig Group, Inc....................................      1,700           17,956
 *Holiday RV Superstores, Inc..........................      1,400            6,169
 *Hollis-Eden Pharmaceuticals, Inc.....................      3,600           19,406
 Holly Corp............................................      1,700           22,950
 *Hollywood Casino Corp. Class A.......................      8,700           75,581
 *Hollywood.com, Inc...................................      4,900           27,256
 *Hologic, Inc.........................................      3,800           19,238
 *Holt's Cigar Holdings, Inc...........................        204            1,103
 Home Federal Bancorp..................................        900           13,669
 Home Port Bancorp, Inc................................        200            7,306
 *Home Products International, Inc.....................        600            1,003
 *Homeland Holding Corp................................        900              759
 *Hometown Auto Retailers, Inc. Class A................        400              256
 Hooper Holmes, Inc....................................     23,100          230,769
 *Hoover's, Inc........................................        200              544
 HopFed Bancorp, Inc...................................        500            5,625
 Horace Mann Educators Corp............................     14,300          235,950
 Horizon Financial Corp................................      2,600           25,188
 *Horizon Health Corp..................................      1,900            9,797
 *Horizon Offshore, Inc................................      5,600           88,900
 *Horizon Pharmacies, Inc..............................      1,100            1,788
 *Hot Topic, Inc.......................................      3,500          130,266
 *HotJobs.com, Ltd.....................................      6,300           75,797
 *Houston Exploration Co...............................      6,800          180,200
 *Hovnanian Enterprises, Inc. Class A..................      4,900           37,669
 *HS Resources, Inc....................................      6,400          207,600
 *HTE, Inc.............................................      3,500            4,813
 Hudson River Bancorp, Inc.............................      4,600           59,081
 *Hudson Technologies, Inc.............................      1,300            3,088
 Hughes Supply, Inc....................................      7,400          107,670
 *Hungry Minds, Inc....................................      4,600           32,344
 Hunt (J.B.) Transport Services, Inc...................     12,300          161,053
 *Huntco, Inc. Class A.................................      1,000            1,000
 *Hurco Companies, Inc.................................      1,200            4,125
 *Hutchinson Technology, Inc...........................      8,700          136,209
 *Hycor Biomedical, Inc................................      1,500            8,391
 *Hypercom Corp........................................      2,300            7,906
 *HyperFeed Technologies, Inc..........................      2,400            4,125
 *Hyperion Solutions Corp..............................     11,400          149,981
 *Hyseq, Inc...........................................      4,600           55,631

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *iBasis, Inc..........................................      1,200     $      5,156
 Iberiabank Corp.......................................      1,300           22,994
 *Ibis Technology Corp.................................      2,700           36,703
 *ICG Communications, Inc..............................      5,300            1,656
 *ICT Group, Inc.......................................      3,800           36,456
 *ICU Medical, Inc.....................................      2,700           75,853
 *IdeaMall, Inc........................................      3,300            4,847
 *Identix, Inc.........................................     11,600          112,520
 *IDEXX Laboratories, Inc..............................      7,300          165,619
 *IDT Corp.............................................      6,400          166,800
 *IDX Systems Corp.....................................      4,600          120,319
 *IEC Electronics Corp.................................      1,500            2,016
 *IFR Systems, Inc.....................................        700            2,734
 *iGate Capital Corp...................................      5,900           23,784
 *IGEN, Inc............................................      3,900           40,097
 *IGI, Inc.............................................      1,000              563
 *IHOP Corp............................................      7,000          139,563
 *II-VI, Inc...........................................      3,600           56,700
 Ikon Office Solutions, Inc............................     12,500           37,500
 *Ikos Systems, Inc....................................      2,600           28,519
 *Il Fornaio (America) Corp............................      1,400           18,156
 *Image Entertainment, Inc.............................      5,800           18,306
 *ImageX.com, Inc......................................      2,000            3,750
 *Imation Corp.........................................      2,400           38,100
 *Imatron, Inc.........................................     11,900           16,920
 IMCO Recycling, Inc...................................        600            2,700
 *Immucor, Inc.........................................      3,100           13,272
 *Immune Response Corp.................................      1,000            3,563
 *Immunogen, Inc.......................................      9,900          249,047
 *Immunomedics, Inc....................................      3,100           59,384
 *Impath, Inc..........................................      4,600          216,056
 *Impco Technologies, Inc..............................      2,500           41,953
 *Imperial Credit Industries, Inc......................      6,600            5,466
 *Imperial Sugar Co....................................      3,200            3,000
 *Implant Sciences Corp................................        800            5,100
 *IMR Global Corp......................................      2,900           16,766
 *In Home Health, Inc..................................        500            1,820
 *Incara Pharmaceuticals Corp..........................      2,200            4,813
 *Incyte Pharmaceuticals, Inc..........................      2,200           58,369
 Independence Community Bank Corp......................      2,559           36,866
 Independence Holding Co...............................        880           11,000
 Independent Bank Corp.................................      4,300           49,181
 Independent Bank East.................................      3,570           59,574
 Industrial Bancorp, Inc...............................        600            7,556
 *Industrial Data Systems Corp.........................        800              500
 *Industrial Holdings, Inc.............................      1,500            2,508
 *Industri-Matematik International Corp................     10,300           34,441
 *Infinium Software, Inc...............................      3,300            8,456
 *Infocrossing, Inc....................................        500            5,438
 *Infocure Corp........................................     10,900           55,522
 *InFocus Corporation..................................      5,800          179,438
 *Infogrames, Inc......................................      6,220           39,069
 *Infonautics Corp. Class A............................        600              497
 *Information Architects Corp..........................      1,800            5,428
 *Information Holdings, Inc............................      6,500          134,875
 *Information Resources, Inc...........................     10,200           38,250
 *infoUSA, Inc.........................................      1,600            4,025
 *Ingenuus Corp........................................      8,600            4,166
 Ingles Market, Inc. Class A...........................      2,800           26,075
 *Inhale Therapeutic Systems...........................      1,800           69,975
 *Innotrac Corp........................................      3,400           16,150
 *Innovative Gaming Corp. of America...................        800              713
                                                            SHARES           VALUE+
                                                            ------           ------
 *Innoveda, Inc........................................      3,200     $      6,150
 *Innovex, Inc.........................................      4,400           46,475
 *Inprimis, Inc........................................      3,500            5,578
 *Inprise Corp.........................................     21,500          107,836
 *Input/Output, Inc....................................     15,300          122,400
 *Insight Enterprises, Inc.............................      2,400           52,725
 *Insignia Financial Group, Inc........................      4,200           45,413
 *Insite Vision, Inc...................................      8,600           49,988
 *Insituform Technologies, Inc. Class A................      3,000          102,094
 *Inspire Insurance Solutions, Inc.....................      4,800            1,425
 *Insurance Auto Auctions, Inc.........................      3,200           36,400
 *InsWeb Corp..........................................      3,000            4,688
 *Integ, Inc...........................................      3,000           17,531
 Integra Bank Corp.....................................      4,760          122,421
 *Integra Lifesciences Corp............................      5,700           82,294
 *Integral Systems, Inc................................      3,200           50,300
 *Integral Vision, Inc.................................      1,800            1,350
 *Integrated Electrical Services, Inc..................      9,000           51,188
 *Integrated Information Systems, Inc..................      1,000              922
 *Integrated Measurement System, Inc...................      2,400           34,425
 *Integrated Silicon Solution, Inc.....................      9,000           69,047
 *INTELFILM Corp.......................................        900              816
 *Intelli-Check, Inc...................................        600            5,400
 *Intellidata Technologies Corp........................     10,800           30,544
 Intelligent Systems Corp..............................      1,100            4,675
 *Intelligroup, Inc....................................        800            1,238
 *Inter Parfums, Inc...................................      2,300           20,413
 *Interact Commerce Corp...............................      3,900           30,834
 *InterCept Group, Inc.................................      4,500          100,969
 Interchange Financial Services Corp...................        600            8,100
 *InterDent, Inc.......................................      7,300            7,756
 *Interdigital Communications Corp.....................     15,800           95,047
 Interface, Inc. Class A...............................     16,300          137,022
 *Intergraph Corp......................................     14,800           89,263
 *Interliant, Inc......................................     14,300           95,631
 *Interlink Electronics................................      3,050           60,905
 *Interlinq Software Corp..............................      1,200            2,944
 *Interlott Technologies, Inc..........................        600            7,650
 *Intermagnetics General Corp..........................      4,799           76,784
 Intermet Corp.........................................      7,600           47,025
 *International Aircraft Investors.....................      1,000            5,531
 International Aluminum Corp...........................        700           13,913
 *International FiberCom, Inc..........................     10,700          125,391
 *International Microcomputer Software, Inc............        300              101
 International Multifoods Corp.........................      6,600          127,463
 *International Remote Imaging Systems, Inc............      1,800            2,363
 International Shipholding Corp........................      1,200            8,550
 *International Speciality Products, Inc...............     15,800           92,825
 *International Total Services, Inc....................        300              291
 *Internet Commerce and Communications, Inc............      4,400            4,331
 *Interphase Corp......................................        500            4,461
 *Interplay Entertainment Corp.........................      7,500           26,484
 Interpool, Inc........................................      6,900           93,150
 *Interpore International..............................      5,700           21,731
 *Interstate National Dealers Services, Inc............      1,200            7,088
 *Intertan, Inc........................................      8,700          102,769
 Inter-Tel, Inc........................................      7,900           72,458
 *Intest Corp..........................................      2,600           25,350
 *Intevac, Inc.........................................      1,500            6,047

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *IntraNet Solutions, Inc..............................      4,600     $    170,056
 *Intraware, Inc.......................................      9,500           27,016
 *Intrusion.com, Inc...................................      3,000           25,406
 *Intuit, Inc..........................................        869           39,567
 Invacare Corp.........................................      5,700          156,750
 *Inverness Medical Technology, Inc....................      8,000          277,500
 *Investment Technology Group, Inc.....................      1,600           48,400
 *Invitrogen Corp......................................      1,562          112,513
 *Invivo Corp..........................................      1,200           11,550
 *Iomed, Inc...........................................        700            3,675
 *Ion Networks, Inc....................................      4,700            3,011
 *Ionics, Inc..........................................      2,000           44,750
 Ipswich Bancshares, Inc...............................        300            2,784
 *Iridex Corp..........................................      1,700           12,803
 *Iron Mountain, Inc...................................        870           28,873
 Irwin Financial Corp..................................      2,900           44,225
 *Isco, Inc............................................      1,100            6,463
 *Isis Pharmaceuticals, Inc............................     13,500          123,820
 *Isle of Capri Casinos, Inc...........................      9,700           74,872
 *I-Stat Corp..........................................      5,500          103,469
 *IT Group, Inc .......................................      5,600           22,400
 *ITC Deltacom, Inc....................................     22,200          113,081
 *ITC Learning Corp....................................        300               98
 *ITLA Capital Corp....................................      2,100           30,844
 *Itron, Inc...........................................      1,500            6,047
 *ITT Educational Services, Inc........................      8,400          166,950
 *Ivex Packaging Corp..................................      6,700           58,625
 *IVI Checkmate Corp...................................      5,400           13,163
 *iXL Enterprises, Inc.................................     22,700           28,020
 *IXYS Corp............................................      7,300           95,356
 *J & J Snack Foods Corp...............................      2,700           39,066
 *J. Jill Group, Inc...................................      3,500           49,766
 *Jackpot Enterprises, Inc.............................        600            3,788
 Jacksonville Bancorp, Inc.............................        100            1,413
 *Jaco Electronics, Inc................................      1,950           12,066
 James River Bancshares, Inc...........................        400            5,725
 *JDA Software Group, Inc..............................      8,500          102,531
 Jefferies Group, Inc..................................      8,300          207,500
 Jefferson Savings Bancorp, Inc........................      1,800           25,819
 *JFAX.com, Inc........................................      3,000            1,922
 JLG Industries, Inc...................................     15,300          222,806
 *JLM Industries, Inc..................................      2,000            3,063
 *JMAR Industries, Inc.................................      7,800           30,956
 *Jones Lang LaSalle, Inc..............................      7,500          104,531
 *Jore Corp............................................      2,000           11,313
 *Jos. A. Bank Clothiers, Inc..........................      1,300            5,038
 *Journal Register Co..................................     12,900          216,881
 *JPM Co...............................................      2,600            3,575
 *JPS Industries, Inc..................................      2,500           10,156
 *Judge.com, Inc.......................................      2,800            3,325
 *Juno Lighting, Inc...................................         70              405
 *Juno Online Services, Inc............................      9,700           22,583
 *JWGenesis Financial Corp.............................      2,150           22,575
 K Swiss, Inc. Class A.................................      2,700           64,884
 *K2, Inc..............................................      6,300           49,613
 *Kaiser Aluminum Corp.................................     19,000           91,438
 *Kaiser Ventures, Inc.................................      1,800           24,525
 Kaman Corp. Class A...................................      6,900           80,428
 *Kaneb Services, Inc..................................     10,000           54,375
 Kansas City Southern Industries, Inc..................     18,200          153,563
 Kaydon Corp...........................................     10,500          238,875
 Kaye Group, Inc.......................................        800            6,250
 *KBK Capital Corp.....................................        500            1,875
                                                            SHARES           VALUE+
                                                            ------           ------
 *KCS Energy, Inc......................................      1,900     $      3,919
 *Keith Companies, Inc.................................        800            5,825
 *Kellstrom Industries, Inc............................      3,000            9,938
 Kellwood Co...........................................      7,200          144,900
 *Kendle International, Inc............................      3,500           36,422
 *Kennedy-Wilson, Inc..................................      2,300            9,559
 *Kensey Nash Corp.....................................      3,600           34,538
 *Kent Electronics Corp................................     10,000          156,875
 Kentucky First Bancorp, Inc...........................        200            2,075
 *Keravision, Inc......................................      5,700            3,473
 Kewaunee Scientific Corp..............................        400            4,950
 *Key Energy Group, Inc................................      9,900           71,775
 *Key Production Co., Inc..............................      3,700           89,263
 *Key Technology, Inc..................................        900            4,781
 *Key Tronic Corp......................................      2,900           12,053
 *Keystone Automotive Industries, Inc..................      3,300           18,820
 *kforce.com, Inc......................................      3,700           17,459
 *KFX, Inc.............................................      8,000           15,500
 Kimball International, Inc. Class B...................      8,100          121,753
 *King Pharmaceuticals, Inc............................        708           34,515
 *Kirby Corp...........................................      8,600          148,350
 *Kit Manufacturing Co.................................        200              925
 Klamath First Bancorp, Inc............................      2,300           26,666
 Knape & Vogt Manufacturing Co.........................        400            5,513
 *Knight Transportation, Inc...........................      4,500           74,250
 *Koala Corp...........................................      2,300           15,094
 *Komag, Inc...........................................     26,074           24,037
 *Kos Pharmaceuticals, Inc.............................      6,400          142,800
 *Koss Corp............................................        500           11,656
 *Krauses Furniture, Inc...............................      4,400            2,475
 *Kroll-O'Gara Co......................................      6,700           38,944
 *Kronos, Inc..........................................      4,250          147,422
 *K-Tron International, Inc............................        400            7,388
 *Kulicke & Soffa Industries, Inc......................     16,900          158,702
 *K-V Pharmaceutical Co. Class A.......................      4,500          118,969
 *K-V Pharmaceutical Co. Class B.......................      1,950           52,163
 *KVH Industries, Inc..................................      2,300           14,734
 *L90, Inc.............................................      1,000            3,641
 *La Jolla Pharmceutical Co............................      8,500           55,781
 *LaBarge, Inc.........................................      1,300            2,763
 *LabOne, Inc..........................................      3,400           21,781
 *Labor Ready, Inc.....................................     10,900           32,700
 *Laboratory Corp. of America Holdings, Inc............      3,080          437,553
 Laclede Gas Co........................................      6,600          150,150
 *Ladish Co., Inc......................................      2,700           24,806
 *Lakeland Industries, Inc.............................        400            2,000
 *Lakes Gaming, Inc....................................      3,700           27,981
 *Lamson & Sessions Co.................................      4,100           36,388
 Lance, Inc............................................      8,800           90,475
 *Lancer Corp..........................................      2,300           12,075
 *Landair Corp.........................................        600            2,138
 Landamerica Financial Group, Inc......................      4,700          141,000
 Landauer, Inc.........................................      2,200           40,920
 *Landec Corp..........................................      3,200           11,900
 Landmark Bancshares, Inc..............................        100            1,859
 Landrys Seafood Restaurants, Inc......................      6,200           55,800
 *Lands End, Inc.......................................      9,700          242,112
 *Landstar Systems, Inc................................      2,700          146,053
 *Larscom, Inc.........................................      2,500           10,273
 *Laser Pacific Media Corp.............................      1,000            1,266
 *Laser Technology, Inc................................      1,000            1,188
 *Laser Vision Centers, Inc............................      4,900           10,413

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *LaserSight Corporation...............................      8,000     $     16,750
 *Lason, Inc...........................................      5,800            2,958
 *Latitude Communications, Inc.........................      5,700           28,322
 Lawrence Savings Bank.................................      1,100           10,003
 Lawson Products, Inc..................................      2,500           63,672
 *Layne Christensen Co.................................      5,900           23,047
 La-Z-Boy, Inc.........................................      1,416           20,178
 *LCA-Vision, Inc......................................     16,700           22,180
 *LCC International, Inc. Class A......................      3,600           39,713
 *LeadingSide, Inc.....................................      1,300              914
 *Leapnet, Inc.........................................      2,500            2,773
 *Learn2.com, Inc......................................      3,000            2,531
 *Learning Tree International, Inc.....................      6,600          227,906
 *Lecroy Corp..........................................      2,500           35,234
 *Lectec Corp..........................................        600            1,097
 Ledger Capital Corp...................................        500            4,938
 Leeds Federal Bancshares, Inc.........................        400            5,125
 *Leisure Time Casinos & Resorts, Inc..................        900              197
 Lennox International, Inc.............................      5,500           38,500
 Lesco, Inc............................................      3,000           40,500
 *Level 8 Systems, Inc.................................      2,699           20,411
 Libbey, Inc...........................................      4,600          131,100
 Liberty Bancorp, Inc..................................        700            5,994
 Liberty Corp..........................................      5,000          188,438
 Liberty Homes, Inc. Class B...........................        100              513
 *Liberty Livewire Corp. Class A.......................        640            5,800
 *Life Financial Corp..................................      2,100            1,247
 *Lifecell Corp........................................      1,200            2,438
 *Lifecore Biomedical, Inc.............................        700            3,981
 *Lifemark Corporation.................................      1,800           19,125
 Lifetime Hoan Corp....................................      1,200            8,213
 *Ligand Pharmaceuticals, Inc. Class B.................     13,800          172,931
 *Lightbridge, Inc.....................................      5,100           42,075
 *LightPath Technologies, Inc..........................      5,500           78,719
 Lillian Vernon Corp...................................      2,700           24,300
 Lilly Industry, Inc. Class A..........................      6,800          208,250
 Lincoln Electric Holdings.............................     13,600          240,125
 Lindberg Corp.........................................      1,100            8,731
 Lindsay Manufacturer Co...............................      3,100           61,225
 *Lionbridge Technologies, Inc.........................      6,700           35,384
 *Liquid Audio, Inc....................................      5,900           25,259
 *Lithia Motors, Inc. Class A..........................        500            6,969
 *Litronic, Inc........................................        600            2,438
 *Littlefuse, Inc......................................      6,900          176,597
 *LLEX Oncology, Inc...................................      7,500          208,594
 *LLX Resorts, Inc.....................................        400              775
 LNR Property Corp.....................................      8,500          175,313
 *Lodgenet Entertainment Corp..........................      3,700           50,644
 *Loews Cineplex Entertainment Corp....................      3,400            2,550
 *Logic Devices, Inc...................................        300              403
 *Lojack Corp..........................................      3,800           28,500
 Lone Star Steakhouse Saloon...........................      7,500           59,648
 *Lone Star Technologies, Inc..........................      2,200           58,520
 Longs Drug Stores Corp................................      4,400           87,450
 Longview Fibre Co.....................................     16,400          220,375
 *LookSmart, Ltd.......................................     16,300           65,964
 *Louis Dreyfus Natural Gas Corp.......................      1,200           38,700
 *Lowrance Electronics, Inc............................        600            1,800
 LSI Industries, Inc...................................      3,600           76,500
 LTV Corp..............................................     10,000            5,000
 *LTX Corp.............................................     14,300          171,153
 Lufkin Industries, Inc................................      1,300           21,613
 *Lumisy, Inc..........................................      1,900            7,422
                                                            SHARES           VALUE+
                                                            ------           ------
 *Lydall, Inc..........................................      5,500     $     52,938
 *Lynch Corp...........................................        300           14,325
 *Lynch Interactive Corp...............................        400           18,600
 *Lynx Therapeutics, Inc...............................      3,600           42,863
 *M.H. Meyerson & Co., Inc.............................        600            1,659
 MacDermid, Inc........................................      9,100          170,625
 *Mace Security International, Inc.....................      4,300            4,838
 *Mac-Gray Corp........................................      2,500            9,063
 *Mackie Designs, Inc..................................      2,400           15,000
 *Madden (Steven), Ltd.................................      1,200            8,775
 Madison Gas & Electric Co.............................      5,100          110,447
 MAF Bancorp, Inc......................................      8,100          177,947
 *Magainin Pharmaceuticals, Inc........................      9,900           40,064
 *Magellan Health Services, Inc........................      8,000           23,500
 *Magnetek, Inc........................................      8,000          103,000
 *Magnum Hunter Resources, Inc.........................      7,000           45,500
 *Mail.com, Inc........................................        100              103
 *Mail-Well, Inc.......................................     12,300           58,425
 *Main Street & Main, Inc..............................      2,500            7,773
 Main Street Bancorp, Inc..............................      3,100           23,250
 Maine Public Service Co...............................        300            8,025
 *Mallon Resources Corp................................      2,500           12,734
 *Management Network Group, Inc........................      1,600           12,500
 *Manchester Equipment Co., Inc........................        400              988
 Manitowoc Co., Inc....................................      8,600          215,000
 *Mapics, Inc..........................................      5,400           35,775
 *Mapinfo Corp.........................................      4,475          147,955
 *marchFIRST, Inc......................................      7,100            9,208
 Marcus Corp...........................................      4,400           64,350
 *Marimba, Inc.........................................      5,400           27,675
 *Marine Drilling Companies, Inc.......................        700           14,000
 *Marine Transport Corp................................      2,000            9,625
 Maritrans, Inc........................................      3,400           23,800
 *Marketing Services, Inc..............................      6,000            9,188
 *MarketWatch.com, Inc.................................      5,700           25,828
 *MarkWest Hydrocarbon, Inc............................        800            8,900
 Marsh Supermarkets, Inc. Class A......................        600            9,544
 Marsh Supermarkets, Inc. Class B......................        400            5,163
 *Martek Biosciences Corp..............................      4,800           89,700
 *Mascotech, Inc.......................................     14,300                0
 Massbank Corp. Reading................................        600           17,100
 Matec Corp............................................        600            4,500
 *Material Sciences Corp...............................      3,600           35,100
 *Matritech, Inc.......................................      8,800           32,725
 *Matrix Bancorp, Inc..................................      1,700           11,156
 *Matrix Pharmaceutical, Inc...........................      8,100          133,397
 *Matrix Service Co....................................      2,200           12,238
 Matthews International Corp. Class A..................      4,000          115,500
 *Mattson Technology, Inc..............................      8,300           78,980
 *Maverick Tube Corp...................................      1,500           19,031
 *Max & Ermas Restaurants, Inc.........................        500            4,469
 *Maxco, Inc...........................................        300            2,175
 *Maxicare Health Plans, Inc...........................      1,700            1,673
 *Maximus, Inc.........................................      5,500          155,719
 *Maxtor Corp..........................................     16,700           97,591
 *Maxwell Shoe Company, Inc............................      1,800           20,025
 *Maxwell Technologies, Inc............................      3,500           50,750
 *Maynard Oil Co.......................................        900           16,088
 *Mayor's Jewelers, Inc................................      2,000            6,250
 *MB Financial, Inc....................................      2,100           25,463
 *McClain Industries, Inc..............................        900            3,909
 McGrath Rent Corp.....................................      3,100           55,219
 *McMoran Exploration Co...............................      4,000           42,000

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *McNaughton Apparel Group, Inc........................      2,300     $     33,063
 McRae Industries, Inc. Class A........................        300            1,538
 *MCSI, Inc............................................      4,000           94,000
 MDC Holdings, Inc.....................................      7,400          207,663
 *Meade Instruments Corp...............................      5,700           48,806
 Meadowbrook Insurance Group, Inc......................      1,700            7,650
 *Measurement Specialties, Inc.........................      2,800           66,500
 *Mechanical Dynamics, Inc.............................      1,600            9,600
 Medford Bancorp, Inc..................................      1,600           22,900
 *Media 100, Inc.......................................        500            1,203
 *Media Arts Group, Inc................................      3,300           13,819
 *MediaBay, Inc........................................      4,700            8,372
 *Medialink Worldwide, Inc.............................        600            3,863
 *Medical Action Industries, Inc.......................      2,800            9,625
 *Medical Advisory Systems, Inc........................        700            5,513
 *Medical Alliance, Inc................................      1,200            5,175
 *Medical Assurance, Inc...............................      5,900           85,919
 *Medicalcontrol, Inc..................................        200            1,175
 *Medicis Pharmaceutical Corp.
   Class A.............................................      2,500          158,750
 *Medplus, Inc.........................................      1,200            5,063
 *Medquist, Inc........................................     12,800          228,800
 *Medstone International, Inc..........................        900            4,978
 *MEDTOX Scientific, Inc...............................        600            6,375
 *Memberworks, Inc.....................................      5,200          110,663
 *MEMC Electronic Materials, Inc.......................     17,900          129,775
 *Mens Warehouse, Inc..................................        301            7,036
 Mentor Corp...........................................      2,800           50,838
 *Mentor Graphics Corp.................................      8,000          188,750
 *Mercator Software, Inc...............................     10,300           31,866
 Merchants Bancshares, Inc.............................        800           19,150
 Merchants Group, Inc..................................        400            6,900
 Merchants New York Bancorp, Inc.......................      4,700          103,694
 *Mercury Air Group, Inc...............................      1,900            9,975
 *Mercury Computer Systems, Inc........................      6,600          204,394
 Meridian Diagnostics, Inc.............................      4,700           26,731
 *Meridian Medical Technology, Inc.....................        500            4,688
 *Meridian Resource Corp...............................     14,300           86,694
 *MeriStar Hotels & Resorts, Inc.......................      5,300           12,256
 *Merit Medical Systems, Inc...........................      2,500           14,609
 *Merix Corp...........................................      4,700           91,944
 *Merrimac Industries, Inc.............................        200            4,325
 *Mesa Air Group, Inc..................................     11,300           59,855
 *Mesa Labs, Inc.......................................        300            1,781
 *Mesaba Holdings, Inc.................................      7,100           90,747
 *Metacreations Corp...................................      9,600           45,300
 Metals USA, Inc.......................................      4,000           10,000
 Methode Electronics, Inc. Class A.....................        700           14,372
 Met-Pro Corp..........................................      1,600           17,400
 *Metricom, Inc........................................     10,800           73,238
 *Metro Information Services, Inc......................      3,800           22,088
 *Metro One Telecommunications, Inc....................      4,000           65,875
 *Metrocall, Inc.......................................      4,200            2,691
 MetroCorp. Bancshares, Inc............................      1,400           11,725
 *Metromedia International Group, Inc..................     21,800           64,964
 *Metropolitan Financial Corp..........................      1,500            5,578
 Metrowest Bank........................................      3,600           21,038
 *Mexican Restaurants, Inc.............................        500            1,156
 MFB Corp..............................................        200            3,475
 *MFRI, Inc............................................        200              672
 *MGI Pharma, Inc......................................      5,700          113,288
 MI Schottenstein Homes, Inc...........................      1,600           38,400
 *Michael Anthony Jewelers, Inc........................        900            1,631
                                                            SHARES           VALUE+
                                                            ------           ------
 Michael Foods, Inc....................................      6,400     $    168,200
 *Michaels Stores, Inc.................................        900           22,922
 *Micro Component Technology, Inc......................        700            2,122
 *Micro Linear Corp....................................      1,000            3,031
 *Microcide Pharmaceuticals, Inc.......................      2,800           18,200
 MicroFinancial, Inc...................................        500            5,250
 *Micrografx, Inc......................................        500              586
 *Micron Electronics, Inc..............................     22,700          120,239
 *Micros Systems, Inc..................................        200            4,194
 *Micros to Mainframes, Inc............................      1,200            2,513
 *Microsemi Corp.......................................      4,000           95,875
 *Microtest, Inc.......................................        800            2,463
 *Micro-Therapeutics, Inc..............................      3,500           18,922
 *Microvision, Inc.....................................      4,100           80,719
 Mid America Banccorp..................................      2,406           58,347
 *Mid Atlantic Medical Services, Inc...................     12,200          259,250
 Midas, Inc............................................      4,400           60,500
 Midcoast Energy Resources, Inc........................      3,100           60,450
 *Middleby Corp........................................      3,000           18,422
 Middlesex Water Co....................................      1,000           29,344
 Midland Co............................................        900           25,763
 Mid-State Bancshares..................................      3,600          106,425
 *Midway Airlines Corp.................................      1,300            5,566
 *Midway Games, Inc....................................     11,300           86,869
 Midwest Banc Holdings, Inc............................      1,100           16,053
 Mikasa, Inc...........................................      1,800           29,588
 *Mikohn Gaming Corp...................................        700            4,069
 Milacron, Inc.........................................     12,200          186,050
 *Milestone Scientific, Inc............................      2,700            4,388
 Minerals Technologies, Inc............................      6,100          205,875
 *Mining Services International Corp...................        700            1,181
 Minntech Corp.........................................      1,500            9,703
 Minuteman International, Inc..........................        200            1,719
 *MIPS Technologies, Inc...............................      4,300          115,966
 *Miravant Medical Technologies........................      4,600           78,919
 *Misonix, Inc.........................................      2,100           14,109
 Mississippi Chemical Corp.............................      6,500           19,094
 Mississippi Valley Bancshares, Inc....................      2,800           74,725
 Missouri Bancorp, Inc.................................        200            2,600
 *Mitcham Industries, Inc..............................      3,300           12,994
 *Mitek Systems, Inc...................................      3,300            2,114
 *MKS Instruments, Inc.................................      3,300           50,222
 *Mobile Mini, Inc.....................................      4,100           81,744
 *Mobius Management Systems, Inc.......................      6,300           19,491
 Mocon, Inc............................................      1,600            9,900
 Modine Manufacturing Co...............................      7,300          197,556
 *Modis Professional Services, Inc.....................     10,400           39,000
 *Modtech Holdings, Inc................................      4,600           29,900
 *Molecular Devices Corp...............................      2,650          128,939
 *Monaco Coach Corp....................................      5,700           86,213
 *Monarch Casino and Resort, Inc.......................        900            4,697
 *Mondavi (Robert) Corp. Class A.......................      2,000           99,188
 *Monro Muffler Brake, Inc.............................      2,000           18,063
 Monterey Bay Bancorp, Inc.............................        600            6,131
 *Monterey Pasta Co....................................      4,600           24,006
 *Moog, Inc. Class A...................................      1,800           45,900
 *Moore Medical Corp...................................        300            1,763
 Morgan Keegan, Inc....................................     10,000          175,000
 *Morgan's Foods, Inc..................................        200              263
 Morrison Management Specialists, Inc..................      4,540          127,120
 *Morton's Restaurant Group, Inc.......................      1,100           22,619
 *Mossimo, Inc.........................................      2,300            5,534

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Mother's Work, Inc...................................        200     $      1,750
 *Motient Corp.........................................     17,300           76,769
 *Motor Car Parts & Accessories, Inc...................        200              204
 *Motor Cargo Industries, Inc..........................      1,700           11,369
 Movado Group, Inc.....................................      2,900           33,984
 *MS Carriers, Inc.....................................        500           10,031
 *MSC Industrial Direct Co., Inc.
   Class A.............................................      3,400           52,700
 *MSC Software Corp....................................      3,500           27,930
 *MTI Technology Corp..................................     11,300           66,564
 MTS Systems Corp......................................      6,000           37,500
 Mueller (Paul) Co.....................................        200            5,150
 *Multex.com, Inc......................................      6,200           55,897
 *Multi Color Corp.....................................        300            2,897
 *Multiple Zones International, Inc....................      4,700           12,631
 *Musicland Stores Corp................................     10,300           66,950
 Myers Industries, Inc.................................      4,940           59,898
 *Myriad Genetics, Inc.................................      1,200           84,488
 *N & F Worldwide Corp.................................      3,500           12,250
 *NABI, Inc............................................     11,400           54,863
 Nacco Industries, Inc. Class A........................      2,300           88,263
 *Nanogen, Inc.........................................      7,200           74,025
 *Nanometrics, Inc.....................................      3,600           49,163
 *Nanophase Technologies Corp..........................      4,700           45,531
 *Napco Security Systems, Inc..........................        400            1,425
 *Napro Biotherapeutics, Inc...........................      8,400           59,194
 Nash Finch Co.........................................      3,400           43,031
 *Nastech Pharmaceutical Co., Inc......................      2,000           12,344
 *NATCO Group, Inc. Class A............................      4,700           34,663
 *Nathans Famous, Inc..................................      2,000            5,625
 *National Bancshares Corp. of Texas...................        100            1,350
 *National Beverage Corp...............................      1,500           10,500
 National City Bancorp.................................      1,300           21,125
 National Commerce Bancorp.............................        302            6,625
 *National Dentex Corp.................................        700           13,256
 *National Home Health Care Corp.......................      1,000            5,469
 *National Information Consortium, Inc.................      1,200            2,550
 *National Oilwell, Inc................................      2,775           88,453
 National Penn Bancshares, Inc.........................      5,300          116,269
 National Presto Industries, Inc.......................      2,100           62,081
 *National Processing, Inc.............................     10,600          189,475
 *National Research Corp...............................      2,100            7,875
 *National RV Holdings, Inc............................      2,000           18,250
 National Steel Corp. Class B..........................      6,700           11,725
 National Technical Systems, Inc.......................        900            2,391
 *National Techteam, Inc...............................        700            2,122
 *National Western Life Insurance Co. Class A..........        500           44,438
 *Natrol, Inc..........................................      2,000            3,188
 *Natural Microsystems Corp............................      3,800           62,463
 *Natural Wonders, Inc.................................        400              750
 *Nautica Enterprises, Inc.............................     11,000          141,969
 *Navarre Corp.........................................      2,300            2,695
 *Navigant Consulting, Inc.............................     14,500           52,563
 *Navigant International, Inc..........................      3,900           32,602
 *Navigators Group, Inc................................        500            6,547
 *NBC Internet, Inc. Class A...........................     11,400           49,341
 NBT Bancorp...........................................      8,100          113,653
 *NBTY, Inc............................................     21,300           98,180
 NCH Corp..............................................        800           31,900
 *NCI Building Systems, Inc............................      4,400           76,725
 *NCO Group, Inc.......................................      9,000          232,594
 *NCS Healthcare, Inc..................................      1,600              376
                                                            SHARES           VALUE+
                                                            ------           ------
 *Neff Corp. Class A...................................      5,100     $      9,244
 Nelson (Thomas), Inc..................................      2,300           13,656
 *Neogen Corp..........................................      1,500           10,875
 *NeoMagic Corp........................................      9,000           25,453
 *NEON Communications, Inc.............................      5,000           29,688
 *NEON Systems, Inc....................................        600            3,731
 *Neopharm, Inc........................................      5,000          139,844
 *Neorx Corp...........................................      9,800           67,222
 *Neose Technologies, Inc..............................      3,400          100,300
 *Neotherapeutics, Inc.................................      3,000           19,406
 *Net Perceptions, Inc.................................      8,000           22,500
 *Net2Phone, Inc.......................................      5,400           64,969
 *Netergy Networks, Inc................................      1,200            2,850
 *Netguru, Inc.........................................      4,400           17,738
 *Netopia, Inc.........................................      6,000           26,250
 *NetRadio Corp........................................      1,000              438
 *Netro Corp...........................................     15,200          145,825
 *Netscout System, Inc.................................      8,000          132,000
 *NetSolve, Inc........................................      5,500           41,250
 *Network Commerce, Inc................................      2,900            3,761
 *Network Equipment Technologies, Inc..................      2,900           20,663
 *Network Peripherals, Inc.............................        800            5,375
 *Network Plus Corp....................................     12,900           44,747
 *Neurocrine Biosciences, Inc..........................      6,500          188,703
 *Neurogen Corp........................................      6,000          182,063
 *New Century Financial Corp...........................      4,400           48,263
 New England Business Services, Inc....................        700           11,069
 *New Era of Networks, Inc.............................     12,600           70,284
 New Hampshire Thrift BancShares, Inc..................        100            1,313
 *New Horizons Worldwide, Inc..........................      2,775           43,533
 New Jersey Resources Corp.............................      5,300          213,325
 New York Community Bancorp Inc........................      7,300          226,072
 *Newcor, Inc..........................................        400              550
 Newmil Bancorp, Inc...................................        700            6,891
 *Newpark Resources, Inc...............................     22,500          170,156
 *Nexell Therapeutics, Inc.............................      5,550           18,384
 *NextCard, Inc........................................      6,700           56,322
 *Nexthealth, Inc......................................      2,600            8,125
 *Niagara Corp.........................................        900            2,320
 NL Industries, Inc....................................      5,200          116,350
 NN, Inc...............................................      3,000           25,219
 *Nobel Learning Communities, Inc......................      1,200            8,475
 *Nobility Homes.......................................        900            5,738
 Nordson Corp..........................................      3,200           89,700
 *Nortek, Inc..........................................      3,300           75,075
 *North American Scientific, Inc.......................      2,200           41,113
 North Central Bancshares, Inc.........................        400            6,963
 North Pittsburgh Systems, Inc.........................      2,200           27,431
 Northeast Pennsylvania Financial Corp.................      1,400           16,450
 Northern Technologies International...................        300            1,913
 *Northfield Laboratories, Inc.........................      2,100           19,491
 Northland Cranberries, Inc. Class A...................      5,500            3,867
 Northrim Bank.........................................      1,300           11,863
 Northrop Grumman Corp.................................        195           16,441
 Northwest Bancorp, Inc................................     10,200           81,122
 Northwest Natural Gas Co..............................      8,100          194,400
 Northwestern Corp.....................................      8,100          178,200
 *Novadigm, Inc........................................      1,800           15,413
 *Novametrix Medical Systems, Inc......................      2,800           12,950
 *Novavax, Inc.........................................      5,800           45,124

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Noven Pharmaceuticals, Inc...........................      6,600     $    172,425
 *Novoste Corp.........................................      5,600          143,325
 *NPC International, Inc...............................      5,600           57,400
 *NPS Pharmaceuticals, Inc.............................      5,900          228,994
 *NQL, Inc.............................................        500              602
 *NS Group, Inc........................................      4,300           26,746
 *NTN Communications, Inc..............................     10,000            8,125
 *Nu Horizons Electronics Corp.........................      5,245           43,845
 *Nucentrix Broadband Networks, Inc....................      2,100           23,888
 *NuCo2, Inc...........................................        700            4,878
 *Nuevo Energy Co......................................      6,200           99,200
 NUI Corp..............................................      4,200          121,275
 *Number Nine Visual Technology Corp...................        700               12
 *Numerex Corp. Class A................................      3,200           25,200
 *NuSkin Enterprises, Inc..............................     11,600           53,650
 *Nx Networks, Inc.....................................     11,300           12,006
 *NYFIX, Inc...........................................      7,375          182,762
 Nymagic, Inc..........................................      1,600           27,900
 *O.I. Corp............................................        300              984
 Oak Hill Financial, Inc...............................      1,200           19,163
 *Oak Technology, Inc..................................      9,003          108,599
 *Oakley, Inc..........................................     10,300          185,400
 Oakwood Homes Corp....................................      9,400            4,700
 *OAO Technology Solutions, Inc........................      1,100            1,925
 *Obie Media Corporation...............................      1,400            7,678
 *Objective Systems Integrators, Inc...................     11,000          192,844
 *Oceaneering International, Inc.......................      5,800           92,438
 OceanFirst Financial Corp.............................      3,300           68,991
 *O'Charleys, Inc......................................      5,400           93,319
 *Ocular Sciences, Inc.................................      3,200           41,700
 *Ocwen Financial Corp.................................      7,000           39,813
 *Odetics, Inc. Class B................................        200            1,913
 *Odwalla, Inc.........................................      1,000           10,094
 *Officemax, Inc.......................................     22,500           53,438
 *Offshore Logistics, Inc..............................      7,400          136,206
 *Ogden Corp...........................................     15,300          218,981
 Oglebay Norton Co.....................................      1,000           22,844
 Ohio Casualty Corp....................................     13,100          107,461
 Oil-Dri Corp. of America..............................        800            6,175
 *Old Dominion Freight Lines, Inc......................        800            7,950
 Old Kent Financial Corp...............................        208            8,086
 Old National Bancorp..................................        771           22,070
 Olin Corp.............................................      8,800          152,350
 Omega Financial Corp..................................      1,700           46,166
 *Omega Protein Corp...................................      1,200            1,875
 *Omni Nutraceuticals, Inc.............................      7,800           10,218
 *Omnova Solutions, Inc................................      1,200            5,925
 *On Assignment, Inc...................................      8,700          214,509
 *On Command Corp......................................        100              716
 *On Technology Corp...................................      1,300              934
 *On2.cCom, Inc........................................      1,800            1,998
 *One Price Clothing Stores, Inc.......................      1,900            1,722
 Oneok, Inc............................................        200            8,163
 *OneSource Information Services, Inc..................      3,500           35,000
 *Ontrack Data International, Inc......................      3,600           21,431
 *Onyx Pharmacueticals, Inc............................      2,400           33,300
 *Onyx Software Corp...................................      4,300           61,141
 *Opinion Research Corp................................        600            3,825
 *Opti, Inc............................................      4,100           16,272
 *Optical Cable Corp...................................      5,700           63,056
 *Optical Sensors, Inc.................................      1,800              281
 *OpticNet, Inc........................................        950                0
                                                            SHARES           VALUE+
                                                            ------           ------
 *Option Care, Inc.....................................      3,600     $     22,725
 *OraSure Technologies, Inc............................      4,800           31,350
 *Oratec Interventions, Inc............................      2,500           20,625
 *Orbital Sciences Corp................................     11,200           63,000
 Oregon Steel Mills, Inc...............................      5,200            8,125
 Oregon Trail Financial Corp...........................        700            9,363
 *O'Reilly Automotive, Inc.............................      9,200          154,388
 *Organogenesis, Inc...................................     11,900           81,039
 *Oriole Homes Corp. Class A Convertible...............        100              153
 *Oriole Homes Corp. Class B...........................        200              225
 *Oroamerica, Inc......................................        600            4,575
 *Orphan Medical, Inc..................................      2,900           38,334
 *OrthAlliance, Inc....................................      4,200           11,944
 *Orthodontic Centers of America, Inc..................      9,600          291,600
 *Orthologic Corp......................................      3,800           10,094
 Oshkosh B'Gosh, Inc. Class A..........................      2,100           41,803
 Oshkosh Truck Corp. Class B...........................      5,700          224,972
 *Oshman's Sporting Goods, Inc.........................      1,400           13,125
 OSI Pharmaceutical, Inc...............................      6,500          364,609
 *OSI Systems, Inc.....................................      2,400           12,225
 *Osicom Technologies, Inc.............................      4,100           61,244
 *Osmonics, Inc........................................      3,600           26,775
 *Osteotech, Inc.......................................        800            3,250
 Ottawa Financial Corp.................................      1,672           48,279
 Otter Tail Power Co...................................      7,300          173,375
 *Outlook Group Corp...................................        700            4,156
 *Overland Data........................................      3,600           24,638
 Overseas Shipholding Group, Inc.......................      4,500          100,688
 Owens & Minor, Inc....................................     11,500          161,000
 Owens Corning.........................................     13,900           14,769
 *Owens-Illinois, Inc..................................     12,900           37,088
 Owosso Corp...........................................        800            1,300
 Oxford Industries, Inc................................      2,300           37,663
 *Oxigene, Inc.........................................        500            4,266
 *OYO Geospace Corp....................................      1,100           20,556
 *P.F. Chang's China Bistro, Inc.......................      3,600          132,750
 *Pacific Aerospace and Electronics, Inc...............      5,700            4,364
 Pacific Capital Bancorp...............................      7,400          187,775
 *Pacific Gateway Exchange, Inc........................      5,000              781
 Pacific Northwest Bancorp.............................      3,900           49,116
 *Pacific Sunwear of California, Inc...................     11,100          246,628
 *Pacificare Health Systems, Inc.......................      8,400          106,313
 *Packeteer, Inc.......................................      8,200          108,394
 *Pagasus Systems, Inc.................................      8,500           84,070
 *Palm Harbor Homes, Inc...............................      5,631           89,216
 *PAM Transportation Services, Inc.....................        900            7,158
 *Pameco Corp..........................................        466              859
 Pamrapo Bancorp, Inc..................................        500            9,719
 *Panavision, Inc......................................        500            3,031
 *Panera Bread Co......................................      3,700           80,244
 *Panja, Inc...........................................      3,300           17,222
 *Pantry, Inc..........................................      5,400           46,575
 *Papa John's International, Inc.......................      8,500          225,516
 *Paradyne Networks Corp...............................      7,000           14,109
 *Paragon Technologies, Inc............................        400            2,950
 *Parallel Petroleum Corp..............................      6,100           19,634
 *Paravant, Inc........................................      5,200           12,025
 *Parexel International Corp...........................      6,300           53,452
 Park Electrochemical Corp.............................      4,650          164,784
 *Parker Drilling Co...................................     29,000          116,000
 *Parkervision, Inc....................................      3,600          140,850

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Park-Ohio Holdings Corp..............................      3,200     $     16,400
 Parkvale Financial Corp...............................      1,200           24,975
 *Patient Infosy.......................................      1,600              472
 Patina Oil & Gas Corp.................................      5,100           91,481
 Patriot Bank Corp.....................................      2,150           13,169
 *Patriot Transportation Holding, Inc..................        500            8,031
 *Patterson Energy, Inc................................      6,500          151,531
 Paula Financial, Inc..................................        800            1,350
 *Paul-Son Gaming Corp.................................        500              688
 *Paxar Corp...........................................     13,700          114,738
 *Paxson Communications Corp...........................     16,400          158,875
 *PBOC Holdings, Inc...................................      6,100           54,709
 *PC Connection, Inc...................................      8,450          144,706
 *PCD, Inc.............................................      1,700           14,025
 *P-Com, Inc...........................................     14,900           49,822
 *Peapod, Inc..........................................      3,600            7,594
 *Pediatrix Medical Group, Inc.........................      5,500           96,250
 Peerless Manufacturing Co.............................        200            2,781
 *Peerless Systems Corp................................      1,600            1,575
 *Pegasystems, Inc.....................................      3,500           13,672
 Penford Corp..........................................        500            4,969
 *Penn National Gaming, Inc............................      4,500           72,563
 *Penn Treaty American Corp............................        600           10,050
 Penn Virginia Corp....................................      1,800           48,938
 *Pennaco Energy, Inc..................................      6,800           78,625
 Penn-America Group, Inc...............................      1,200            8,325
 Pennfed Financial Services, Inc.......................        800           10,950
 *Pentacon, Inc........................................        900            1,013
 Penton Media, Inc.....................................      3,800          100,225
 *Penwest Pharmaceuticals Company......................      3,800           34,200
 Peoples Bancshares, Inc. Massachusetts................        600            8,438
 Peoples Holding Co....................................        900           17,550
 Pep Boys - Manny, Moe & Jack..........................      9,300           37,781
 *Performance Food Group Co............................      4,400          198,550
 *Performance Technologies, Inc........................      3,950           59,003
 *Pericom Semiconductor Corp...........................      8,700          135,394
 *Perini Corp..........................................      5,600           21,000
 *Perrigo Co...........................................     25,700          180,302
 *Per-Se Technologies, Inc.............................      8,833           23,877
 *Personnel Group of America, Inc......................      7,400           15,725
 *Pervasive Software, Inc..............................      1,500            2,484
 *Petrocorp, Inc.......................................      1,000            9,625
 *Petroglyph Energy, Inc...............................        700            1,892
 *Petroleum Development Corp...........................      4,900           25,572
 *PetSmart, Inc........................................     39,200          106,575
 PFF Bancorp, Inc......................................      4,000           71,875
 *Pharmaceutical Products Development Service Co.......      7,500          273,984
 *Pharmaceutical Resources, Inc........................     10,400           63,700
 *Pharmacopeia, Inc....................................      8,000          173,250
 *Pharmacyclics........................................      4,800          206,850
 *Pharmanetics, Inc....................................      2,300           27,672
 *Pharmchem Laboratories, Inc..........................        900            3,136
 *Phar-Mor, Inc........................................      2,400            2,400
 *Philadelphia Consolidated Holding Corp...............      4,200          113,925
 Phillips-Van Heusen Corp..............................      8,200          105,575
 Phoenix Investment Partners, Ltd......................     11,100          171,356
 *Phoenix Technologies, Ltd............................      7,500          107,109
 *Photoelectron Corp...................................      1,600            6,400
 *Photon Dynamics, Inc.................................      2,100           46,922
 *PhotoWorks, Inc......................................        800            1,125
                                                            SHARES           VALUE+
                                                            ------           ------
 *Photronics, Inc......................................     10,295     $    166,329
 *Physiometrix, Inc....................................      2,400           38,925
 *Pico Holdings, Inc...................................      3,300           39,703
 *Picturetel Corp......................................     14,300           63,009
 Pier 1 Imports, Inc...................................     12,500          138,281
 *Pierre Foods, Inc....................................      1,100            1,478
 Pilgrim Pride Corp....................................      8,300           64,325
 Pilgrim's Pride Corp..................................        900            4,950
 *Pillowtex Corp.......................................      1,400              700
 Pinnacle Bancshares, Inc..............................        100              700
 *Pinnacle Entertainment, Inc..........................      7,900          166,394
 *Pinnacle Global Group, Inc...........................        700            2,909
 *Pinnacle Systems, Inc................................     17,800          158,253
 *Pioneer Natural Resources Co.........................        700           10,150
 Pioneer Standard Electronics, Inc.....................     11,000          109,484
 Pitt-Des Moines, Inc..................................      1,800           57,600
 Pittston Brink's Group................................      2,618           39,597
 Pizza Inn, Inc........................................      2,300            5,858
 *Plains Resources, Inc................................      6,300          114,188
 *Planar Systems, Inc..................................      3,800           86,213
 *PlanetCAD, Inc.......................................      1,900            2,138
 *Plato Learning, Inc..................................      1,900           34,378
 *Playboy Enterprises, Inc. Class A....................        400            3,625
 *Playboy Enterprises, Inc. Class B....................      1,800           19,238
 *Playtex Products, Inc................................     19,000          169,813
 *Pliant Systems, Inc..................................        900            2,602
 *PLM International, Inc...............................        700            1,531
 *PLX Technology, Inc..................................      6,600          101,475
 *Plymouth Rubber, Inc. Class B........................        200              600
 PMA Capital Corp. Class A.............................        300            5,006
 Pocahontas Bancorp, Inc...............................      1,600           11,500
 *Point West Capital Corp..............................        500              578
 *Polymedica Industries, Inc...........................      4,000           91,875
 Polymer Group, Inc....................................      1,800           10,125
 Polyone Corp..........................................     11,300           62,856
 *Pomeroy Computer Resource, Inc.......................      4,300           58,319
 Pope & Talbot, Inc....................................      4,900           65,538
 *Porta Systems Corp...................................      1,900            1,188
 *Possis Medical, Inc..................................      5,800           31,900
 *Powell Industries, Inc...............................      1,300           13,650
 *Powercerv Corp.......................................      2,600            1,219
 *PPT Vision, Inc......................................        500            2,031
 Precision Castparts Corp..............................      3,400          120,063
 Premier National Bancorp..............................      4,000           83,000
 *Pre-Paid Legal Services, Inc.........................      6,800          196,775
 Presidential Life Corp................................     10,500          163,078
 *Presstek, Inc........................................     11,200          143,850
 *Previo, Inc..........................................      1,600            6,300
 *PRI Automation, Inc..................................      5,800          102,769
 *Price Communications Corp............................      2,543           45,774
 *Pricesmart, Inc......................................        400           11,775
 *Pride International, Inc.............................      2,500           47,344
 *Prima Energy Corp....................................      2,950          111,639
 *Prime Hospitality Corp...............................     13,500          138,375
 *Prime Medical Services, Inc..........................      3,700           21,853
 Primesource Corp......................................      1,200            5,588
 Primex Technologies, Inc..............................      3,600          113,963
 *Primix Solutions, Inc................................      3,400            4,250
 *Primus Knowledge Solutions, Inc......................      3,800           27,847
 *Princeton Video Image, Inc...........................      2,200            6,394
 *Printware, Inc.......................................        600            1,369
 *Priority Healthcare Corp.............................      3,800          102,363
 *ProBusiness Services, Inc............................      7,000          226,188

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Procom Technology, Inc...............................      4,100     $     52,019
 *Prodigy Communications Corp..........................     25,000           63,281
 *Professional Bancorp, Inc............................        300            2,213
 *Professional Detailing, Inc..........................      3,400          437,431
 *Professionals Group, Inc.............................      1,800           43,425
 *Profit Recovery Group International, Inc.............     15,000           91,641
 *Progenics Pharmaceuticals, Inc.......................      3,600           84,375
 *Programmers Paradise, Inc............................        800            2,250
 Progress Financial Corp...............................      1,154            9,599
 *Progress Software Corp...............................     10,700          138,097
 *Project Software & Development, Inc..................      1,200           12,019
 Promistar Financial Corp..............................      3,635           61,000
 *Prophet 21, Inc......................................        100              728
 *ProsoftTraining.com..................................      6,800           57,269
 *Provant, Inc.........................................      6,300           42,722
 Providence & Worcester Railroad Co....................        700            4,244
 Provident Bancorp, Inc................................      1,000           16,063
 Provident Bankshares Corp.............................      8,536          160,584
 *Provident Financial Holdings, Inc....................        300            5,559
 *Province Healthcare Co...............................      9,000          332,156
 *Proxymed, Inc........................................      3,900            3,839
 *PRWW, Ltd............................................      2,100           12,469
 Psychemedics Corp.....................................      6,400           32,000
 Public Service Co. of New Mexico......................     11,900          287,831
 Pulaski Financial Corp................................        700            6,913
 *Puma Technology, Inc.................................     14,700          100,144
 *Pure Resources, Inc..................................      3,441           60,648
 PXRE Group, Ltd.......................................      2,200           29,975
 *Qad, Inc.............................................      2,100            3,806
 *QEP Co., Inc.........................................        100              481
 *QRS Corp.............................................      4,600           33,278
 *Quad Systems Corp....................................        400              238
 *QuadraMed Corp.......................................      1,300            1,422
 Quaker Chemical Corp..................................      2,200           39,325
 *Quaker City Bancorp, Inc.............................        787           16,134
 *Quaker Fabric Corp...................................      5,500           22,688
 *Quality Dining, Inc..................................      3,100            8,041
 *Quality Systems, Inc.................................      1,200            9,525
 Quanex Corp...........................................      4,000           75,500
 *Quantum Corp-Hard Disk Drive Group...................        177            1,549
 *Quentra Network Systems, Inc.........................      1,600              850
 *Questcor Pharmaceuticals, Inc........................      4,900            4,288
 *Questron Technology, Inc.............................      2,500            8,555
 *Quicklogic Corp......................................      4,200           29,269
 *Quidel Corp..........................................      6,400           31,800
 *Quigley Corp.........................................      1,000              859
 *Quiksilver, Inc......................................      6,700          139,444
 *Quipp, Inc...........................................        300            7,388
 Quixote Corp..........................................      1,600           26,500
 *Quorum Health Group, Inc.............................      9,000          131,344
 *R H Donnelley Corp...................................     11,200          256,200
 *Racing Champions Corp................................      3,100            3,584
 *Radiance Medical Systems, Inc........................      3,600           20,813
 *Radiant Systems, Inc.................................      9,500          190,891
 *Radio One, Inc.......................................      6,700           70,978
 *Radiologix, Inc......................................      5,900           40,194
 *RadiSys Corp.........................................      5,111          134,004
 *Radyne ComStream, Inc................................      1,500            7,359
 *Railamerica, Inc.....................................      6,500           39,203
 *Rainbow Technologies, Inc............................      8,800          150,425
 *Ralcorp Holdings, Inc................................      9,000          127,125
                                                            SHARES           VALUE+
                                                            ------           ------
 *Ramp Networks, Inc...................................      6,500     $     24,172
 *Range Resources Corp.................................     13,100           54,038
 *Rare Hospitality International, Inc..................      6,500          167,984
 Raven Industries, Inc.................................        800           12,925
 *Ravenswood Winery, Inc...............................        700            9,013
 *Rawlings Sporting Goods, Inc.........................      2,400           13,575
 *Rayovac Corp.........................................      2,700           38,306
 *Raytech Corp.........................................        400              825
 *Read-Rite Corp.......................................     22,400           72,450
 *Recoton Corp.........................................      4,100           35,875
 *Redhook Ale Brewery, Inc.............................        700            1,105
 Redwood Empire Bancorp................................        700           15,006
 *Reebok International, Ltd............................     18,900          402,806
 *Refac................................................        200              513
 Regal Beloit Corp.....................................      4,900           75,950
 *Regeneron Pharmaceuticals, Inc.......................      5,400          131,119
 *Regent Communications, Inc...........................     13,000           61,750
 Regis Corp............................................     12,200          191,769
 *Rehabcare Group, Inc.................................      5,200          224,900
 *Rehabilicare, Inc....................................      3,200            8,100
 Reliance Steel and Aluminum Co........................      9,700          232,800
 *Remec, Inc...........................................      7,650          103,514
 *Remedy Corp..........................................      9,000          145,125
 *RemedyTemp, Inc......................................        700            6,278
 *Remington Oil & Gas Corp.............................      6,400           54,500
 *Rent-A-Center, Inc...................................      8,500          208,250
 *Rentrak Corp.........................................      4,300           11,422
 *Rent-Way, Inc........................................      7,300           27,831
 *Repligen Corp........................................      9,300           38,072
 *Reptron Electronics, Inc.............................      2,200           16,363
 Republic Bancorp, Inc.................................     14,871          118,039
 Republic Bancorp, Inc. Class A........................        100              638
 *Republic Bankshares, Inc.............................      3,100           27,319
 *Republic First Bancorp, Inc..........................        400            1,594
 Republic Security Financial Corp......................     14,600           95,584
 *Res-Care, Inc........................................      7,300           30,683
 *ResMed, Inc..........................................      2,600           91,163
 *ResortQuest International, Inc.......................      3,800           26,600
 Resource America, Inc.................................      8,200           67,266
 Resource Bancshares Mortgage Group, Inc...............      4,706           27,354
 *Respironics, Inc.....................................     10,100          247,450
 *Restoration Hardware, Inc............................      2,500            4,375
 *Revlon, Inc..........................................      6,000           27,750
 *Rex Stores Corp......................................      1,600           23,900
 *RF Monolithics, Inc..................................        300            1,350
 RGC Resources, Inc....................................        300            5,775
 *Rhythms NetConnections, Inc..........................     10,700           11,536
 *Ribozyme Pharmaceuticals.............................      3,800           54,744
 Richardson Electronics, Ltd...........................      3,300           40,631
 Richmond County Financial Corp........................      8,700          182,156
 *Richton International Corp...........................        500            9,750
 *Riddell Sports, Inc..................................      2,300            7,188
 Riggs National Corp...................................      3,500           40,797
 *Right Management Consultants, Inc....................      1,200           14,288
 *Rightchoice Managed Care, Inc. Class A...............        600           17,438
 *Rimage Corp..........................................        300            2,653
 Riverview Bancorp, Inc................................        900            7,425
 Rivianna Foods, Inc...................................      4,300           77,803
 *Riviera Holdings Corporation.........................      1,100            7,838
 *Riviera Tool Co......................................        300              638
 RLI Corp..............................................      3,400          136,425

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *RMH Teleservices, Inc................................        700     $     10,194
 Roadway Express, Inc..................................      5,800          112,556
 Roanoke Electric Steel Corp...........................      1,500           15,141
 Robbins & Myers, Inc..................................      3,300           78,375
 *Robinson Nugent, Inc.................................      1,500           28,453
 *Robotic Vision Systems, Inc..........................      3,800           13,597
 *Rock of Ages Co......................................        700            2,931
 Rock-Tenn Co. Class A.................................      7,100           46,150
 *Rocky Shoes & Boots, Inc.............................        600            2,588
 *Rofin-Sinar Technologies, Inc........................      3,300           28,669
 *Rogers Corp..........................................      4,500          163,688
 *Rogue Wave Software, Inc.............................        100              438
 *Rohn Industries, Inc.................................     17,800           65,916
 Rollins, Inc..........................................     10,500          219,844
 *Rottlund, Inc........................................        500            2,188
 Rouge Industries, Inc. Class A........................      2,900            5,438
 *Royal Appliance Manufacturing Co.....................      4,500           22,500
 Royal Bancshares of Pennsylvania Class A..............        100            1,516
 *Royal Energy, Inc....................................        300            1,284
 RPC, Inc..............................................      7,100           90,525
 *RTI International Metals, Inc........................      7,300           95,356
 *Rubio's Restaurants, Inc.............................        500            2,563
 Ruby Tuesday, Inc.....................................     15,600          236,925
 Ruddick Corp..........................................     16,200          196,425
 *Rudolph Technologies, Inc............................      1,000           24,000
 *Rural Cellular Corp. Class A.........................      2,600           93,194
 Russ Berrie & Co., Inc................................      6,100          128,863
 Russell Corp..........................................      9,800          163,538
 *RWD Technologies, Inc................................      3,500           12,742
 *Ryans Family Steak Houses, Inc.......................      8,500           75,172
 Ryerson Tull, Inc.....................................      1,900           14,250
 Ryland Group, Inc.....................................      4,564          159,740
 *S&K Famous Brands, Inc...............................        900            6,159
 S&T Bancorp, Inc......................................      7,900          155,038
 *Sabratek Corp........................................        600               11
 *SafeNet, Inc.........................................      1,700           64,016
 *Safety Components International, Inc.................        500               15
 *Saga Communications, Inc. Class A....................      2,900           44,225
 *SAGA Systems, Inc....................................     10,200          114,113
 *Sage, Inc............................................        285            4,373
 *Salton/Maxim Housewares, Inc.........................      2,200           39,738
 *Sames Corp...........................................        200            2,713
 *Samsonite Corp.......................................      4,900           12,633
 *San Filippo (John B.) & Son, Inc.....................      1,100            4,056
 *Sanchez Computer Associates, Inc.....................      6,900           81,075
 Sanderson Farms, Inc..................................      2,700           19,322
 Sandy Spring Bancorp, Inc.............................      1,900           41,622
 *Santa Cruz Operation, Inc............................      4,700            7,858
 *Satcon Technology Corp...............................      1,400           14,656
 *Saucony, Inc. Class A................................        500            4,938
 *Saucony, Inc. Class B................................        700            6,650
 Sauer, Inc............................................     13,600           98,600
 *SBE, Inc.............................................      1,000            6,000
 *SBS Technologies, Inc................................      4,700          130,719
 *ScanSoft, Inc........................................      2,800            2,538
 *ScanSource, Inc......................................      1,700           82,184
 *SCC Communications Corp..............................      3,900           20,963
 Schawk, Inc. Class A..................................      4,600           39,963
 *Scheid Vineyards, Inc................................        500            1,656
 *Schein (Henry), Inc..................................      8,400          222,075
 *Scherer Healthcare, Inc..............................        400            1,250
 *Schick Technologies, Inc.............................        500              453
                                                            SHARES           VALUE+
                                                            ------           ------
 *Schieb (Earl), Inc...................................        400     $      1,150
 *Schmitt Industries, Inc..............................      1,000            2,250
 Schnitzer Steel Industries, Inc.
   Class A.............................................      1,100           15,538
 *School Specialty, Inc................................        900           14,878
 *Schuff Steel Company.................................      1,100            3,300
 *Schuler Homes, Inc...................................      2,000           18,438
 Schulman (A.), Inc....................................      5,800           70,144
 Schultz Sav-O Stores, Inc.............................      1,200           13,050
 Schweitzer-Maudoit International, Inc.................      4,600           79,925
 *Sciclone Pharmaceuticals, Inc........................      9,500           37,852
 *Scios-Nova, Inc......................................     13,500          264,516
 *SCM Microsystems, Inc................................      4,300          147,678
 Scope Industries, Inc.................................        200            9,350
 *Scott Technologies, Inc..............................      5,100          102,000
 *SCP Pool Corp........................................      5,900          159,484
 Seaboard Corp.........................................        250           39,750
 *Seachange International, Inc.........................      4,700          109,569
 *Seacor Smit, Inc.....................................      3,300          138,600
 Second Bancorp, Inc...................................      1,300           20,759
 *Secure Computing Corp................................      8,800          103,125
 *Security National Financial Corp. Class A............        300              680
 *SED International Holdings, Inc......................      1,400            1,794
 *Segue Software, Inc..................................      3,300           11,034
 *Seitel, Inc..........................................      7,400          103,600
 Selective Insurance Group, Inc........................      7,800          156,731
 SEMCO Energy, Inc.....................................      5,400           85,050
 *Semitool, Inc........................................      8,500           91,375
 *Seneca Foods Corp. Class B...........................        400            5,200
 *Sensory Science Corp.................................        500              313
 *Sequa Corp. Class A..................................      1,400           62,913
 *Sequa Corp. Class B..................................        500           30,563
 *SeraCare, Inc........................................      2,200            7,700
 *SeraNova, Inc........................................        800            2,388
 *Serologicals Corp....................................      7,000           66,938
 *Service Corp. International..........................     28,000           52,500
 Sevenson Environmental Services, Inc..................        440            5,198
 *Shared Technologies Cellular, Inc....................      1,800              647
 *Sharper Image Corp...................................      4,200           69,956
 *Shaw Group, Inc......................................      3,100          191,038
 *Sheffield Medical Technologies, Inc..................      8,400           29,400
 *Sheldahl, Inc........................................      2,100            6,333
 *Shoe Carnival, Inc...................................      3,700           16,419
 *Shoe Pavilion, Inc...................................        600            1,069
 *Sholodge, Inc........................................        500            2,688
 *Shop At Home, Inc....................................      4,600            5,678
 *Shopko Stores, Inc...................................      8,900           53,956
 Shoreline Financial Corp..............................      2,810           35,828
 *ShowCase Corp........................................      3,100           15,791
 *Shuffle Master, Inc..................................      2,200           46,200
 *SICOR, Inc...........................................      8,000          119,750
 Siebert Financial Corp................................      6,900           31,589
 *Sierra Health Services, Inc..........................      6,800           19,975
 *SierraCities.com, Inc................................      6,700           17,588
 Sifco Industries, Inc.................................      1,000            5,000
 *Sight Resource Corp..................................        900               86
 *Sigma Designs, Inc...................................      1,200            2,363
 *Signal Technology Corp...............................      2,000           24,250
 *Silgan Holdings, Inc.................................        700            5,294
 *Silicon Graphics, Inc................................      2,500           10,000
 *Silicon Valley Group, Inc............................      4,000          102,875

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Silver Stream Software, Inc..........................      6,100     $    111,134
 *Silverleaf Resorts, Inc..............................      3,900           10,969
 *Simon Transportation Services, Inc...................        600            3,300
 Simpson Industries, Inc...............................      6,300           79,734
 *Simpson Manufacturing Co., Inc.......................        100            4,738
 *Sipex Corp...........................................      6,600          167,063
 *Sitel Corp...........................................      2,300            5,319
 *Sizzler International, Inc...........................      5,800            8,700
 SJNB Financial Corp...................................        700           24,325
 SJW Corp..............................................        400           45,000
 *Skechers U.S.A., Inc. Class A........................      1,200           14,775
 *Skyepharma P.L.C. ADR................................         87              807
 Skyline Corp..........................................      2,600           52,813
 *SkyMall, Inc.........................................      4,700            6,389
 Skywest, Inc..........................................      2,500          148,516
 SL Industries, Inc....................................      1,100           11,963
 SLI, Inc..............................................      4,000           27,250
 *SMC Corp.............................................        400            1,000
 Smith (A.O.) Corp.....................................      5,200           86,450
 *Smith-Gardner & Associates, Inc......................      3,700            9,423
 *Smithway Motor Express Corp.
   Class A.............................................        800            1,475
 *Socrates Technolgies Corp............................      3,300              198
 *Softnet Systems, Inc.................................      8,600           18,006
 *Software Spectrum, Inc...............................        500            3,969
 *Sola International, Inc..............................      1,200            4,350
 Sonesta International Hotels Corp. Class A............        400            3,725
 *Sonic Automotive, Inc................................      9,100           72,800
 *Sonic Corp...........................................      5,400          210,938
 *Sonic Foundry, Inc...................................      2,500            7,109
 *Sonic Solutions......................................      2,600            4,225
 *SONICblue, Inc.......................................      9,924           55,978
 *Sonus Pharmaceuticals, Inc...........................      2,300            1,653
 *SOS Staffing Services, Inc...........................      1,000            1,781
 *Sound Advice, Inc....................................        200            1,388
 *Source Information Management, Inc...................      2,100           10,894
 *Source Media, Inc....................................      4,100            5,573
 South Financial Group, Inc............................     12,980          125,947
 South Jersey Industries, Inc..........................      4,000          117,500
 *Southern Union Co....................................      3,751           79,005
 *Southwall Technologies, Inc..........................      1,500            9,188
 *Southwest Bancorporation of Texas, Inc...............      8,500          302,813
 Southwest Gas Corp....................................      9,400          183,300
 Southwest Securities Group, Inc.......................      4,730           94,896
 Southwest Water Co....................................      1,900           25,650
 Southwestern Energy Co................................      7,500           57,656
 *Spacehab, Inc........................................      1,700            5,498
 *Spacelabs Medical, Inc...............................      2,400           32,325
 Span-American Medical System, Inc.....................        200              781
 *SPAR Group, Inc......................................      1,000              656
 *Spartan Stores, Inc..................................      1,300            7,759
 Spartech Corp.........................................      1,500           18,281
 *Sparton Corp.........................................        700            3,325
 *Special Metals Corp..................................        900            2,419
 *Specialty Catalog Corp...............................      1,100            2,148
 *SpectraLink Corp.....................................      3,700           32,722
 *Spectranetics Corp...................................      1,800            2,869
 *Spectra-Physics Laser, Inc...........................      6,600          169,125
 *Spectrian Corp.......................................      3,600           42,413
 *Spectrum Control, Inc................................      3,900           46,678
 *SpectRx, Inc.........................................        700            5,731
                                                            SHARES           VALUE+
                                                            ------           ------
 *SpeedFam-IPEC, Inc...................................      2,200     $     12,478
 *Speedway Motorsports, Inc............................      7,000          135,188
 *Spherion Corporation.................................      8,600           90,838
 *Spinnaker Industries, Inc............................      1,000            8,313
 *Spire Corp...........................................        300            2,438
 *Sport Chalet, Inc....................................        600            3,900
 *Sport-Haley, Inc.....................................        600            2,663
 *Sports Club Co., Inc.................................      3,500           11,594
 *Sportsman's Guide, Inc...............................        200              169
 *SPS Technologies, Inc................................      3,800          186,913
 *SPSS, Inc............................................      1,600           25,650
 *SRS Labs, Inc........................................      3,800           16,388
 *SS&C Technologies, Inc...............................      4,800           25,500
 *SSE Telecom, Inc.....................................      1,800            1,800
 St. Francis Capital Corp..............................      3,000           40,219
 St. Joseph Light & Power Co...........................      2,500           50,781
 St. Mary Land & Exploration Co........................      9,800          225,706
 *Staar Surgical Co....................................      4,400           60,913
 *Staff Leasing, Inc...................................      6,500           23,766
 *Standard Automotive Corp.............................        900            3,263
 Standard Commercial Corp..............................      3,200           15,800
 *Standard Management Corp.............................      2,300            7,906
 *Standard Microsystems Corp...........................      4,800           94,350
 Standard Motor Products, Inc.
   Class A.............................................      4,400           30,525
 Standard Pacific Corp.................................      8,600          177,375
 Standard Register Co..................................      5,900           70,800
 Standex International Corp............................      3,800           74,575
 *Stanley Furniture, Inc...............................      1,600           34,650
 *Star Buffet, Inc.....................................        200              572
 *Star Scientific, Inc.................................     15,300           44,466
 *STAR Telecommunications, Inc.........................     10,600           10,269
 *StarMedia Network, Inc...............................     13,100           40,733
 *Starmet Corp.........................................      1,000            1,047
 Starrett (L.S.) Co. Class A...........................        500           10,500
 *StarTek, Inc.........................................      4,200           68,250
 State Auto Financial Corp.............................     11,500          155,250
 State Financial Services Corp.
   Class A.............................................      1,800           15,103
 Staten Island Bancorp, Inc............................     12,900          245,906
 *Station Casinos, Inc.................................      6,050          112,681
 *Steel Dynamics, Inc..................................     14,400          144,900
 Steel Technologies, Inc...............................        900            4,809
 *Stein Mart, Inc......................................     13,900          194,600
 *Steinway Musical Instruments, Inc....................      1,800           31,950
 *Stemcells, Inc.......................................      5,900           16,133
 Stepan Co.............................................        600           12,375
 Stephan Co............................................        900            2,700
 *Stericycle, Inc......................................      4,400          145,338
 *Sterile Recoveries, Inc..............................      1,100           16,981
 *STERIS Corp..........................................     15,300          229,022
 Sterling Bancorp......................................      1,760           33,440
 Sterling Bancshares...................................      9,200          138,863
 *Sterling Financial Corp..............................      2,310           25,266
 Stewart & Stevenson Services, Inc.....................      8,400          178,238
 Stewart Enterprises, Inc..............................     12,400           23,444
 Stewart Information Services Corp.....................      4,000           60,250
 Stifel Financial Corp.................................      2,200           25,575
 *STM Wireless, Inc. Class A...........................      2,100            8,302
 *Stone & Webster, Inc.................................      2,800            3,255
 *Stone Energy Corp....................................        500           25,125
 *Stoneridge, Inc......................................      4,100           34,594
 *Storage Computer Corp................................      3,600           26,460

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Strategic Diagnostics, Inc...........................      4,900     $     15,006
 *Strategic Distribution, Inc..........................      6,100            2,478
 *Stratesec, Inc.......................................      2,500            3,906
 *Strattec Security Corp...............................        900           29,813
 *Stratus Properties, Inc..............................      2,700           12,698
 Strayer Ed, Inc.......................................      4,600          115,144
 Stride Rite Corp......................................     12,500           74,219
 *Strouds, Inc.........................................        700               28
 *Structural Dynamics Research Corp....................        800            8,225
 *Student Advantage, Inc...............................     10,800           40,163
 Sturm Ruger & Co., Inc................................      4,700           37,600
 *Styleclick, Inc. Class A.............................      1,500            4,453
 *Suburban Lodges of America, Inc......................      4,100           25,753
 *Success Bancshares, Inc..............................        500            5,953
 *Successories, Inc....................................        600            1,097
 *Summa Industries, Inc................................        800            8,825
 *Sun Bancorp, Inc.....................................      3,290           30,021
 Sun Hydraulics, Inc...................................        500            3,375
 *Sunair Electronics, Inc..............................        300              638
 *Sunbeam Corp.........................................     26,500            9,938
 *Sunburst Hospitality Corp............................      4,700           32,900
 *Sunglass Hut International, Inc......................     13,300           94,970
 *Sunquest Information Systems, Inc....................      4,700           47,294
 *Sunrise Assisted Living, Inc.........................      6,600          176,756
 *Sunrise Medical, Inc.................................      5,600           54,950
 *Sunrise Technologies International, Inc..............      3,500           13,234
 *Superconductor Technologies, Inc.....................      4,400           19,800
 *Supergen, Inc........................................      9,900          171,084
 *Superior Energy Services, Inc........................     21,900          196,416
 Superior Surgical
   Manufacturing Co., Inc..............................        700            5,425
 *Superior Telecom, Inc................................      6,100           17,156
 *Supertex, Inc........................................      3,700           72,381
 *Suprema Specialties, Inc.............................      1,100            8,886
 *SurModics, Inc.......................................      2,300          100,769
 Susquehanna Bancshares, Inc...........................     11,800          168,150
 *SVI Holdings, Inc....................................      2,500            2,550
 *Swift Energy Corp....................................      6,300          192,938
 *Swiss Army Brands, Inc...............................        300            1,678
 *Sykes Enterprises, Inc...............................      4,700           22,692
 *Sylvan Learning Systems, Inc.........................     12,600          174,431
 *Sylvan, Inc..........................................      1,100            9,866
 *Symmetricom, Inc.....................................      6,950           73,844
 *Symphonix Devices, Inc...............................      3,400           10,413
 *Syms Corp............................................      1,200            5,400
 *Synaptic Pharmaceutical Corp.........................      3,300           18,872
 *Syncor International Corp............................      8,400          251,738
 *Syntel, Inc..........................................     11,500           89,484
 *Syntellect, Inc......................................      3,500           13,508
 *Synthetech, Inc......................................      5,000           12,891
 *Syntroleum Corp......................................      9,800          152,206
 *System Software Associates, Inc......................        350                4
 *Systems & Computer Technology Corp...................      5,400           65,475
 *T/R Systems, Inc.....................................        400            2,300
 Tab Products Co.......................................        500            1,313
 *Taco Cabana, Inc.....................................      1,600           14,125
 *Tag-It Pacific, Inc..................................      1,400            5,863
 *Taitron Components, Inc..............................      1,100            2,509
 *Take Two Interactive Software........................      9,400           90,475
 *TALK.com, Inc........................................     23,500           45,898
 TALX Corp.............................................      1,710           50,873
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tandy Brand Accessories, Inc.........................      1,100     $      7,941
 *Tandy Crafts, Inc....................................      1,200            1,725
 *Tanning Technology Corp..............................      1,100            5,466
 *Targeted Genetics Corp...............................      7,800           66,056
 *Tarrant Apparel Group................................      4,700           24,381
 Tasty Baking Co.......................................      2,400           30,450
 TB Woods Corp.........................................        800            6,450
 *TBA Entertainment Corp...............................      2,400            9,563
 *TCI International, Inc...............................        700            5,338
 *TCSI Corp............................................        700              678
 *Team Communications Group, Inc.......................        500            1,859
 *Team, Inc............................................      1,600            4,550
 Tech/Ops Sevcon, Inc..................................        400            3,950
 *Techdyne, Inc........................................        600              544
 Teche Holding Co......................................        400            5,150
 Technitrol, Inc.......................................        800           30,000
 Technology Research Corp..............................        100              194
 *Technology Solutions Corp............................      3,800            7,303
 *Tegal Corp...........................................      1,000            1,781
 *Tejon Ranch Co.......................................      2,500           56,125
 *Telcom Semiconductor, Inc............................      5,500           61,531
 *Telemate.Net Software, Inc...........................        500              539
 *Telescan, Inc........................................      4,200            5,053
 *Teletouch Communications, Inc........................        800              800
 *Teligent, Inc........................................     11,400           19,772
 *Telscape International, Inc..........................      6,100            7,053
 *Telular Corp.........................................        900            5,386
 *Telxon Corp..........................................      5,300          105,834
 Tennant Co............................................      1,800           80,100
 *Terex Corp...........................................      8,300          107,900
 *Terra Industries, Inc................................      7,500           13,594
 *Terremark Worldwide, Inc.............................     14,200           17,750
 *Tesoro Petroleum Corp................................      9,500           89,656
 *Tessco Technologies, Inc.............................      1,300           26,000
 *Tetra Tech, Inc......................................      5,750          201,070
 *Tetra Technologies, Inc..............................      4,100           55,350
 *Texas Biotechnology Corp.............................     12,200          107,970
 Texas Industries, Inc.................................      3,200           71,200
 Texas Regional Banchshares, Inc. Class A..............      4,300          125,641
 TF Financial Corp.....................................        400            5,850
 *Thackeray Corp.......................................        500            1,250
 *Theragenics Corp.....................................        300            1,275
 *Thermo Cardiosystems, Inc............................      5,000           40,000
 *Thermo-Electron Corp.................................      3,900          113,100
 *TheStreet.com, Inc...................................      2,800            6,825
 Thistle Group Holdings Co.............................      1,600           12,450
 *Thomas Group, Inc....................................        500            3,406
 Thomas Industries, Inc................................      4,700          103,400
 Thor Industries, Inc..................................      3,000           61,500
 *Thoratec Laboratories Corp...........................      4,400           46,475
 *T-HQ, Inc............................................      5,800          104,219
 *Three-Five Systems, Inc..............................      6,499          179,535
 *Tickets.com, Inc.....................................      5,200            2,519
 *Tidel Technologies, Inc..............................      6,100           24,019
 *Tier Technologies, Inc. Class B......................      3,000           20,438
 *TII Industries, Inc..................................      1,800            2,194
 Timberland Bancorp, Inc...............................      1,500           18,984
 *Timberland Co. Class A...............................        900           44,100
 Timberline Software Corp..............................      3,800           17,931
 *Tipperary Corp.......................................      4,600           13,800
 *Titan Corp...........................................      1,500           23,531
 *Titan Pharmaceuticals, Inc...........................      3,100          111,600

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Titanium Metals Corp.................................      9,600     $     65,400
 *TMBR/Sharp Drilling, Inc.............................        700            7,394
 *Todd Shipyards Corp..................................      2,500           17,500
 *Tofutti Brands, Inc..................................        800            1,900
 *Toll Brothers, Inc...................................      5,600          223,300
 *Tollgrade Communications, Inc........................      4,000          171,000
 *Topps, Inc...........................................     13,600          133,875
 Toreador Resources Corp...............................        500            3,063
 Toro Co...............................................      3,800          127,063
 *Total Entertainment Restaurant Corp..................      1,300            2,763
 *Tower Automotive, Inc................................     14,200          129,575
 *Towne Services, Inc..................................      3,000              938
 *Track Data Corp......................................     12,500           12,305
 *Traffix, Inc.........................................      4,800            9,975
 *Trammell Crow Co.....................................     10,600          126,538
 *Trans World Airlines, Inc............................      3,400            5,168
 *Trans World Entertainment Corp.......................     14,500          118,492
 *Transact Technologies, Inc...........................      1,700            9,456
 *Transaction Systems Architects, Inc..................      9,400          129,250
 *Transkaryotic Therapies, Inc.........................      4,500          170,578
 *Transmation, Inc.....................................        300              361
 *Transmedia Network, Inc..............................        100              300
 *Transmontaigne Oil Co................................      7,900           23,700
 *Transport Corp. of America...........................      2,400           11,588
 *Transportation Components, Inc.......................      1,700            1,063
 *TransTexas Gas Corp. Class A.........................          1               12
 *Transworld Healthcare, Inc...........................      2,600            2,925
 *Travelocity.com, Inc.................................      1,100           13,131
 *TRC Companies, Inc...................................      1,300           23,806
 Tredegar Industries, Inc..............................     11,400          193,800
 *TREEV, Inc...........................................      1,300            4,469
 *Trendwest Resorts, Inc...............................      1,800           42,019
 Trenwick Group, Ltd...................................      6,801          145,371
 *Trex Co., Inc........................................      2,100           45,938
 *Triad Guaranty, Inc..................................      4,000          115,750
 *Triangle Pharmaceuticals, Inc........................      5,900           31,989
 *Triarc Companies, Inc. Class A.......................      5,900          148,238
 Trico Bancshares......................................      1,200           18,300
 *Trico Marine Services, Inc...........................     10,800          147,825
 *Trident Microsystems, Inc............................      4,100           22,614
 *Tridex Corp..........................................        600              197
 *Trimble Navigation, Ltd..............................      7,000          150,281
 *Trimeris, Inc........................................      3,100          211,381
 *Trio-Tech International..............................        400            1,400
 *TriPath Imaging, Inc.................................      8,602           69,488
 *Triple S Plastics, Inc...............................        800           19,675
 *Tripos, Inc..........................................        700           17,281
 *Triumph Group........................................      1,700           61,094
 *TriZetto Group, Inc..................................      8,000          140,500
 *Tropical Sportswear International Corp...............        900           11,784
 *Troy Group, Inc......................................      2,100            9,647
 *Trump Hotels & Casino Resorts, Inc...................      1,100            2,888
 Trust Co. of New Jersey...............................      1,900           22,088
 Trustco Bank Corp.....................................     18,515          190,357
 *TSR, Inc.............................................        700            3,358
 Tucker Anthony Sutro Corp.............................      6,700          114,738
 *Tuesday Morning Corp.................................     11,700           58,866
 *Tufco Technologies, Inc..............................        800            6,650
 *Tumbleweed, Inc......................................        900            2,644
 *TurboChef Technologies, Inc..........................      4,700           13,219
 Tuscarora, Inc........................................      1,900           26,363
 *Tut Systems, Inc.....................................      4,700           33,414
                                                            SHARES           VALUE+
                                                            ------           ------
 Twin Disc, Inc........................................        500     $      7,844
 *Twinlab Corp.........................................      2,900            4,939
 Tyco International, Ltd...............................        922           48,663
 U.S. Aggregates, Inc..................................        200            1,763
 U.S. Bancorp, Inc.....................................      4,200           17,588
 U.S. Freightways Corp.................................      8,000          208,500
 U.S. Industries, Inc..................................     12,600           84,263
 *U.S. Physical Therapy, Inc...........................        800           15,150
 *U.S. Plastic Lumber Corp.............................     10,400           15,600
 *U.S. Vision, Inc.....................................        700            1,827
 *Ubics, Inc...........................................        300              497
 *Ucar International, Inc..............................     13,500          130,781
 UCBH Holdings, Inc....................................      2,800          105,088
 UGI Corp..............................................      8,100          179,719
 *Ugly Duckling Corp...................................      4,200           18,638
 *UICI.................................................     12,500           85,938
 UIL Holdings Corp.....................................      4,300          198,338
 *Ultimate Electronics, Inc............................      3,200           86,600
 *Ultimate Software Group, Inc.........................      4,800           16,800
 *Ultrak, Inc..........................................      1,300            4,550
 *Ultralife Batteries, Inc.............................      3,300           21,347
 *Ultratech Stepper, Inc...............................      6,400          112,200
 Umpqua Holdings Corp..................................        800            6,100
 Unico American Corp...................................      1,200            7,950
 *Unifab International, Inc............................      2,000           16,250
 *Unifi, Inc...........................................     14,500          124,156
 Unifirst Corp.........................................      1,700           16,363
 *Unify Corp...........................................      3,700            1,156
 *Unigraphics Solutions, Inc...........................      1,300           20,475
 *Union Acceptance Corp. Class A.......................        800            4,550
 Union Community Bancorp...............................        400            4,763
 *Unique Mobility, Inc.................................      5,200           35,100
 *Uniroyal Technology Corp.............................      4,900           34,223
 Unisource Energy Corp.................................      9,700          142,469
 *Unit Corp............................................     10,700          135,756
 *United Auto Group, Inc...............................      5,700           43,463
 United Community Financial Corp.......................     10,200           67,894
 United Financial Corp.................................        100            1,606
 United Fire Casualty Co...............................        300            5,541
 United Guardian, Inc..................................        900            3,713
 United Industrial Corp................................      3,700           40,238
 United National Bancorp...............................      4,600           70,438
 *United Natural Foods, Inc............................      5,500           80,266
 *United Retail Group, Inc.............................      2,100           11,156
 *United Security Bancorporation.......................      1,500           16,594
 United Wisconsin Services, Inc........................      5,100           22,950
 Unitil Corp...........................................        900           23,400
 *Unity Bancorp, Inc...................................        500            1,438
 *Universal American Financial Corp....................      9,300           38,653
 Universal Corp........................................      8,500          268,813
 *Universal Electronics, Inc...........................      2,000           28,438
 Universal Forest Products, Inc........................      5,000           64,219
 *Universal Stainless & Alloy Products, Inc............        900            6,806
 *Unova, Inc...........................................      4,500           18,000
 *Urban Outfitters, Inc................................      6,700           52,553
 *Urocor, Inc..........................................      2,900           18,306
 *Urologix, Inc........................................      3,500           34,344
 *URS Corp.............................................      3,700           51,338
 *US Liquids, Inc......................................      4,700           15,569
 *US Oncology, Inc.....................................     27,756          132,708
 *US Unwired, Inc......................................      2,000           14,250
 *US Xpress Enterprises, Inc. Class A..................      2,900           19,575

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *USA Detergents, Inc..................................      4,100     $     11,403
 USB Holding Co., Inc..................................      3,360           38,430
 *USData Corp..........................................      4,200            2,231
 Usec, Inc.............................................     20,700           94,444
 USG Corp..............................................      7,400          135,513
 *Utah Medical, Inc....................................        500            3,031
 *UTI Energy Corp......................................      7,200          161,100
 *V.I. Technologies, Inc...............................      6,000           26,250
 *Vail Resorts, Inc....................................      6,800          154,700
 *Valence Technology, Inc..............................     11,300          114,059
 *Valentis, Inc........................................      8,800           67,650
 *Valley National Gases, Inc...........................        900            3,488
 Valmont Industries, Inc...............................      7,000          129,719
 *Value City Department Stores, Inc....................      8,000           54,000
 *Valuevision International, Inc. Class A..............      6,800          105,400
 *Vans, Inc............................................      3,400           51,319
 *Varco International, Inc.............................     11,231          177,590
 *Vari L Co., Inc......................................        400            1,300
 *Varian Medical Systems, Inc..........................      1,900          111,863
 *Variflex, Inc........................................      1,000            5,250
 *Vari-Lite International, Inc.........................      1,600            1,750
 *Vaxgen, Inc..........................................      4,100           86,484
 *VDI Media............................................      2,800            9,625
 Vector Group, Ltd.....................................      6,935          107,059
 *Veeco Instruments, Inc...............................      1,300           42,128
 *Ventana Medical Systems, Inc.........................      4,600          132,969
 *Ventro Corp..........................................      7,200           14,063
 *Veramark Technologies, Inc...........................      2,400            2,588
 *Verdant Brands, Inc..................................        500              110
 *Verilink Corp........................................      4,400           11,138
 *Veritas DGC, Inc.....................................      7,700          189,131
 *Verity, Inc..........................................      9,900          145,716
 *Vermont Pure Holdings, Ltd...........................      2,600            7,313
 *Versar, Inc..........................................        600            1,013
 *Vertel Corp..........................................      2,500            7,266
 *Vertex Interactive, Inc..............................      6,800           75,438
 Vesta Insurance Group, Inc............................      5,600           28,000
 *viaLink Co...........................................      6,400           13,100
 *Viant Corp...........................................      8,700           38,334
 *Viasat, Inc..........................................      6,500           79,219
 *Viatel, Inc..........................................      9,200           51,463
 *Vical, Inc...........................................      5,900           86,472
 *Vicorp Restaurants, Inc..............................        800           14,350
 *Vidamed, Inc.........................................      1,800            4,500
 *Video Display Corp...................................        700            5,709
 *Video Services Corp..................................      1,300            5,200
 Vintage Petroleum, Inc................................      6,200          118,963
 *Vion Pharmaceuticals, Inc............................      7,800           58,378
 *Virbac Corp..........................................      6,400           21,400
 *Virginia Gas Co......................................      1,100            4,177
 *ViroPharma, Inc......................................      4,600           71,156
 *Virtualfund.Com, Inc.................................      1,600            1,050
 *VISTA Information Solutions, Inc.....................      5,000            4,688
 Vital Signs, Inc......................................      3,300          109,931
 *Vitech America, Inc..................................      3,300           10,106
 *Vivus, Inc...........................................      2,000            4,188
 *Volt Information Sciences, Inc.......................      4,600           85,100
 *V-ONE Corp...........................................        600              722
 *Voxware, Inc.........................................        400              481
 VRB Bancorp...........................................      2,500           15,000
 *VTEL Corp............................................      2,500            3,555
 Vulcan International Corp.............................        200            6,788
 *Vysis, Inc...........................................        400            2,588
                                                            SHARES           VALUE+
                                                            ------           ------
 *W.P. Carey & Co. LLC.................................      7,300     $    121,363
 Wabtec Corp...........................................        594            5,346
 *Wackenhut Corp. Class A..............................        800           10,050
 *Wackenhut Corp. Class B Non-Voting...................      2,200           17,738
 *Wackenhut Corrections Corp...........................      6,300           41,738
 *Walker Interactive Systems, Inc......................      2,300            4,744
 *Wall Street Deli, Inc................................        100               66
 Wallace Computer Services, Inc........................     12,100          188,306
 Walter Industries, Inc................................      4,600           28,175
 Warren Bancorp, Inc...................................      1,400           10,150
 Warwick Community Bancorp, Inc........................      1,100           15,091
 Washington Banking Co.................................        800            6,300
 *Washington Group Intl., Inc..........................     15,700          130,506
 *Washington Homes, Inc................................      1,600           15,600
 Washington Savings Bank...............................        400            1,450
 Washington Trust Bancorp, Inc.........................      2,200           29,838
 *Waste Connections, Inc...............................      9,200          229,425
 *Waste Industries, Inc................................      4,200           23,625
 *WatchGuard Technologoes, Inc.........................      3,600           82,350
 *Waterlink, Inc.......................................      1,400              788
 Watsco, Inc. Class A..................................        500            5,400
 *Watson Pharmaceuticals, Inc..........................      2,784          128,064
 Watts Industries, Inc. Class A........................      5,000           50,313
 Wausau-Mosinee Paper Corp.............................      4,500           39,094
 *Waypoint Financial Corp..............................      7,655           70,091
 WD-40 Co..............................................      4,600           92,863
 *Webb Corp............................................      3,700           89,725
 *Webhire, Inc.........................................      4,400            4,331
 *WebLink Wireless, Inc................................     10,600           32,131
 Webster Financial Corp................................      1,368           31,934
 Weider Nutrition International, Inc...................      1,800            4,725
 *Weirton Steel Corp...................................      2,900            4,350
 Wellco Enterprises, Inc...............................        200            2,000
 Wellman, Inc..........................................      9,500          123,500
 Wells Fargo Company...................................         53            2,514
 Werner Enterprises, Inc...............................     14,100          198,722
 Wesbanco, Inc.........................................      4,000           89,125
 *WESCO International, Inc.............................      1,800           13,838
 West Coast Bancorp....................................      5,060           44,117
 *West Marine, Inc.....................................      5,200           33,475
 West Pharmaceutical Services, Inc.....................      3,700           84,175
 *West Teleservices Corp...............................      1,900           50,825
 Westaff, Inc..........................................        300              609
 Westbank Corp.........................................        600            4,406
 *Westcoast Hospitality Corp...........................      1,000            5,125
 Westcorp, Inc.........................................      6,360           91,823
 *Westell Technologies, Inc............................      1,990            8,022
 Westerfed Financial Corp..............................        800           17,075
 *Western Digital Corp.................................     14,100           45,825
 Western Gas Resources, Inc............................      8,000          194,500
 Western Ohio Financial Corp...........................        200            3,288
 *Weston (Roy F.), Inc. Class A........................      1,900            8,075
 Westpoint Stevens, Inc................................     14,900           94,988
 *Wet Seal, Inc. Class A...............................      3,300           78,066
 *WFS Financial, Inc...................................      1,500           27,000
 *White Electronics Designs Corp.......................      5,500           40,219
 *Whitehall Jewellers, Inc.............................      5,900           40,194
 *Wickes Lumber Co.....................................      1,200            4,388
 *William Lyon Homes...................................      5,200           37,700
 *Williams Clayton Energy, Inc.........................      2,300           50,888
 *Williams Controls, Inc...............................      1,900            1,188
 *Williams Industries, Inc.............................        500            1,273
 *Willis Lease Finance Corp............................      2,200           18,906

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Wilshire Oil Co. of Texas............................        800     $      2,650
 *Wilsons The Leather Experts, Inc.....................      5,000           82,813
 *Wink Communications, Inc.............................      6,400           64,400
 Winnebago Industries, Inc.............................      6,400           77,600
 *Wire One Technologies, Inc...........................        400            1,613
 *Wireless Telecom Group, Inc..........................      5,800           15,225
 *Wireless Xcessories Group............................      1,000              516
 *Wisconsin Central Transportation Corp................     14,700          206,259
 *Wiser Oil Co.........................................      1,800            7,650
 *WJ Communications, Inc...............................      1,500           19,641
 *WLR Foods, Inc.......................................      4,500           62,859
 *WMS Industries, Inc..................................      9,200          161,575
 Wolohan Lumber Co.....................................        900           10,659
 *Wolverine Tube, Inc..................................      3,600           46,800
 Wolverine World Wide, Inc.............................     12,500          150,781
 Woodhead Industries, Inc..............................      3,400           74,694
 Woodward Governor Co..................................      3,400          128,669
 *Workflow Management, Inc.............................      3,900           24,863
 *Workgroup Technology Corp............................      1,600              675
 *World Acceptance Corp................................      3,800           19,119
 *World Access, Inc....................................     18,500           56,945
 World Fuel Services Corp..............................      3,000           18,938
 *WorldGate Communications, Inc........................      7,000           49,656
 *Worldpages.com, Inc..................................     14,200           32,838
 *Worldwide Xceed Group, Inc...........................      1,700              930
 *WR Grace & Co........................................     26,200           60,588
 *WSI Industries, Inc..................................        200              563
 *Wyndham International, Inc...........................      1,500            2,250
 *Xeta Corp............................................        500            4,203
 *Xetel Corp...........................................      2,900           10,059
 *Xicor, Inc...........................................      5,200           22,019
 *Xircom, Inc..........................................      9,000          129,656
 X-Rite, Inc...........................................      2,100           12,469
 *Xtra Corp............................................      3,000          138,188
 *Xybernaut Corp.......................................     11,600           28,819
 Yardville National Bancorp............................      1,300           15,275
 *Yellow Corp..........................................      7,600          137,275
 Yonkers Financial Corp................................        300            4,256
 York Group, Inc.......................................        400              769
 *Young Broadcasting, Inc. Class A.....................      2,400           65,400
 *Zamba Corporation....................................      1,100            3,008
 *Zap.com Corp.........................................         34               17
                                                            SHARES           VALUE+
                                                            ------           ------
 *Zapata Corp..........................................      6,000     $     13,500
 *Zaring National Corp.................................        300               75
 Zenith National Insurance Corp........................      3,400           84,150
 *Zevex International, Inc.............................        600            2,625
 *Zila, Inc............................................     12,900           34,467
 *ZixIt Corp...........................................      1,500           17,016
 *Zoll Medical Corp....................................      2,200           80,025
 *Zoltek Companies, Inc................................      5,600           21,350
 *Zomax, Inc...........................................      9,500           45,273
 *Zonagen, Inc.........................................      3,200            8,100
 *Zoran Corp...........................................      4,400          115,088
 *Zygo Corp............................................      4,400          123,200
 *Zymetx, Inc..........................................        200              334
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $153,685,246)..................................                 162,776,835
                                                                       ------------

RIGHTS/WARRANTS -- (0.0%)
 *Elan Corp. P.L.C. Contingent Payment Rights..........      9,800            6,738

                                                            ------           ------
 *TransTexas Gas Corp. Warrants 06/30/02...............          3                0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       6,738
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (3.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $5,409,443) to be
   repurchased at $5,328,887.
   (Cost $5,328,000)...................................    $ 5,328        5,328,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,013,246)++................................                $168,111,573
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $159,576,226.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (22.8%)
COMMON STOCKS -- (22.0%)
 Aichi Bank, Ltd.......................................         300    $     21,098
 Aisin Seiki Co., Ltd..................................       4,000          62,832
 Akita Bank, Ltd.......................................      13,000          50,112
 Amada Co., Ltd........................................      21,000         171,570
 Amano Corp............................................       6,000          51,512
 Aomori Bank, Ltd......................................      11,000          49,155
 Asahi Bank, Ltd.......................................     155,000         526,130
 Asahi Breweries, Ltd..................................      21,000         223,325
 Asatsu-Dk, Inc........................................       2,000          50,735
 *Ashikaga Bank, Ltd...................................      11,000          20,258
 Autobacs Seven Co., Ltd...............................       2,300          55,750
 Awa Bank, Ltd.........................................      15,000          68,249
 Bandai Co., Ltd.......................................       2,000          80,165
 Bank of Fukuoka, Ltd..................................      40,000         173,330
 Bank of Iwate, Ltd....................................         200           7,312
 Bank of Kyoto, Ltd....................................      20,000          83,776
 Bank of Nagoya, Ltd...................................      12,000          61,424
 Bank of Yokohama, Ltd.................................      26,000         115,951
 Best Denki Co., Ltd...................................       4,000          21,847
 Brother Industries, Ltd...............................       6,000          11,916
 Canon Sales Co., Inc..................................       9,000         124,554
 Casio Computer Co., Ltd...............................       7,000          63,825
 Chiba Bank, Ltd.......................................      52,000         201,858
 Chiyoda Fire and Marine Insurance Co., Ltd............      23,000          62,083
 Chudenko Corp.........................................       4,000          49,435
 Chugoku Bank, Ltd.....................................      14,400         103,998
 Chuo Trust and Banking Co., Ltd.......................      21,000          66,353
 Citizen Watch Co., Ltd................................      19,000         155,058
 *Coca-Cola West Japan Co., Ltd........................       2,000          48,388
 Cosmo Oil Co., Ltd....................................      37,000          84,508
 Dai Nippon Pharmaceutical Co., Ltd....................       8,000         121,620
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      24,000          71,065
 Daicel Chemical Industries, Ltd.......................      25,000          79,443
 Daido Steel Co., Ltd..................................      25,000          65,676
 Dai-Ichi Pharmaceutical Co., Ltd......................       2,000          55,249
 Daimaru, Inc..........................................      18,000          48,912
 Daio Paper Corp.......................................       6,000          49,182
 Daishi Bank, Ltd......................................      23,000          80,978
 Daito Trust Construction Co., Ltd.....................       8,100         133,085
 Daiwa Bank, Ltd.......................................     110,000         202,580
 Daiwa House Industry Co., Ltd.........................      35,000         221,809
 Daiwa Securities Co., Ltd.............................      17,000         178,792
 Denki Kagaku Kogyo KK.................................       4,000          14,986
 Dowa Fire & Marine Insurance Co., Ltd.................      19,000          43,396
 Eighteenth Bank, Ltd..................................       2,000           7,132
 Ezaki Glico Co., Ltd..................................       6,000          40,408
 Fuji Photo Film Co., Ltd..............................       5,000         201,316
 Fujikura, Ltd.........................................      22,000         189,273
 Fukuoka City Bank, Ltd................................      14,000          56,748
 Fukuyama Transporting Co., Ltd........................      17,000          79,037
 Futaba Corp...........................................       3,000          94,519
 Futaba Industrial Co., Ltd............................       3,000          39,297
 General Sekiyu KK.....................................       7,037          46,502
 Gunma Bank, Ltd.......................................      31,000         160,637
                                                            SHARES           VALUE+
                                                            ------           ------
 Gunze, Ltd............................................       9,000    $     34,124
 Hachijuni Bank, Ltd...................................      35,000         190,528
 Hankyu Department Stores, Inc.........................      11,000          44,587
 Hanshin Electric Railway Co., Ltd.....................      21,000          55,547
 *Heiwa Corp...........................................       4,000          64,638
 Higo Bank, Ltd........................................      12,000          46,908
 *Hino Motors, Ltd.....................................      22,000          75,272
 Hiroshima Bank, Ltd...................................      37,000         133,275
 Hitachi Cable, Ltd....................................      22,000         210,524
 Hitachi Construction Machinery Co., Ltd...............       3,000          11,456
 Hitachi Maxell, Ltd...................................       6,000         120,790
 Hitachi Metals, Ltd...................................      18,000         140,723
 Hitachi, Ltd..........................................     177,000       1,688,968
 Hokkoku Bank, Ltd.....................................      21,000          88,723
 Hokuetsu Paper Mills, Ltd.............................       3,000          19,337
 *Hokuriku Bank, Ltd...................................      40,000          83,776
 House Foods Corp......................................       6,000          80,436
 Hyakugo Bank, Ltd. (105th Bank).......................      16,000          63,988
 Hyakujishi Bank, Ltd..................................      20,000         113,387
 Inax Corp.............................................      16,000          74,965
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      80,000         187,774
 *Itochu Corp..........................................      31,000         144,126
 Itoham Foods, Inc.....................................      11,000          41,211
 Iyo Bank, Ltd.........................................      19,000         108,061
 Izumiya Co., Ltd......................................       5,000          31,597
 JGC Corp..............................................      10,000          70,415
 Japan Airport Terminal Co., Ltd.......................       6,000          51,620
 *Japan Energy Corp....................................      67,000         146,979
 *Japan Radio..........................................       5,000          29,791
 Joyo Bank, Ltd........................................      60,000         200,413
 Juroku Bank, Ltd......................................      21,000          87,396
 Kagoshima Bank, Ltd...................................      12,000          51,457
 Kajima Corp...........................................      21,000          60,666
 Kamigumi Co., Ltd.....................................      18,000          85,311
 Kandenko Co., Ltd.....................................      10,000          52,360
 Kansai Paint Co., Ltd., Osaka.........................      10,000          31,145
 Katokichi Co., Ltd....................................       1,000          25,819
 *Kawasaki Heavy Industries, Ltd.......................      85,000         109,731
 Kawasaki Steel Corp...................................     208,000         247,862
 Kinden Corp...........................................      15,000          90,863
 Kissei Pharmaceutical Co., Ltd........................       3,000          63,374
 Kiyo Bank, Ltd........................................      16,000          41,166
 Koa Fire & Marine Insurance Co., Ltd..................      17,000          60,007
 *Kobe Steel, Ltd......................................     169,000         100,694
 Koito Manufacturing Co., Ltd..........................       6,000          26,325
 Kokusai Securities Co., Ltd...........................      15,000         124,581
 Kokuyo Co., Ltd.......................................       7,000         100,414
 Komatsu, Ltd..........................................      59,000         295,077
 Komori Corp...........................................       5,000          78,992
 Konica Corp...........................................      18,000         151,935
 Kubota Corp...........................................      88,000         313,800
 Kyushu Matsushita Electric Co., Ltd...................       9,000          82,711
 Lintec Corp...........................................       2,000          21,811
 Lion Corp.............................................      20,000          75,651
 Makita Corp...........................................       8,000          63,916
 *Marubeni Corp........................................      95,000         226,413

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Marui Co., Ltd........................................      20,000    $    257,829
 Maruichi Steel Tube, Ltd..............................       5,000          73,575
 Matsushita Electric Industrial Co., Ltd...............      60,000       1,505,807
 Mazda Motor Corp......................................      78,000         183,080
 Michinoku Bank, Ltd...................................       9,000          54,843
 Mitsubishi Gas Chemical Co., Inc......................      30,000         110,498
 Mitsubishi Heavy Industries, Ltd......................     229,000       1,000,585
 Mitsubishi Materials Corp.............................      66,000         187,088
 *Mitsubishi Motors Corp...............................      62,000         184,705
 Mitsubishi Rayon Co. Ltd..............................      20,000          67,165
 Mitsui Chemicals, Inc.................................      50,000         240,135
 Mitsui Marine & Fire Insurance Co., Ltd...............       7,000          41,139
 Mizuho Holdings, Inc..................................          31         200,657
 Mori Seiki Co., Ltd...................................       6,000          67,436
 Musashino Bank, Ltd...................................       1,700          65,071
 Mycal Corp............................................      18,000          41,112
 NHK Spring Co., Ltd...................................      16,000          77,999
 *NKK Corp.............................................     231,000         156,404
 NOK Corp..............................................       2,000          22,569
 NTN Corp..............................................      27,000          80,680
 Nagase & Co., Ltd.....................................       7,000          32,924
 Nanto Bank, Ltd.......................................      16,000          55,755
 National House Industrial Co., Ltd....................      11,000          71,995
 New Japan Securities Co., Ltd.........................      21,000          69,576
 Nichido Fire and Marine Insurance Co., Ltd............      28,000         140,036
 Nichirei Corp.........................................      19,000          93,138
 Nippon Kayaku Co., Ltd................................      11,000          72,392
 Nippon Meat Packers, Inc., Osaka......................       6,000          82,332
 Nippon Mitsubishi Oil Company.........................      99,000         544,284
 Nippon Paint Co., Ltd.................................      16,000          50,266
 Nippon Sanso Corp.....................................      18,000          83,849
 Nippon Sheet Glass Co., Ltd...........................       7,000          98,266
 Nippon Shinpan Co., Ltd...............................      15,000          20,583
 Nippon Shokubai Co., Ltd..............................      11,000          47,666
 Nishimatsu Construction Co., Ltd......................      14,000          48,659
 Nishi-Nippon Bank, Ltd................................      27,000         107,492
 *Nissan Fire..........................................      10,000          30,965
 *Nissan Motor Co., Ltd................................      25,000         152,792
 Nissei Sangyo Co., Ltd................................       5,000          57,280
 Nisshin Steel Co., Ltd................................      57,000          48,370
 Nisshinbo Industries, Inc.............................      16,000          75,976
 *Nissho Iwai Corp.....................................      50,000          48,298
 *Noritsu Koki Co., Ltd................................       1,000          22,569
 Noritz Corp...........................................       1,000           8,378
 North Pacific Bank, Ltd...............................      18,000         121,873
 Obayashi Corp.........................................      45,000         210,434
 Okumura Corp..........................................      14,000          44,235
 Omron Corp............................................       2,000          45,138
 Onward Kashiyama Co., Ltd.............................      11,000          76,067
 Pioneer Electronic Corp...............................       5,000         159,789
 Q.P. Corp.............................................       9,000          78,811
 Rengo Co., Ltd........................................      13,000          51,403
 Rinnai Corp...........................................       1,400          25,846
 Ryosan Co., Ltd.......................................       2,000          35,912
 Sakata Seed...........................................       1,000          17,685
 Sakura Bank, Ltd......................................      73,000         421,770
 San In Godo Bank, Ltd.................................      11,000          50,546
 Sanwa Shutter Corp....................................      11,000          26,018
                                                            SHARES           VALUE+
                                                            ------           ------
 Sanyo Electric Co., Ltd...............................     112,000    $    872,574
 Sanyo Shinpan Finance Co., Ltd........................       2,000          54,527
 Sapporo Breweries, Ltd................................      21,000          64,457
 Seino Transportation Co., Ltd.........................       8,000          36,544
 Sekisui Chemical Co., Ltd.............................      32,000         101,109
 Sekisui House, Ltd....................................      48,000         465,392
 Seventy-seven (77) Bank, Ltd..........................      21,000         137,825
 Shiga Bank, Ltd.......................................      14,000          61,298
 Shikoku Bank, Ltd.....................................      13,000          72,645
 Shima Seiki Manufacturing Co., Ltd....................       2,000          34,666
 Shimachu Co., Ltd.....................................       3,000          40,381
 Shimadzu Corp.........................................      17,000          58,932
 Shimizu Corp..........................................      18,000          55,249
 Showa Shell Sekiyu KK.................................      23,000         114,199
 Snow Brand Milk Products Co., Ltd.....................      20,000          68,249
 Stanley Electric Co., Ltd.............................       7,000          79,940
 Sumitomo Forestry Co., Ltd............................      10,000          61,388
 *Sumitomo Metal Industries, Ltd. Osaka................     246,000         157,676
 Sumitomo Metal Mining Co., Ltd........................      34,000         170,044
 Sumitomo Osaka Cement Co., Ltd........................       4,000          16,719
 Sumitomo Realty & Development Co., Ltd................      27,000         146,979
 *Sumitomo Rubber......................................       8,000          35,388
 Sumitomo Trust & Banking Co., Ltd.....................      18,000         123,823
 Suruga Bank, Ltd......................................       4,000          40,624
 Suzuken Co., Ltd......................................         800          27,877
 Taiheiyo Cement Corp..................................      55,000          91,360
 Taisei Corp...........................................      57,000          92,109
 Takara Standard Co., Ltd..............................       1,000           3,918
 Takashimaya Co., Ltd..................................      19,000         137,048
 Tanabe Seiyaku Co., Ltd...............................      13,000         106,445
 Teikoku Oil Co., Ltd..................................      20,000          95,332
 Thermal Engineering Co., Ltd..........................       1,000           7,484
 Toda Corp.............................................      19,000          97,598
 Toho Bank, Ltd........................................      11,000          40,119
 Tokuyama Corp.........................................      10,000          43,062
 Tokyo Style Co., Ltd..................................       6,000          54,491
 Toppan Printing Co., Ltd..............................      47,000         409,023
 Toray Industries, Inc.................................      59,000         235,955
 Toshiba TEC Corp......................................      17,000          55,249
 Tostem Corp...........................................      14,000         200,702
 Toto, Ltd.............................................      25,000         179,198
 Toyo Seikan Kaisha, Ltd...............................      15,000         258,641
 Toyo Suisan Kaisha, Ltd...............................       6,000          46,528
 Toyo Trust & Banking Co., Ltd.........................      50,000         162,497
 Toyobo Co., Ltd.......................................      46,000          96,343
 Toyoda Machine Works, Ltd.............................       8,000          47,666
 Toyota Tsusho Corp....................................      17,000          58,318
 UNY Co., Ltd..........................................      11,000         145,579
 *Victor Co. of Japan, Ltd.............................      15,000         108,738
 Wacoal Corp...........................................       9,000          80,517
 Yamagata Bank, Ltd....................................      12,000          57,632
 Yamaguchi Bank........................................      11,000          68,321
 Yamaha Corp...........................................      13,000         132,029
 Yamatake-Honeywell Co., Ltd...........................       5,000          56,423
 Yamazaki Baking Co., Ltd..............................      13,000          93,066
 Yasuda Trust & Banking Co., Ltd.......................      85,000          75,200
 Yodogawa Steel Works, Ltd.............................       5,000          10,382
 Yokogawa Electric Corp................................      14,000         116,908

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Yokohama Rubber Co., Ltd..............................      21,000    $     47,205
 *Zexel Corp...........................................      19,000          24,013
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,231,679)...................................                  26,852,914
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $943,184).....................................                     946,573
                                                                       ------------
TOTAL -- JAPAN
  (Cost $26,174,863)...................................                  27,799,487
                                                                       ------------

UNITED KINGDOM -- (19.8%)
COMMON STOCKS -- (18.6%)

                                                            ------           ------
 3I Group P.L.C........................................      33,058         586,725
 Abbey National P.L.C..................................      67,538       1,057,948
 Aggregate Industries P.L.C............................      93,185          86,525
 Alliance & Leicester P.L.C............................      38,000         355,534
 Allied Domecq P.L.C...................................      80,900         495,147
 Antofagasta Holdings P.L.C............................       8,200          44,870
 Arriva P.L.C..........................................      12,140          45,089
 Associated British Foods P.L.C........................      59,920         411,122
 Associated British Ports Holdings P.L.C...............      25,900         121,897
 BAA P.L.C.............................................      83,594         712,202
 BG Group P.L.C........................................     277,000       1,124,033
 BPB P.L.C.............................................      34,700         116,828
 Barratt Developments P.L.C............................      13,000          58,235
 Bass P.L.C............................................      66,400         700,317
 Beazer Group P.L.C....................................       3,000           5,699
 Berkeley Group P.L.C..................................       9,640          95,728
 Blue Circle Industries P.L.C..........................      57,118         373,679
 Bodycote International P.L.C..........................      15,130          41,181
 Britannic P.L.C.......................................      14,800         222,918
 British Airways P.L.C.................................      82,000         464,973
 British Land Co. P.L.C................................      39,200         255,622
 British Vita P.L.C....................................      10,300          23,216
 Brixton Estate P.L.C..................................      18,300          62,520
 Burford Holdings P.L.C................................       4,000           5,982
 CGU P.L.C.............................................     108,763       1,642,043
 *Canary Wharf Group P.L.C.............................      33,000         251,915
 Caradon P.L.C.........................................      13,736          38,360
 Carillion P.L.C.......................................       3,101           4,836
 Chelsfield P.L.C......................................      18,152          99,713
 Chorion P.L.C.........................................       1,168             567
 Cookson Group P.L.C...................................       9,371          24,111
 Corus Group P.L.C.....................................     171,600         139,266
 Debenhams P.L.C.......................................      28,341         113,297
 *Elementis P.L.C......................................      10,194          10,838
 Enterprise Oil P.L.C..................................       3,000          25,092
 Glynwed International P.L.C...........................      11,000          30,408
 Great Universal Stores P.L.C..........................      76,200         570,351
 Halifax P.L.C.........................................     170,000       1,585,727
 Hammerson P.L.C.......................................      21,400         134,695
 Hanson P.L.C..........................................      55,700         302,023
 Hilton Group P.L.C....................................     114,000         303,012
 IMI P.L.C.............................................      27,000          81,526
 *Innogy Holdings PLC..................................      55,800         146,339
 Johnson Matthey P.L.C.................................       5,000          75,842
 LaPorte P.L.C.........................................       6,000          47,631
 *LaPorte P.L.C. Redeemable Series B...................      54,000             689
 Lasmo P.L.C...........................................     101,900         253,155
                                                            SHARES           VALUE+
                                                            ------           ------
 *Lattice Group PLC....................................     213,000    $    449,904
 Lex Service P.L.C.....................................       5,600          28,222
 Liberty International P.L.C...........................      34,700         241,828
 London Merchant Securities P.L.C......................      13,000          29,025
 Lonmin P.L.C..........................................       4,436          60,935
 Marks & Spencer P.L.C.................................     227,600         630,772
 Millennium and Copthorne Hotels P.L.C.................      20,647         120,589
 Morgan Crucible Company P.L.C.........................      18,355          78,060
 Morrison (Wm.) Supermarkets P.L.C.....................      10,019          26,417
 National Power P.L.C..................................      84,600         308,217
 Northern Foods P.L.C..................................      27,000          55,116
 Northern Rock P.L.C...................................      25,000         146,456
 P&O Princess Cruises P.L.C............................      40,940         147,993
 Peninsular & Oriental Steam Navigation Co.............      52,655         238,300
 Pilkington P.L.C......................................      93,057         134,556
 Pillar Property P.L.C.................................       1,700           8,796
 Powergen P.L.C........................................      49,664         409,749
 RMC Group P.L.C.......................................      19,000         152,718
 Railtrack Group P.L.C.................................      38,356         514,917
 Rank Group P.L.C......................................      52,000         130,476
 Rexam P.L.C...........................................      30,167          96,648
 Rio Tinto P.L.C.......................................      16,692         249,640
 Rolls-Royce P.L.C.....................................     120,439         348,298
 Royal & Sun Alliance Insurance Group P.L.C............     113,381         866,329
 Safeway P.L.C.........................................      79,435         362,595
 Sainsbury (J.) P.L.C..................................     145,846         857,501
 Scottish & Newcastle P.L.C............................      49,000         366,067
 Signet Group P.L.C....................................      45,000          36,202
 Slough Estates P.L.C..................................      31,300         173,046
 Smith (David S.) Holdings P.L.C.......................      14,000          29,273
 Smith (W.H.) P.L.C....................................      19,000         117,973
 Stagecoach Holdings P.L.C.............................     106,554          88,365
 Tate & Lyle P.L.C.....................................      36,500         128,321
 Taylor Woodrow P.L.C..................................      29,067          72,934
 Thistle Hotels P.L.C..................................      27,000          44,016
 Trinity P.L.C.........................................      21,960         145,846
 Unigate P.L.C.........................................      10,700          34,129
 Vodafone Group P.L.C..................................     210,000         718,192
 Weir Group P.L.C......................................       3,000           8,548
 Whitbread P.L.C.......................................      38,991         309,118
 Wilson Bowden P.L.C...................................       4,000          40,543
 Wimpey (George) P.L.C.................................      29,200          63,333
 Wolseley P.L.C........................................      43,330         237,713
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,604,034)...................................                  22,657,102
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (1.2%)
 *British Pound Sterling
   (Cost $1,463,030)...................................                   1,460,284
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $24,067,064)...................................                  24,117,386
                                                                       ------------

FRANCE -- (9.9%)
COMMON STOCKS -- (9.9%)

                                                            ------           ------
 AGF (Assurances Generales de France SA)...............      16,500       1,026,968
 Air Liquide...........................................       2,045         267,559
 Banque Nationale de Paris.............................      15,700       1,213,611

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bouygues..............................................       1,600    $     70,336
 *Bull SA..............................................      10,200          55,050
 *Credit Industriel et Commercial......................       1,212         119,747
 *Credit Lyonnais SA...................................      11,900         404,515
 De la Rue Imperiale de Lyon...........................          29          53,720
 Dior (Christian) SA...................................       4,800         214,560
 Eiffage SA............................................         800          40,391
 Eridania Beghin-Say SA................................       1,900         190,204
 Esso SA...............................................         800          45,266
 *Euro Disney SCA......................................      65,450          34,754
 Faurecia SA...........................................         800          32,034
 Fimalac SA............................................       1,500          49,631
 Fonciere Lyonnaise SA.................................       3,200          81,479
 Fromageries Bel la Vache qui Rit......................         100          38,737
 GTM Entrepose.........................................         200          24,565
 Generale des Establissements Michelin SA Series B.....      12,100         347,589
 Groupe Danone.........................................       5,300         704,501
 Groupement pour le Financement de la Construction
   SA..................................................       1,400         119,432
 Imerys................................................       1,100         111,075
 L'Oreal...............................................      10,550         843,985
 LaFarge SA............................................       9,400         705,755
 LaFarge SA Prime Fidelite 2002........................       1,550         116,375
 Lapeyre SA............................................       1,500          78,736
 Pechiney SA Series A..................................       2,800         109,317
 Pernod-Ricard SA......................................       5,000         279,865
 Peugeot SA............................................       4,000         826,275
 Rallye SA.............................................       2,500         140,259
 Remy Cointreau SA.....................................       1,535          54,852
 SEB SA................................................         400          20,544
 SEB SA Prime Fidelite 2002............................         900          46,223
 SGE (Societe Generale d'Enterprise SA)................       2,160         116,671
 Saint-Gobain..........................................       6,400         883,031
 Societe des Ciments de Francais.......................       2,800         126,988
 Societe Generale, Paris...............................      31,200       1,683,888
 Sommer-Allibert SA....................................         600          29,118
 Ste BIC...............................................       1,900          67,977
 Thomson-CSF...........................................       1,800          78,345
 UNIBAIL (Union du Credit Bail Immobiliere )...........       1,100         161,825
 Usinor................................................      16,600         176,148
 Valeo SA..............................................       6,100         281,432
                                                                       ------------
TOTAL -- FRANCE
  (Cost $12,345,693)...................................                  12,073,333
                                                                       ------------

GERMANY -- (7.3%)
COMMON STOCKS -- (7.3%)

                                                            ------           ------
 AGIV AG fuer Industrie & Verkehrswesen................         400           4,004
 *Audi AG (Vormals Ausid-NSU Auto Union AG)............         500          31,338
 BASF AG...............................................      20,750         792,054
 BHW Holding AG, Berlin................................       7,300         177,929
 Bankgesellschaft Berlin AG............................       7,350          98,851
 Bayer AG..............................................      17,500         773,871
 Bayerische Motorenwerke AG............................       2,600          79,668
 Bayerische Vereinsbank AG.............................      13,100         670,526
 Bilfinger & Berger Bau AG, Mannheim...................         300           3,163
 Commerzbank AG........................................      19,950         501,889
                                                            SHARES           VALUE+
                                                            ------           ------
 Continental AG........................................       5,100    $     74,362
 DBV Holding AG........................................         400          13,580
 DaimlerChrysler AG, Stuttgart.........................      33,500       1,316,647
 Degussa-Huels AG......................................       4,500         133,578
 Deutsche Bank AG......................................      11,900         873,256
 Deutsche Lufthansa AG.................................       8,650         191,633
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       1,400          88,355
 Dresdner Bank AG......................................      12,400         466,308
 *Ergo Versicherungs Gruppe AG.........................       1,800         244,435
 FPB Holding AG........................................         300          40,504
 Fresenius Medical Care AG.............................         600          50,663
 Gehe AG...............................................         900          33,022
 Heidelberger Druckmaschinen AG........................       1,100          62,719
 Heidelberger Zement AG, Heidelberg....................       1,920          88,264
 Hochtief AG...........................................       2,050          41,044
 Hoechst AG............................................       9,600         297,501
 Kamps AG, Duesseldorf.................................       2,000          24,983
 Linde AG..............................................       3,933         180,598
 MAN AG................................................       4,450         119,698
 Merck KGAA............................................       1,200          47,529
 Rwe AG (NEU) Series A.................................       1,750          75,559
 *SKW Trostberg AG.....................................       4,700          31,503
 Stinnes AG............................................       2,200          55,346
 *Suedzucker AG........................................       2,500          25,680
 Thyssen Krupp AG......................................      17,100         227,004
 Veba AG...............................................      10,200         578,826
 Vereins & Westbank AG.................................         600          16,714
 Volkswagen AG.........................................       7,450         372,250
                                                                       ------------
TOTAL -- GERMANY
  (Cost $9,676,870)....................................                   8,904,854
                                                                       ------------

SWITZERLAND -- (6.5%)
COMMON STOCKS -- (5.7%)

                                                            ------           ------
 Ascom Holding AG......................................       2,000         135,676
 Baloise-Holding, Basel................................         870         911,226
 Ciba Spezialitaetenchemie Holding AG..................       9,800         584,358
 Credit Suisse Holding, Zuerich (Namen)................       1,120         195,189
 Financiere Richemont AG...............................          95         262,218
 Fischer (Georg) AG, Schaffhausen (Namen)..............         510         128,987
 Helvetia Patria Holding, St. Gallen...................         240         221,230
 Jelmoli Holding AG, Zuerich...........................          40          55,768
 Lonza Group AG, Zuerich...............................         410         218,730
 Rieters Holdings......................................         440         122,057
 Sairgroup, Zuerich....................................       1,880         278,358
 *Saurer AG, Arbon.....................................         150          65,678
 Schindler Holding AG, Hergiswil Partizipsch...........          75         111,695
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................       1,360       1,074,994
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................         120          75,011
 Sika Finanz AG, Baar..................................         240          60,216
 *Sulzer AG, Winterthur................................         540         343,149
 Sulzer Medic AG.......................................         660         165,404
 Swatch Group AG.......................................          90         103,702
 Swisscom AG...........................................         670         160,190
 UBS AG................................................       3,860         533,717

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Unaxis Holding AG....................................         200    $     43,785
 Valora Holding AG.....................................         450          95,665
 Zurich Versicherungs-Gesellschaft - Allied AG.........       1,793         966,872
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,446,627)....................................                   6,913,875
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.8%)
 *Swiss Francs
   (Cost $1,038,978)...................................                   1,055,118
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $7,485,605)....................................                   7,968,993
                                                                       ------------

NETHERLANDS -- (4.7%)
COMMON STOCKS -- (4.7%)

                                                            ------           ------
 ABN-AMRO Holding NV...................................      35,692         748,781
 Asr Verzekeringsgroep NV..............................       2,516         228,873
 Buhrmann NV...........................................       6,734         166,772
 DSM NV................................................       6,832         197,864
 Fortis (NL)...........................................      10,248         301,524
 Hagemeyer NV..........................................       1,636          35,717
 Ing Groep NV..........................................      33,180       2,390,940
 *Ispat International NV...............................       1,400           4,875
 *KLM (Koninklijke Luchtvaart Mij) NV..................         230           4,355
 Koninklijke KPN NV....................................      23,146         311,899
 *Koninklijke Philips Electronics NV...................      26,367         872,420
 Koninklijke Vopak NV..................................       3,100          61,257
 NV Holdingsmij de Telegraaf...........................       3,400          65,853
 Oce NV................................................       5,071          78,353
 *United Pan-Europe Communications NV Series A.........       8,700          98,453
 Vedior NV, Amsterdam..................................       6,933          76,948
 Vendex KBB NV.........................................       6,071          85,138
 *Versatel Telecom International NV....................       1,940          19,421
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,367,326)....................................                   5,749,443
                                                                       ------------

ITALY -- (4.1%)
COMMON STOCKS -- (4.1%)

                                                            ------           ------
 *Alitalia Linee Aeree Italiane SpA Series A...........     150,000         270,289
 Assicurazioni Generali SpA, Trieste...................       3,640         132,923
 Banca di Roma.........................................     622,500         671,936
 Banca Popolare di Milano..............................      30,000         192,206
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................      22,000         249,153
 Banca Toscana.........................................      32,500         117,691
 Buzzi Unicem SpA......................................       8,000          61,353
 CIR SpA (Cie Industriale Riunite), Torino.............      17,500          43,568
 Cia Assicuratrice Unipol SpA..........................      29,500          91,676
 *Class Editore SpA....................................       9,000         101,378
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................     164,400         336,308
 Fiat SpA..............................................      42,000       1,027,360
 IFIL Finanziaria Partecipazioni SpA...................      29,000         237,297
 *Immsi SpA............................................       6,500           6,620
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      20,040         157,875
 Milano Assicurazioni SpA..............................      34,000         120,163
 Parmalat Finanziaria SpA..............................     140,000         224,240
                                                            SHARES           VALUE+
                                                            ------           ------
 RAS SpA (Riunione Adriatica di Sicurta)...............      35,700    $    475,474
 Rinascente per l'Esercizio di Grande Magazzini SpA....      30,000         165,046
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       7,000         129,791
 SNIA SpA..............................................      46,800         101,033
 Sirti SpA.............................................       6,500          11,260
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,727,780)....................................                   4,924,640
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
   Fiat SpA
   (Cost $47,699)......................................       3,000          46,615
                                                                       ------------
TOTAL -- ITALY
  (Cost $4,775,479)....................................                   4,971,255
                                                                       ------------

AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.4%)

                                                            ------           ------
 AMP, Ltd..............................................      10,949         108,038
 Amcor, Ltd............................................      54,886         146,303
 Boral, Ltd............................................      20,438          20,631
 CSR, Ltd..............................................      87,095         201,479
 Commonwealth Bank of Australia........................       9,796         163,229
 Goodman Fielder, Ltd..................................     112,320          74,997
 Hanson P.L.C..........................................       1,879           9,632
 MIM Holdings..........................................     152,921          88,439
 Mayne Nickless, Ltd...................................      24,203          68,613
 Mirvac, Ltd...........................................      44,144          79,305
 National Australia Bank, Ltd..........................      23,211         363,952
 Normandy Mining, Ltd..................................     155,298          72,668
 Orica, Ltd............................................      24,266          70,297
 Origin Energy, Ltd....................................      21,121          24,430
 Pacific Dunlop, Ltd...................................      93,774          73,954
 Paperlinx, Ltd........................................       5,241           9,369
 *Pasminco, Ltd........................................      56,902          21,540
 Quantas Airways, Ltd..................................      75,488         138,512
 Rio Tinto, Ltd........................................      19,089         263,811
 Santos, Ltd...........................................      53,467         173,443
 Seven Network, Ltd....................................      18,938          63,524
 Smith (Howard), Ltd...................................      17,283          79,054
 St. George Bank, Ltd..................................      29,046         202,343
 Suncorp-Metway Limited................................       4,757          26,393
 WMC, Ltd..............................................      97,709         371,927
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,098,890)....................................                   2,915,883
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.3%)
 *Australian Dollar
   (Cost $420,427).....................................                     422,598
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP Ltd. Contingent Rights
   (Cost $0)...........................................      10,499               0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $3,519,317)....................................                   3,338,481
                                                                       ------------

SPAIN -- (2.5%)
COMMON STOCKS -- (2.5%)

                                                            ------           ------
 Aceralia Corporacion Siderurgica SA...................      19,100         148,142
 Acerinox SA...........................................      10,000         260,278
 Aguas de Barcelona SA.................................       9,200         116,124

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Aguas de Barcelona SA Issue 2000......................          92    $      1,152
 Aumar (Autopistas del Mare Nostrum SA)................      10,200         153,697
 Autopistas Concesionaria Espanola SA..................      47,777         366,405
 Azucarera Ebro Agricolas SA...........................       7,600          86,468
 Banco Pastor SA, La Coruna............................         500          19,847
 Cementos Portland SA..................................       1,100          23,948
 Cia Espanola de Petroleous SA.........................      46,000         359,985
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       9,200         168,180
 Endesa SA, Madrid.....................................      19,000         307,468
 Fomento de Construcciones y Contratas SA..............      20,600         367,611
 Grupo Dragados SA, Madrid.............................      18,800         186,565
 Grupo Ferrovial SA....................................       2,300          26,028
 Hidroelectrica del Cantabrico SA......................      12,400         228,944
 Metrovacesa SA........................................       7,900         101,985
 Repsol SA.............................................       1,700          27,791
 *Vallehermoso SA......................................      19,700         108,209
                                                                       ------------
TOTAL -- SPAIN
  (Cost $3,427,223)....................................                   3,058,827
                                                                       ------------

FINLAND -- (2.4%)
COMMON STOCKS -- (2.4%)

                                                            ------           ------
 Fortum Oyj............................................      94,792         335,015
 Huhtamaki Van Leer Oyj................................       5,900         134,613
 Kemira Oyj............................................      12,700          59,478
 Kesko Oyj.............................................      22,100         207,578
 Metra Oyj Series B....................................       3,700          61,518
 Metsa-Serla Oyj Series B..............................      30,800         209,128
 Metso Oyj.............................................      24,868         234,875
 Outokumpu Oyj Series A................................      17,000         128,006
 Pohjola Group Insurance Corp. Series A................       6,300         241,850
 Rautaruukki Oy Series K...............................       2,100           6,654
 Sanitec Oyj...........................................       1,094           7,142
 Stora Enso Oyj Series A...............................      18,800         187,383
 Stora Enso Oyj Series R...............................      48,500         484,675
 Upm-Kymmene Oyj.......................................      23,500         675,070
                                                                       ------------
TOTAL -- FINLAND
  (Cost $3,341,836)....................................                   2,972,985
                                                                       ------------

SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)

                                                            ------           ------
 Assidomaen AB.........................................      11,350         194,662
 Atlas Copco AB Series A...............................      13,200         281,015
 Atlas Copco AB Series B...............................       6,600         134,914
 Avesta Sheffield AB...................................       7,400          21,104
 Electrolux AB Series B................................      14,600         202,360
 Gambro AB Series A....................................      24,200         165,297
 Gambro AB Series B....................................       7,900          53,567
 Holmen AB Series B....................................       8,500         209,350
 Kinnevik Industrifoervaltnings AB Series B............       1,100          18,647
 NCC AB Series B.......................................       9,900          66,634
 Perstorp AB Series B..................................       4,900          33,713
 Skandinaviska Enskilda Banken Series A................      23,000         246,544
 Svedala Industri AB...................................       2,400          35,179
 Svenska Cellulosa AB Series B.........................      22,100         434,127
 Svenska Kullagerfabriken AB Series A..................       4,700          61,629
                                                            SHARES           VALUE+
                                                            ------           ------
 Svenska Kullagerfabriken AB Series B..................       5,400    $     76,730
 Trelleborg AB Series B................................       5,300          38,051
 Volvo AB Series A.....................................      13,300         190,973
 Volvo AB Series B.....................................      29,200         433,837
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,541,598)....................................                   2,898,333
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $26,880)......................................                      27,057
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $3,568,478)....................................                   2,925,390
                                                                       ------------

HONG KONG -- (1.8%)
COMMON STOCKS -- (1.7%)

                                                            ------           ------
 Amoy Properties, Ltd..................................     237,000         209,669
 China Overseas Land & Investment, Ltd.................     238,000          25,938
 City e Solutions, Ltd.................................      22,500           1,125
 Great Eagle Holdings, Ltd.............................      44,516          65,637
 Hang Lung Development Co., Ltd........................     116,000          87,006
 Hong Kong and Shanghai Hotels, Ltd....................      31,500          17,165
 Hysan Development Co., Ltd............................      78,000          94,006
 Kerry Properties, Ltd.................................      91,000          94,507
 New World Development Co., Ltd........................     161,000         168,236
 *New World Infrastructure, Ltd........................      38,400          30,033
 Shangri-La Asia, Ltd..................................     180,000         181,167
 Sino Land Co., Ltd....................................     297,115         121,902
 Swire Pacific, Ltd. Series A..........................      68,500         439,133
 Tsim Sha Tsui Properties, Ltd.........................     100,000          64,107
 Wharf Holdings, Ltd...................................     213,600         434,077
 Wheelock and Co., Ltd.................................     178,000         119,816
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,454,338)....................................                   2,153,524
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *Hong Kong Dollars
   (Cost $81,463)......................................                      81,462
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $2,535,801)....................................                   2,234,986
                                                                       ------------
EMU -- (1.8%)
INVESTMENT IN
  CURRENCY -- (1.8%)
 *Euro Currency
   (Cost $2,100,567)...................................                   2,145,047
                                                                       ------------

SINGAPORE -- (1.1%)
COMMON STOCKS -- (0.9%)

                                                            ------           ------
 Centrepoint Properties, Ltd...........................     119,050         114,709
 City Developments, Ltd................................      43,000         196,129
 Fraser & Neave, Ltd...................................      31,000         113,116
 Keppel Corp., Ltd.....................................      88,000         168,580
 Keppel Land, Ltd......................................      73,000         107,797
 Keppel Tatlee Bank, Ltd...............................     137,000         240,577
 *Neptune Orient Lines, Ltd............................     141,000         110,938
 Singapore Land, Ltd...................................      35,000          70,241
 United Industrial Corp., Ltd..........................      45,000          20,653
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,294,551)....................................                   1,142,740
                                                                       ------------

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN
  CURRENCY -- (0.2%)
 *Singapore Dollars
   (Cost $210,674).....................................                $    210,750
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $1,505,225)....................................                   1,353,490
                                                                       ------------

DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)

                                                            ------           ------
 Carlsberg A.S. Series B...............................       2,960         145,818
 Danisco A.S...........................................       2,970         111,640
 Danske Bank A.S.......................................      38,536         629,797
 FLS Industries........................................       1,440          20,227
 Jyske Bank A.S........................................       2,640          48,077
 *Nordic Baltic Holding AB.............................      21,596         154,287
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $793,618)......................................                   1,109,846
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $3,215).......................................                       3,163
                                                                       ------------
TOTAL -- DENMARK
  (Cost $796,833)......................................                   1,113,009
                                                                       ------------

BELGIUM -- (0.7%)
COMMON STOCKS -- (0.7%)

                                                            ------           ------
 *AGFA-Gevaert NV, Mortsel.............................       2,800          67,028
 Bekaert SA............................................       2,300          94,101
 Fortis AG Series B....................................       2,200          64,845
 Heidelberger Zement AG................................         466          21,175
 *Heidelberger Zement AG VVPR..........................         466               4
 Solvay SA.............................................       8,600         410,248
 Tessenderlo Chemie....................................       3,000          79,128
 Union Miniere SA......................................       2,700          95,071
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $1,015,685)....................................                     831,600
                                                                       ------------

NORWAY -- (0.5%)
COMMON STOCKS -- (0.4%)

                                                            ------           ------
 Bergesen Dy ASA Series A..............................       4,600          79,379
 Christiania Bank Og Kreditkasse.......................       3,700          19,154
 Den Norske Bank ASA Series A..........................      38,500         177,303
 Elkem ASA.............................................       5,100          81,131
 Norske Skogindustrier ASA Series A....................       1,900          71,721
 *Petroleum Geo Services ASA...........................       4,400          51,251
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $465,763)......................................                     479,939
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $102,741).....................................                     104,102
                                                                       ------------
TOTAL -- NORWAY
  (Cost $568,504)......................................                     584,041
                                                                       ------------

PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)

                                                            ------           ------
 Banco Comercial Portugues SA..........................      10,000          49,967
 Banco Espirito Santo e Comercial de Lisboa............       8,116         126,180
                                                            SHARES           VALUE+
                                                            ------           ------
 Cimpor Cimentos de Portugal SA........................       6,360    $    146,713
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       4,800          53,274
 Portugal Telecom SA...................................      13,000         106,375
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $440,434)......................................                     482,509
                                                                       ------------

IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)

                                                            ------           ------
 Allied Irish Banks P.L.C..............................       3,514          38,237
 Bank of Ireland.......................................       3,968          32,641
 Independent News & Media P.L.C........................      24,428          64,857
 Irish Permanent P.L.C.................................      13,278         146,214
 Jefferson Smurfit Group P.L.C.........................      85,525         136,242
                                                                       ------------
TOTAL -- IRELAND
  (Cost $470,699)......................................                     418,191
                                                                       ------------

AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)

                                                            ------           ------
 Bank Austria AG.......................................       1,478          72,307
 Voest-Alpine Stahl AG.................................       4,062          94,233
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $202,226)......................................                     166,540
                                                                       ------------

NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)

                                                            ------           ------
 Carter Holt Harvey, Ltd...............................      75,400          54,430
 Lion Nathan, Ltd......................................      23,800          52,226
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $132,129)......................................                     106,656
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $1,795).......................................                       1,601
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $133,924)......................................                     108,257
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (7.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $8,855,925) to be
   repurchased at $8,725,452.
   (Cost $8,724,000)...................................    $  8,724       8,724,000
                                                                       ------------
TOTAL INVESTMENTS - (100.0%)
  (Cost $122,243,652)++................................                $122,042,104
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $122,466,063.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                          THE TAX-MANAGED  THE TAX-MANAGED   THE TAX-MANAGED    THE TAX-MANAGED
                                          U.S. MARKETWIDE     U.S. 5-10      U.S. 6-10 SMALL   DFA INTERNATIONAL
                                          VALUE PORTFOLIO  VALUE PORTFOLIO  COMPANY PORTFOLIO   VALUE PORTFOLIO
                                          ---------------  ---------------  -----------------  -----------------
ASSETS:
Investments at Value....................    $   259,532      $   439,146       $   168,112        $   122,042
Collateral for Securities Loaned........             --            8,457             8,490              3,005
Cash....................................             --               --                --                 15
Receivables:
  Dividends, Interest and Tax Reclaims..             --              640               136                258
  Investment Securities Sold............             --               57               126                 --
  Fund Shares Sold......................            402            3,139               132                195
Prepaid Expenses and Other Assets.......             11                1                11                 13
                                            -----------      -----------       -----------        -----------
    Total Assets........................        259,945          451,440           177,007            125,528
                                            -----------      -----------       -----------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......             --            8,457             8,490              3,005
  Investment Securities Purchased.......            399            6,563             4,585             11,080
  Fund Shares Redeemed..................              3              410                74                  6
Accrued Expenses and Other Liabilities..             86              281               119                 87
                                            -----------      -----------       -----------        -----------
    Total Liabilities...................            488           15,711            13,268             14,178
                                            -----------      -----------       -----------        -----------
                                            -----------      -----------       -----------        -----------
NET ASSETS..............................    $   259,457      $   435,729       $   163,739        $   111,350
                                            ===========      ===========       ===========        ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............     24,081,074       36,060,084        12,639,436         10,919,927
                                            ===========      ===========       ===========        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................    $     10.77      $     12.08       $     12.95        $     10.20
                                            ===========      ===========       ===========        ===========
Investments at Cost.....................    $   243,047      $   399,782       $   159,013        $   122,244
                                            ===========      ===========       ===========        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                          THE TAX-MANAGED  THE TAX-MANAGED   THE TAX-MANAGED    THE TAX-MANAGED
                                          U.S. MARKETWIDE     U.S. 5-10      U.S. 6-10 SMALL   DFA INTERNATIONAL
                                          VALUE PORTFOLIO  VALUE PORTFOLIO  COMPANY PORTFOLIO   VALUE PORTFOLIO
                                          ---------------  ---------------  -----------------  -----------------
INVESTMENT INCOME
  Net Investment Income Received from
    The DFA Investment Trust Company....     $  3,806               --                --                 --
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0, $0 and $163,
    respectively).......................           --          $ 4,801           $   922            $ 1,760
  Interest..............................           --              536               237                264
  Income from Securities Lending........           --              251               249                 56
                                             --------          -------           -------            -------
      Total Investment Income...........        3,806            5,588             1,408              2,080
                                             --------          -------           -------            -------
EXPENSES
  Investment Advisory Services..........           --            1,887               663                389
  Administrative Fees...................          287               --                --                 --
  Accounting & Transfer Agent Fees......           73              149                57                103
  Custodian Fees........................           --               38                13                 85
  Legal Fees............................            3                6                 2                  1
  Audit Fees............................            1               45                12                 10
  Filing Fees...........................           81              107                50                 33
  Shareholders' Reports.................           10               21                 8                  6
  Directors Fees........................            2                4                 1                  1
  Other.................................            3                2                 3                  3
                                             --------          -------           -------            -------
      Total Expenses....................          460            2,259               809                631
                                             --------          -------           -------            -------
  NET INVESTMENT INCOME.................        3,346            3,329               599              1,449
                                             --------          -------           -------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Loss on Investment
    Securities Sold.....................      (13,062)          (6,536)           (5,648)            (1,059)
  Net Realized Loss on Foreign Currency
    Transactions........................           --               --                --               (128)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................       18,132           25,377             1,337               (326)
    Translation of Foreign Currency
      Denominated Amounts...............           --               --                --                (72)
                                             --------          -------           -------            -------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....        5,070           18,841            (4,311)            (1,585)
                                             --------          -------           -------            -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $  8,416          $22,170           $(3,712)           $  (136)
                                             ========          =======           =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                 THE TAX-MANAGED                THE TAX-MANAGED
                                                 U.S. MARKETWIDE                   U.S. 5-10
                                                 VALUE PORTFOLIO                VALUE PORTFOLIO
                                          -----------------------------  -----------------------------
                                             YEAR       DEC. 14, 1998       YEAR       DEC. 11, 1998
                                             ENDED            TO            ENDED            TO
                                           NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,
                                             2000            1999           2000            1999
                                          -----------  ----------------  -----------  ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................   $  3,346        $    672       $  3,329        $  1,186
  Net Realized Loss on Investment
    Securities Sold.....................    (13,062)           (784)        (6,536)         (1,321)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     18,132          (1,647)        25,377          13,987
                                           --------        --------       --------        --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........      8,416          (1,759)        22,170          13,852
                                           --------        --------       --------        --------
Distributions From:
  Net Investment Income.................     (2,721)           (371)        (1,377)             --
  Net Realized Gains....................         --              --             --              --
                                           --------        --------       --------        --------
    Total Distributions.................     (2,721)           (371)        (1,377)             --
                                           --------        --------       --------        --------
Capital Share Transactions (1):
  Shares Issued.........................    188,565         111,478        198,587         270,629
  Shares Issued in Lieu of Cash
    Distributions.......................      2,604             350          1,310              --
  Shares Redeemed.......................    (36,986)        (10,119)       (51,696)        (17,746)
                                           --------        --------       --------        --------
  Net Increase From Capital Shares
    Transactions........................    154,183         101,709        148,201         252,883
                                           --------        --------       --------        --------
    Total Increase......................    159,878          99,579        168,994         266,735
NET ASSETS
  Beginning of Period...................     99,579              --        266,735              --
                                           --------        --------       --------        --------
  End of Period.........................   $259,457        $ 99,579       $435,729        $266,735
                                           ========        ========       ========        ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     18,040          10,292         16,377          25,504
  Shares Issued in Lieu of Cash
   Distributions........................        246              31            118              --
  Shares Redeemed.......................     (3,561)           (967)        (4,272)         (1,667)
                                           --------        --------       --------        --------
                                             14,725           9,356         12,223          23,837
                                           ========        ========       ========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                 THE TAX-MANAGED             THE TAX-MANAGED
                                                 U.S. 6-10 SMALL            DFA INTERNATIONAL
                                                COMPANY PORTFOLIO            VALUE PORTFOLIO
                                          -----------------------------  ------------------------
                                             YEAR       DEC. 15, 1998       YEAR        APR. 16
                                             ENDED            TO            ENDED         TO
                                           NOV. 30,        NOV. 30,       NOV. 30,     NOV. 30,
                                             2000            1999           2000         1999
                                          -----------  ----------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................   $    599        $   125        $  1,449      $   120
  Net Realized Loss on Investment
    Securities Sold.....................     (5,648)          (521)         (1,059)          (1)
  Net Realized Loss on Foreign Currency
    Transactions........................         --             --            (128)         (27)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................      1,337          7,761            (326)         124
    Translation of Foreign Currency
      Denominated Amounts...............         --             --             (72)          17
                                           --------        -------        --------      -------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........     (3,712)         7,365            (136)         233
                                           --------        -------        --------      -------
Distributions From:
  Net Investment Income.................       (187)            --            (179)          --
  Net Realized Gains....................         --             --              --           --
                                           --------        -------        --------      -------
    Total Distributions.................       (187)            --            (179)          --
                                           --------        -------        --------      -------
Capital Share Transactions (1):
  Shares Issued.........................    117,059         62,862          83,762       40,399
  Shares Issued in Lieu of Cash
    Distributions.......................        181             --             179           --
  Shares Redeemed.......................    (16,876)        (2,953)        (11,518)      (1,390)
                                           --------        -------        --------      -------
  Net Increase From Capital Shares
    Transactions........................    100,364         59,909          72,423       39,009
                                           --------        -------        --------      -------
    Total Increase......................     96,465         67,274          72,108       39,242
NET ASSETS
  Beginning of Period...................     67,274             --          39,242           --
                                           --------        -------        --------      -------
  End of Period.........................   $163,739        $67,274        $111,350      $39,242
                                           ========        =======        ========      =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................      8,293          5,782           8,203        3,967
  Shares Issued in Lieu of Cash
   Distributions........................         14             --              17           --
  Shares Redeemed.......................     (1,185)          (265)         (1,133)        (134)
                                           --------        -------        --------      -------
                                              7,122          5,517           7,087        3,833
                                           ========        =======        ========      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP, INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                       THE TAX-MANAGED DFA
                    THE TAX-MANAGED U.S.        THE TAX-MANAGED U.S.      THE TAX-MANAGED U.S. 6-10    INTERNATIONAL VALUE
                 MARKETWIDE VALUE PORTFOLIO     5-10 VALUE PORTFOLIO       SMALL COMPANY PORTFOLIO          PORTFOLIO
                 ---------------------------  -------------------------  ---------------------------  ----------------------
                    YEAR      DEC. 14, 1998     YEAR     DEC. 11, 1998      YEAR      DEC. 15, 1998     YEAR      APR. 16,
                    ENDED           TO          ENDED          TO           ENDED           TO          ENDED        TO
                  NOV. 30,       NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,     NOV. 30,    NOV. 30,
                    2000           1999         2000          1999          2000           1999         2000        1999
----------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning of
  Period.......  $  10.64     $ 10.00         $  11.19    $  10.00        $  12.19      $ 10.00       $  10.24   $ 10.00
                 --------     -------         --------    --------        --------      -------       --------   -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
    Investment
    Income.....      0.17        0.10             0.09        0.05            0.05         0.02           0.13      0.03
  Net Gains
    (Losses) on
    Securities
    (Realized
    and
 Unrealized)...      0.12        0.61             0.86        1.14            0.74         2.17          (0.12)     0.21
                 --------     -------         --------    --------        --------      -------       --------   -------
      Total
        From
     Investment
  Operations...      0.29        0.71             0.95        1.19            0.79         2.19           0.01      0.24
----------------------------------------------------------------------------------------------------------------------------
LESS
  DISTRIBUTIONS
  Net
    Investment
    Income.....     (0.16)      (0.07)           (0.06)         --           (0.03)          --          (0.05)       --
  Net Realized
    Gains......        --          --               --          --              --           --             --        --
                 --------     -------         --------    --------        --------      -------       --------   -------
    Total
    Distributions...    (0.16)   (0.07)          (0.06)         --           (0.03)          --          (0.05)       --
----------------------------------------------------------------------------------------------------------------------------
Net Asset
  Value, End of
  Period.......  $  10.77     $ 10.64         $  12.08    $  11.19        $  12.95      $ 12.19       $  10.20   $ 10.24
============================================================================================================================
Total Return...      2.80%       7.02%#           8.50%      11.90%#          6.50%       21.90%#         0.04%     2.40%#
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End
  of Period
 (thousands)...  $259,457     $99,579         $435,729    $266,735        $163,739      $67,274       $111,350   $39,242
Ratio of
  Expenses to
  Average Net
  Assets.......      0.50%(1)    0.69%*(1)        0.60%       0.64%*          0.61%        0.78%*         0.81%     1.56%*
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.......      1.75%       1.27%*           0.88%       0.66%*          0.45%        0.37%*         1.86%     0.83%*
Portfolio
  Turnover
  Rate.........       N/A         N/A               50%         15%*            54%           9%*            6%        0%*
Portfolio
  Turnover Rate
  of Master
  Fund
  Series.......        39%         10%*            N/A+        N/A+            N/A+         N/A+           N/A+      N/A+
----------------------------------------------------------------------------------------------------------------------------

*             Annualized
#             Non-Annualized
(1)           Represents the combined ratios for the portfolio and its
              pro-rata share of its respective Master Fund Series.
N/A           Refer to the respective Master Fund Series
N/A+          Not applicable, as these Portfolios are stand-alone
              registered investment companies

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-eight portfolios, four of which (the "Portfolios") are included in this report. Of the remaining portfolios, thirty are presented in separate reports and four have not commenced operations.

    The Tax-Managed U.S. Marketwide Value Portfolio (the "Portfolio" or "Feeder Fund") invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a series of the DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 83% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

    The Tax-Managed U.S. 5-10 Value Portfolio, The Tax-Managed U.S. 6-10 Small Company Portfolio and The Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by The Tax-Managed 5-10 Value Portfolio and The Tax-Managed 6-10 Small Company Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    For the Tax-Managed U.S. Marketwide Value Portfolio, the investment reflects its proportionate interest in the net assets of The Tax-Managed U.S. Marketwide Value Series.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of The Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of The Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions of The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains, as applicable. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Tax-Managed U.S. Marketwide Value Portfolio accrues, on a daily basis, its respective share of income, net of expenses on its investment in The Tax-Managed U.S. Marketwide Value Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among its investors at the time of such determination.

    The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Fund. The Advisor provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2000, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The Tax-Managed U.S. 5-10 Value Portfolio...................  0.50 of 1%
The Tax-Managed U.S. 6-10 Small Company Portfolio...........  0.50 of 1%
The Tax-Managed DFA International Value Portfolio...........  0.50 of 1%

    For the year ended November 30, 2000, the Feeder Fund accrued daily and paid monthly to the Advisor an administrative fee at an effective annual rate of 0.15 of 1% of average daily net assets.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              ---------------------
                                                              PURCHASES     SALES
                                                              ---------   ---------
The Tax-Managed U.S. 5-10 Value Portfolio...................  $328,064    $183,467
The Tax-Managed U.S. 6-10 Small Company Portfolio...........   170,000      69,596
The Tax-Managed DFA International Value Portfolio...........    68,687       3,670

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The Tax-Managed U.S. Marketwide Value Portfolio.............       $41,107           $(25,494)      $15,613
The Tax-Managed U.S. 5-10 Value Portfolio...................        87,413            (48,952)       38,461
The Tax-Managed U.S. 6-10 Small Company Portfolio...........        27,906            (19,371)        8,535
The Tax-Managed DFA International Value Portfolio...........         9,297             (9,721)         (424)

    At November 30, 2000, the Portfolios had capital loss carryforwards for federal income tax purposes as follows (amounts in thousands):

                                                                 EXPIRES ON NOVEMBER 30,
                                                              ------------------------------
                                                                2007       2008      TOTAL
                                                              --------   --------   --------
The Tax-Managed U.S. Marketwide Value Portfolio.............   $  703    $12,271    $12,974
The Tax-Managed U.S. 5-10 Value Portfolio...................    1,153      5,807      6,960
The Tax-Managed U.S. 6-10 Small Company Portfolio...........      500      5,106      5,606
The Tax-Managed DFA International Value Portfolio...........        1        843        844

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with the other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit with the domestic custodian bank during the year ended
November 30, 2000 were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
The Tax-Managed U.S. 5-10 Value
  Portfolio.............................      6.97%       $ 689,500         2         $ 267     $  745,000

There were no outstanding borrowings under the line of credit with the domestic custodian bank at November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides The Tax-Managed DFA International Value Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H. COMPONENTS OF NET ASSETS:

At November 30, 2000 net assets consisted of (amounts in thousands):

                                                              THE TAX-MANAGED   THE TAX-MANAGED
                                                              U.S. MARKETWIDE      U.S. 5-10
                                                              VALUE PORTFOLIO   VALUE PORTFOLIO
                                                              ---------------   ---------------
Paid-In Capital.............................................     $255,866          $401,059
Undistributed Net Investment Income.........................          952             3,163
Accumulated Net Realized Loss...............................      (13,846)           (7,857)
Unrealized Appreciation of Investment
 Securities.................................................       16,485            39,364
                                                                 --------          --------
Total Net Assets............................................     $259,457          $435,729
                                                                 ========          ========

                                                                                     THE TAX-
                                                               THE TAX-MANAGED      MANAGED DFA
                                                               U.S. 6-10 SMALL     INTERNATIONAL
                                                              COMPANY PORTFOLIO   VALUE PORTFOLIO
                                                              -----------------   ---------------
Paid-In Capital.............................................       $160,248          $111,459
Undistributed Net Investment Income.........................            562             1,336
Accumulated Net Realized Loss...............................         (6,169)           (1,060)
Accumulated Net Realized Foreign Exchange Loss..............             --              (128)
Unrealized Appreciation (Depreciation) of Investment
 Securities and Foreign Currency............................          9,098              (202)
Unrealized Net Foreign Exchange Loss........................             --               (55)
                                                                   --------          --------
Total Net Assets............................................       $163,739          $111,350
                                                                   ========          ========

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities of the loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which were in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at November 30, 2000, was as follows:

                                                                            VALUE OF      COLLATERAL ON
                                                    MARKET VALUE OF      COLLATERAL AND    REPURCHASE
                                                    SECURITIES ON LOAN   IDEMNIFICATION    AGREEMENTS
                                                    ------------------   --------------   -------------
The Tax-Managed U.S. 5-10 Value Portfolio.........      $6,341,921         $8,457,258       $8,684,708
The Tax-Managed U.S. 6-10 Small Company
  Portfolio.......................................       6,856,288          8,489,618        8,717,939
The Tax-Managed DFA International Value
  Portfolio.......................................       2,853,541          3,004,574        3,122,269

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Portfolio, The Tax-Managed U.S. 5-10 Value Portfolio, The Tax-Managed U.S. 6-10 Small Company Portfolio and The Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                          TAX-MANAGED U.S.
                   MARKETWIDE VALUE SERIES  RUSSELL 3000 VALUE INDEX
date                               $10,000                   $10,000
Jan-99                             $10,068                   $10,056
Feb-99                              $9,710                    $9,872
Mar-99                             $10,059                   $10,056
Apr-99                             $11,262                   $10,994
May-99                             $11,437                   $10,905
Jun-99                             $11,718                   $11,228
Jul-99                             $11,272                   $10,903
Aug-99                             $10,884                   $10,500
Sep-99                             $10,321                   $10,144
Oct-99                             $10,486                   $10,670
Nov-99                             $10,428                   $10,595
Dec-99                             $10,592                   $10,664
Jan-00                              $9,981                   $10,321
Feb-00                              $9,283                    $9,648
Mar-00                             $10,379                   $10,739
Apr-00                             $10,651                   $10,626
May-00                             $10,535                   $10,720
Jun-00                              $9,885                   $10,284
Jul-00                             $10,379                   $10,427
Aug-00                             $11,009                   $10,999
Sep-00                             $10,892                   $11,089
Oct-00                             $11,212                   $11,341
Nov-00                             $10,747                   $10,932

         ANNUALIZED                                     FROM
         TOTAL RETURN (%)            ONE YEAR       JANUARY 1999
         -------------------------------------------------------
                                       3.06             3.83

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF HIGH BOOK-TO-MARKET U.S. COMPANIES.

Past performance is not predictive of future performance.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (95.2%)
 *24/7 Media, Inc......................................       3,500    $      4,266
 *3Dfx Interactive, Inc................................      10,000          27,187
 AAR Corp..............................................      11,100         115,162
 *Adelphia Communications Corp. Class A................      46,600       1,291,694
 *Advanced Micro Devices, Inc..........................      17,000         259,250
 Advanta Corp. Class A.................................       3,500          25,648
 Advanta Corp. Class B Non-Voting......................       6,600          39,084
 Aetna, Inc............................................      56,400       3,796,425
 Agco Corp.............................................      25,100         244,725
 *Agribrands International, Inc........................       2,900         126,875
 Airborne Freight Corp.................................      26,400         250,800
 *Airgas, Inc..........................................      25,100         188,250
 AK Steel Holding Corp.................................      67,360         614,660
 *Alaska Air Group, Inc................................      10,200         284,962
 *Albany International Corp. Class A...................      11,700         114,806
 Albemarle Corp........................................       3,900          86,044
 Alcoa, Inc............................................      20,352         573,672
 Alexander & Baldwin, Inc..............................      19,000         507,062
 Alfa Corp.............................................       1,800          33,300
 *Allegheny Corp.......................................         624         118,638
 *Allen Telecom, Inc...................................       2,400          39,600
 *Alliance Semiconductor Corp..........................      14,500         188,953
 Alliant Energy Corp...................................      12,700         404,812
 Allmerica Financial Corp..............................      18,900       1,172,981
 Allstate Corp.........................................     213,700       8,174,025
 Amerada Hess Corp.....................................      25,900       1,586,375
 *Amerco, Inc..........................................       9,300         174,375
 *America West Holdings Corp. Class B..................      19,200         178,800
 American Financial Group, Inc.........................      23,600         449,875
 *American Freightways Corp............................      14,200         395,381
 American Greetings Corp. Class A......................      44,400         407,925
 American National Insurance Co........................       9,500         656,687
 *Ameripath, Inc.......................................       9,700         161,262
 AmerUs Group Co.......................................      10,000         291,875
 *AMR Corp.............................................      63,300       2,116,594
 *Amtran, Inc..........................................       3,400          49,619
 Anadarko Petroleum Corp...............................      16,334         971,873
 *ANC Rental Corp......................................      23,462         125,375
 *Ann Taylor Stores Corp...............................      12,000         249,000
 Apache Corp...........................................      13,800         721,050
 *Applica, Inc.........................................      10,200          44,625
 Applied Industrial Technologies, Inc..................       4,900          86,975
 *Arch Capital Group Ltd...............................       9,000         134,156
 Arch Chemicals, Inc...................................      20,300         365,400
 Arch Coal, Inc........................................      18,995         193,512
 Archer-Daniels Midland Co.............................     405,300       5,167,575
 Argonaut Group, Inc...................................      14,600         262,800
 Armstrong Holdings, Inc...............................      16,400          15,375
 Arnold Industries, Inc................................       8,900         167,709
 *Arrow Electronics, Inc...............................      24,800         593,650
 Arvinmeritor, Inc.....................................       7,300          96,269
 Ashland, Inc..........................................      33,300       1,044,787
 Astoria Financial Corp................................       2,700         120,741
 AT & T Corp...........................................     338,900       6,650,912
 *AT & T Corp.- Liberty Media Group....................     398,700       5,407,369
                                                            SHARES           VALUE+
                                                            ------           ------
 *At Home Corp.........................................     177,100    $  1,104,108
 *Audiovox Corp. Class A...............................       7,300          69,350
 *Aurora Foods, Inc....................................      17,700          43,144
 *AutoNation, Inc......................................     237,700       1,530,194
 *Avid Technology, Inc.................................       7,700         139,322
 *Avis Group Holdings, Inc.............................      13,200         424,875
 AVX Corp..............................................       1,000          18,750
 *Aztar Corp...........................................      17,700         256,650
 Baldwin & Lyons, Inc. Class B.........................       1,200          22,575
 Bancwest Corp.........................................      34,000         709,750
 Bandag, Inc...........................................       4,500         171,844
 Bandag, Inc. Class A..................................       3,800         121,600
 Banta Corp............................................      13,000         297,375
 *Barrett Resources Corp...............................         500          19,312
 *Battle Mountain Gold Co..............................         900           1,406
 Bay View Capital Corp.................................      13,100         102,344
 Bear Stearns Companies, Inc...........................      49,622       2,279,511
 *Beazer Homes USA, Inc................................       3,000          93,937
 *Belco Oil & Gas Corp.................................       2,500          21,406
 Belo (A.H.) Corp. Class A.............................      47,500         807,500
 *Benchmark Electronics, Inc...........................       8,400         242,550
 Bergen Brunswig Corp. Class A.........................      65,600         988,100
 Berkley (W.R.) Corp...................................      10,500         377,016
 *Bethlehem Steel Corp.................................      52,700         118,575
 *Beverly Enterprises..................................      31,800         174,900
 Bindley Western Industries, Inc.......................       4,600         144,900
 *Bio-Rad Laboratories, Inc. Class A...................       2,000          66,000
 Block Drug Co., Inc. Class A..........................       6,469         341,038
 Bob Evans Farms, Inc..................................      19,600         399,962
 *Boca Resorts, Inc....................................      16,500         252,656
 Boise Cascade Corp....................................      23,500         678,562
 *Borders Group, Inc...................................       1,000          12,812
 Borg Warner Automotive, Inc...........................      23,100         846,037
 Bowater, Inc..........................................      22,900       1,220,856
 Bowne & Co., Inc......................................      14,300         115,294
 *Boyd Gaming Corp.....................................      26,200         101,525
 Brookline Bancorp, Inc................................      11,500         125,062
 *Brooks Automation, Inc...............................      12,100         274,141
 *Brown (Tom), Inc.....................................       6,900         184,575
 Brown Shoe Company, Inc...............................       8,900          95,119
 Brunswick Corp........................................      32,700         562,031
 Brush Wellman, Inc....................................       4,500          86,062
 Burlington Coat Factory Warehouse Corp................      21,100         286,169
 Burlington Northern Santa Fe Corp.....................     171,000       4,328,437
 C.I.T. Group, Inc. Class A............................     137,100       2,304,994
 *Cabletron Systems, Inc...............................      12,800         201,600
 Calgon Carbon Corp....................................      20,700         116,437
 Caraustar Industries, Inc.............................      14,900         134,566
 Carpenter Technology Corp.............................       8,100         268,819
 Carter-Wallace, Inc...................................       8,500         255,531
 *Casella Waste Systems, Inc. Class A..................       9,900          37,434
 Casey's General Stores, Inc...........................      23,600         275,087
 Cash America International, Inc.......................       7,300          31,025
 Cato Corp. Class A....................................         400           5,475
 *CB Richard Ellis Services, Inc.......................       8,500         128,031
 CBRL Group, Inc.......................................      23,400         506,756

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Centex Corp...........................................      60,500    $  2,140,187
 *Central Garden & Pet Co..............................       6,300          53,747
 *Century Business Services, Inc.......................      33,400          34,966
 *Champion Enterprises, Inc............................      39,600         123,750
 *Charming Shoppes, Inc................................      16,600          94,412
 *Checkpoint System, Inc...............................      10,900          89,925
 Chemed Corp...........................................       1,200          41,250
 Chemfirst, Inc........................................       6,300         127,575
 Chesapeake Corp.......................................       9,200         154,100
 *Chiquita Brands International, Inc...................      21,200          35,775
 *Chris-Craft Industries, Inc..........................       4,075         272,516
 CICOR International, Inc..............................       1,150          11,356
 Cincinnati Financial Corp.............................      59,000       2,159,031
 Cleveland Cliffs, Inc.................................       3,800          75,287
 *CNA Financial Corp...................................      61,400       2,283,312
 CNA Surety Corp.......................................       1,000          11,750
 Coachmen Industries, Inc..............................       6,400          54,800
 Coca-Cola Enterprises, Inc............................     258,200       5,664,262
 *Coherent, Inc........................................       1,000          29,031
 Columbus McKinnon Corp................................      12,200         123,144
 *Comfort Systems USA, Inc.............................       2,300           7,187
 Commerce Group, Inc...................................       8,000         199,000
 Commercial Federal Corp...............................      24,300         407,025
 Commercial Metals Co..................................       5,700         139,650
 *Compucom Systems, Inc................................      13,700          22,477
 *Conmed Corp..........................................       5,200          74,912
 Conseco, Inc..........................................     210,000       1,509,375
 *Consolidated Graphics, Inc...........................       1,700          17,531
 *Consolidated Stores Corp.............................      50,300         430,694
 Cooper Tire & Rubber Co...............................      36,500         337,625
 *CoorsTek, Inc........................................       1,450          35,616
 Corn Products International, Inc......................      17,100         414,675
 Corus Bankshares, Inc.................................       6,700         271,559
 Countrywide Credit Industries, Inc....................      65,700       2,439,112
 *Coventry Health Care, Inc............................      22,200         468,975
 *Credit Acceptance Corp...............................      18,200          99,247
 *Crestline Capital Corp...............................       1,100          26,331
 Crompton Corp.........................................      11,000          96,250
 Crown Cork & Seal Co., Inc............................      53,700         218,156
 *CSS Industries, Inc..................................       1,000          19,062
 CSX Corp..............................................      91,400       2,370,687
 Cummins Engine Co., Inc...............................      17,100         603,844
 *Cumulus Media, Inc. Class A..........................       5,400          23,541
 Dain Rauscher Corp....................................       1,000          93,750
 Dana Corp.............................................      62,900       1,053,575
 *DaVita, Inc..........................................      50,000         528,125
 *Delphi Financial Group, Inc. Class A.................       4,200         148,575
 Delta Air Lines, Inc..................................      38,400       1,824,000
 Devon Energy Corp.....................................      20,300         999,775
 Dillards, Inc. Class A................................      72,300         795,300
 Dime Bancorp, Inc.....................................       2,400          59,700
 Dime Community Bancorp, Inc...........................       5,900         120,766
 *Dollar Thrifty Automotive Group, Inc.................      11,100         194,250
 Downey Financial Corp.................................      11,700         532,350
 *Dress Barn, Inc......................................       5,300         123,556
 *Dura Automotive Systems, Inc.........................       5,600          34,825
 *DVI, Inc.............................................       5,800          96,062
 Earthgrains Co........................................      23,000         521,812
 Eastman Chemical Co...................................      24,500       1,058,094
 *Elan Corp. P.L.C. ADR................................       5,976         322,330
 *Electro Rent Corp....................................       2,400          27,075
 *Electroglas, Inc.....................................         600           7,744
 *Encompass Services Corp..............................      24,300          88,087
                                                            SHARES           VALUE+
                                                            ------           ------
 Energen Corp..........................................      11,300    $    322,756
 Enhance Financial Services Group, Inc.................      16,600         220,987
 *Enserch Exploration Corp.............................      29,700         100,237
 EOG Resources, Inc....................................      16,800         712,950
 *Esco Technologies, Inc...............................       5,700         101,175
 *Esterline Technologies Corp..........................       6,500         127,156
 Ethyl Corp............................................      15,600          20,475
 Everest Re Group, Ltd.................................      12,400         746,325
 *Extended Stay America, Inc...........................      33,900         421,631
 *Fairfield Communities, Inc...........................       5,000          69,687
 *Farm Family Holdings, Inc............................         700          29,575
 Farmer Brothers Co....................................         500          96,250
 FBL Financial Group, Inc. Class A.....................      18,200         265,037
 Federal-Mogul Corp....................................      49,000          94,937
 *Federated Department Stores, Inc.....................      82,000       2,501,000
 Fidelity National Financial, Inc......................      18,300         438,056
 *Finish Line, Inc. Class A............................       6,900          55,631
 Finova Group, Inc.....................................      49,300          24,650
 First American Financial Corp.........................      28,900         628,575
 First Charter Corp....................................       7,900         106,403
 First Citizens Bancshares, Inc........................       3,900         280,922
 First Indiana Corp....................................       3,500          78,859
 First Niagara Financial Group, Inc....................      11,000         103,984
 First Sentinel Bancorp, Inc...........................       9,600          93,900
 *FirstFed Financial Corp..............................       6,400         170,000
 Fleetwood Enterprises, Inc............................      21,100         263,750
 Fleming Companies, Inc................................      14,800         174,825
 Florida East Coast Industries, Inc....................       4,000         140,500
 *FMC Corp.............................................       1,000          67,875
 Ford Motor Co.........................................     292,300       6,649,825
 *Forest Oil Corp......................................       2,100          25,987
 Foster Wheeler Corp...................................      18,300          73,200
 Fremont General Corp..................................      40,000         107,500
 *Friede Goldman International.........................      31,100         126,344
 *Fritz Companies, Inc.................................      25,300         166,031
 *FSI International, Inc...............................       1,200          10,669
 GATX Corp.............................................      11,700         549,900
 Gaylord Entertainment Co..............................       6,900         155,681
 Gencorp, Inc..........................................      10,100          80,800
 *General Binding Corp.................................       2,600          21,125
 General Cable Corp....................................       7,000          39,812
 *General Communications, Inc. Class A.................      16,200          80,747
 General Motors Corp...................................     163,200       8,078,400
 *General Motors Corp. Class H.........................     121,200       2,634,888
 *Genlyte Group, Inc...................................       4,500         105,469
 *Gentiva Health Services..............................       2,800          35,437
 Georgia-Pacific Corp..................................      84,400       2,125,825
 Gerber Scientific, Inc................................      13,300          93,100
 Gibraltar Steel Corp..................................       5,000          67,812
 Glatfelter (P.H.) Co..................................      24,300         279,450
 *Glenayre Technologies, Inc...........................      42,300         192,994
 *Global Sources, Ltd..................................          90           1,991
 Golden State Bancorp, Inc.............................      54,100       1,379,550
 Goodrich (B.F.) Co....................................      21,000         795,375
 Goodyear Tire & Rubber Co.............................      67,600       1,145,820
 *Goodys Family Clothing...............................       1,000           3,937
 Granite Construction, Inc.............................       2,000          55,625
 Great Atlantic & Pacific Tea Co., Inc.................      15,100         123,631
 Greenpoint Financial Corp.............................      39,300       1,193,737
 *Grey Wolf, Inc.......................................      15,200          58,900
 *Griffon Corp.........................................      10,400          65,000
 *Group 1 Automotive, Inc..............................       6,100          54,900

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ha-Lo Industries, Inc................................      36,300    $    117,975
 Hancock Holding Co....................................       1,500          48,000
 *Handleman Co.........................................      12,600          88,200
 Harbor Florida Bancshares, Inc........................       5,200          63,537
 Harleysville Group, Inc...............................      11,800         290,206
 Harris Corp...........................................      17,800         547,350
 Hasbro, Inc...........................................       4,400          50,875
 HCC Insurance Holdings, Inc...........................      11,800         287,625
 *Health Net Inc.......................................      18,000         423,000
 *Healthsouth Corp.....................................     156,300       2,178,431
 *Hearst-Argyle Television, Inc........................      21,500         388,344
 Heller Financial, Inc.................................      19,700         520,819
 Helmerich & Payne, Inc................................       2,500          74,531
 *Hexcel Corp..........................................       7,200          67,050
 Hollinger International, Inc. Class A.................      19,900         286,062
 *Hollywood Entertainment Corp.........................      19,500          18,891
 Horton (D.R.), Inc....................................      33,136         615,087
 *Houston Exploration Co...............................       4,000         106,000
 *HS Resources, Inc....................................       3,100         100,556
 Hughes Supply, Inc....................................      11,100         161,505
 *Humana, Inc..........................................      88,500       1,062,000
 Hunt (J.B.) Transport Services, Inc...................      14,600         191,169
 *Hutchinson Technology, Inc...........................      13,800         216,056
 *Hypercom Corp........................................       6,600          22,687
 *iBasis, Inc..........................................       2,800          12,031
 IBP, Inc..............................................      28,100         630,494
 *IHOP Corp............................................       5,600         111,650
 Ikon Office Solutions, Inc............................      79,500         238,500
 *Imation Corp.........................................      20,200         320,675
 IMC Global, Inc.......................................      48,000         570,000
 Independence Community Bank Corp......................      30,300         436,509
 Ingles Market, Inc. Class A...........................       4,300          40,044
 *Ingram Micro, Inc....................................      15,600         220,350
 *Inprise Corp.........................................       9,700          48,652
 *Input/Output, Inc....................................      25,100         200,800
 *Insignia Financial Group, Inc........................      16,500         178,406
 *Integrated Electrical Services, Inc..................      13,800          78,487
 Interface, Inc. Class A...............................      18,800         158,037
 *Intergraph Corp......................................       3,600          21,712
 Intermet Corp.........................................       5,400          33,412
 International Multifoods Corp.........................       8,000         154,500
 International Paper Co................................     218,211       7,391,898
 *International Speciality Products, Inc...............       8,100          47,587
 Interpool, Inc........................................       4,500          60,750
 *Ionics, Inc..........................................       8,700         194,662
 *JDA Software Group, Inc..............................       2,100          25,331
 Jefferies Group, Inc..................................      11,400         285,000
 *K Mart Corp..........................................     216,500       1,190,750
 *Kaiser Aluminum Corp.................................      41,000         197,312
 Kaman Corp. Class A...................................       8,100          94,416
 Kellwood Co...........................................       8,900         179,112
 Kennametal, Inc.......................................      13,300         381,544
 *Kent Electronics Corp................................       1,700          26,669
 *Key Energy Group, Inc................................      17,000         123,250
 Keycorp...............................................     100,000       2,493,750
 *kforce.com, Inc......................................      12,400          58,512
 Kimball International, Inc. Class B...................       4,900          73,653
 Lafarge Corp..........................................      29,100         574,725
 Landamerica Financial Group, Inc......................       9,800         294,000
 Landrys Seafood Restaurants, Inc......................      11,400         102,600
 *Lanier Worldwide, Inc................................       6,800          17,000
 *Lear Corp............................................      56,700       1,240,312
                                                            SHARES           VALUE+
                                                            ------           ------
 Lehman Brothers Holdings, Inc.........................       2,000    $     99,125
 Lennar Corp...........................................      17,200         545,025
 Lennox International, Inc.............................       7,900          55,300
 Liberty Corp..........................................       5,400         203,512
 Liberty Financial Companies, Inc......................      18,600         781,200
 Lincoln National Corp.................................      72,300       3,267,056
 LNR Property Corp.....................................      11,800         243,375
 Lockheed Martin Corp..................................     133,500       4,552,350
 Loews Corp............................................      38,700       3,657,150
 Lone Star Steakhouse Saloon...........................      13,300         105,777
 *Lone Star Technologies, Inc..........................       3,000          79,800
 Longs Drug Stores Corp................................      18,400         365,700
 Longview Fibre Co.....................................      30,000         403,125
 *Louis Dreyfus Natural Gas Corp.......................       8,100         261,225
 Louisiana-Pacific Corp................................     130,100         918,831
 LTV Corp..............................................      12,300           6,150
 Luby's Cafeterias, Inc................................       8,900          42,275
 Lyondell Chemical Co..................................      90,900       1,227,150
 *Magellan Health Services, Inc........................       7,100          20,856
 *Magnetek, Inc........................................       7,500          96,562
 *Mail-Well, Inc.......................................      23,400         111,150
 *Mandalay Resort Group................................      37,200         741,675
 *Manor Care, Inc......................................      29,800         506,600
 Marcus Corp...........................................       4,800          70,200
 *Marine Drilling Companies, Inc.......................       2,200          44,000
 *Maxxam, Inc..........................................         500           7,594
 MBIA, Inc.............................................      43,300       2,982,287
 McGrath Rent Corp.....................................         500           8,906
 MDC Holdings, Inc.....................................      10,700         300,269
 Mead Corp.............................................      72,600       1,919,362
 *Medical Assurance, Inc...............................      14,700         214,069
 *MEMC Electronic Materials, Inc.......................       3,200          23,200
 *Metromedia International Group, Inc..................      12,600          37,548
 *Michaels Stores, Inc.................................      15,400         392,219
 Midland Co............................................       1,000          28,625
 Mikasa, Inc...........................................       1,000          16,437
 Milacron, Inc.........................................      14,500         221,125
 Millennium Chemicals, Inc.............................      26,900         427,037
 Mine Safety Appliances Co.............................       1,300          30,956
 *MIPS Technologies, Inc., Class B.....................       6,485         144,089
 *Modis Professional Services, Inc.....................      48,400         181,500
 *Mony Group, Inc......................................      22,400         950,600
 *Moog, Inc. Class A...................................       2,300          58,650
 *MS Carriers, Inc.....................................       3,600          72,225
 *Mynd Corp............................................      17,000         164,687
 Nabisco Group Holdings Corp...........................      32,400         951,750
 Nacco Industries, Inc. Class A........................       7,300         280,137
 National Presto Industries, Inc.......................       3,400         100,513
 *National Semiconductor Corp..........................       5,000          92,813
 National Steel Corp. Class B..........................       5,700           9,975
 *National Western Life Insurance Co. Class A..........         900          79,988
 *NationsRent, Inc.....................................      21,200          37,100
 NCH Corp..............................................       1,500          59,813
 *NCI Building Systems, Inc............................       8,200         142,988
 *Network Equipment Technologies, Inc..................       8,200          58,425
 *New Century Financial Corp...........................       1,700          18,647
 *Newpark Resources, Inc...............................       4,000          30,250
 Norfolk Southern Corp.................................     189,300       2,721,188
 *Nortek, Inc..........................................       5,100         116,025
 Northrop Grumman Corp.................................      30,000       2,529,375
 Northwest Bancorp, Inc................................       2,300          18,292

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *NS Group, Inc........................................       7,100    $     44,162
 OceanFirst Financial Corp.............................       1,600          33,450
 *Ocwen Financial Corp.................................      31,000         176,313
 *Office Depot, Inc....................................      10,000          66,250
 *Officemax, Inc.......................................      47,000         111,625
 *Offshore Logistics, Inc..............................       8,500         156,453
 *Ogden Corp...........................................      23,100         330,619
 Ohio Casualty Corp....................................      37,200         305,156
 Old Republic International Corp.......................      45,100       1,175,419
 Omnicare, Inc.........................................      64,800       1,061,100
 *On Command Corp......................................       1,600          11,450
 *Orbital Sciences Corp................................      42,971         241,712
 Overseas Shipholding Group, Inc.......................      15,300         342,338
 *Owens-Illinois, Inc..................................     132,200         380,075
 Pacific Century Financial Corp........................      64,600         960,925
 *Pacificare Health Systems, Inc.......................      13,900         175,922
 *Pactiv Corp..........................................      36,400         425,425
 Park Electrochemical Corp.............................       3,000         106,313
 *Park Place Entertainment Corp........................     118,900       1,597,719
 *Parker Drilling Co...................................      34,100         136,400
 *Paxar Corp...........................................      11,000          92,125
 *Paxson Communications Corp...........................       6,600          63,938
 *Pediatrix Medical Group, Inc.........................       5,100          89,250
 Penney (J.C.) Co., Inc................................     106,700       1,026,988
 Pep Boys - Manny, Moe & Jack..........................      48,600         197,438
 *Perrigo Co...........................................       2,700          18,942
 *Per-Se Technologies, Inc.............................       2,000           5,406
 *PetSmart, Inc........................................      74,900         203,634
 PFF Bancorp, Inc......................................      15,000         269,531
 Phelps Dodge Corp.....................................      28,900       1,419,713
 Phillips-Van Heusen Corp..............................      10,900         140,338
 Phoenix Investment Partners, Ltd......................      17,700         273,244
 Pier 1 Imports, Inc...................................      18,600         205,763
 Pilgrim Pride Corp....................................      13,700         106,175
 *Pinnacle Entertainment, Inc..........................       2,800          58,975
 *Pioneer Natural Resources Co.........................      28,000         406,000
 Pioneer Standard Electronics, Inc.....................      12,600         125,409
 Pittston Brink's Group................................      20,300         307,038
 PMI Group, Inc........................................       3,550         225,647
 Polymer Group, Inc....................................      16,100          90,563
 Polyone Corp..........................................      33,900         188,569
 Potlatch Corp.........................................      13,800         432,113
 Precision Castparts Corp..............................      22,600         798,063
 Presidential Life Corp................................      12,100         187,928
 *Price Communications Corp............................       4,265          76,770
 *Pride International, Inc.............................       7,100         134,456
 *Prime Hospitality Corp...............................      26,500         271,625
 *Profit Recovery Group International, Inc.............      18,800         114,856
 *PSS World Medical, Inc...............................      29,100          90,028
 *PTEK Holdings, Inc...................................       3,900           7,556
 Pulte Corp............................................      18,400         710,700
 Quanex Corp...........................................       5,200          98,150
 *Quest Diagnostics, Inc...............................       1,800         202,275
 Questar Corp..........................................      37,800       1,053,675
 *Quorum Health Group, Inc.............................      30,100         439,272
 Radian Group, Inc.....................................      18,000       1,170,000
 Rayonier, Inc.........................................       3,400         121,338
 Raytheon Co. Class A..................................      45,400       1,469,825
 Raytheon Co. Class B..................................     106,800       3,744,675
 *RDO Equipment Co. Class A............................       1,100           2,406
 *Reebok International, Ltd............................      27,200         579,700
 Regal Beloit Corp.....................................       6,800         105,400
                                                            SHARES           VALUE+
                                                            ------           ------
 Reliance Steel and Aluminum Co........................       4,000    $     96,000
 *Rent-Way, Inc........................................       1,000           3,813
 Republic Security Financial Corp......................      17,800         116,534
 Resource America, Inc.................................      10,300          84,492
 *Respironics, Inc.....................................       6,200         151,900
 Riggs National Corp...................................       9,800         114,231
 *Rite Aid Corp........................................     141,100         352,750
 RJ Reynolds Tobacco Holdings, Inc.....................      43,900       1,728,563
 RLI Corp..............................................       4,300         172,538
 Roadway Express, Inc..................................       2,400          46,575
 Rock-Tenn Co. Class A.................................       7,700          50,050
 Rollins Truck Leasing Corp............................      37,500         239,063
 RPM, Inc..............................................      92,000         862,500
 *RTI International Metals, Inc........................      12,000         156,750
 Russ Berrie & Co., Inc................................      10,100         213,363
 Russell Corp..........................................      14,000         233,625
 *Ryans Family Steak Houses, Inc.......................      12,100         107,009
 *Ryder System, Inc....................................      23,200         403,100
 Ryerson Tull, Inc.....................................       8,400          63,000
 Ryland Group, Inc.....................................       5,500         192,500
 *Sabre Holdings Corp..................................      33,675       1,201,777
 Safeco Corp...........................................      78,200       2,094,294
 Saint Paul Companies, Inc.............................      99,900       5,007,488
 *Saks, Inc............................................     129,550       1,093,078
 *Schein (Henry), Inc..................................      16,900         446,794
 Schulman (A.), Inc....................................      10,900         131,822
 Schweitzer-Maudoit International, Inc.................       8,100         140,738
 SCPIE Holdings, Inc...................................         800          16,650
 Seaboard Corp.........................................       1,100         174,900
 Seacoast Financial Services Corp......................       7,600          75,050
 *Seacor Smit, Inc.....................................       7,950         333,900
 *Seagate Technology, Inc..............................       2,700         133,650
 Sears, Roebuck & Co...................................     106,900       3,467,836
 *Seitel, Inc..........................................      10,100         141,400
 Selective Insurance Group, Inc........................      12,200         245,144
 *Sensormatic Electronics Corp.........................      18,900         337,838
 *Sequa Corp. Class A..................................       3,300         148,294
 *Sequa Corp. Class B..................................         900          55,013
 *Service Corp. International..........................     148,800         279,000
 *Shaw Group, Inc......................................       1,300          80,113
 *Shopko Stores, Inc...................................      21,800         132,163
 *Silicon Graphics, Inc................................      79,100         316,400
 *Silicon Valley Group, Inc............................       5,800         149,169
 *Sinclair Broadcast Group, Inc. Class A...............      25,800         226,959
 *Six Flags, Inc.......................................      60,900         875,438
 Skyline Corp..........................................       1,000          20,313
 SLI, Inc..............................................      17,300         117,856
 *Smart & Final Food, Inc..............................       7,800          59,963
 Smith (A.O.) Corp.....................................       6,900         114,713
 Smith (A.O.) Corp. Convertible Class A................       2,200          37,125
 *Smurfit-Stone Container Corp.........................      70,900         897,328
 *Sonic Automotive, Inc................................      15,500         124,000
 *SONICblue, Inc.......................................      45,000         253,828
 South Financial Group, Inc............................      19,100         185,330
 South Jersey Industries, Inc..........................       3,300          96,938
 Southwestern Energy Co................................       1,500          11,531
 Sovereign Bancorp, Inc................................      74,500         501,711
 *SpeedFam-IPEC, Inc...................................      25,000         141,797
 *Spherion Corporation.................................      33,000         348,563
 Spiegel, Inc. Class A Non-Voting......................      31,500         157,992
 Springs Industries, Inc. Class A......................       5,300         144,425
 *SPS Technologies, Inc................................       5,000         245,938
 Standard Pacific Corp.................................      14,500         299,063

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Register Co..................................      13,100    $    157,200
 *STAR Telecommunications, Inc.........................      20,500          19,859
 Starwood Hotels and Resorts Worldwide, Inc............      59,800       1,913,600
 State Auto Financial Corp.............................      15,100         203,850
 Staten Island Bancorp, Inc............................      16,000         305,000
 Steelcase, Inc. Class A...............................      10,700         144,450
 Stepan Co.............................................       2,200          45,375
 Stewart & Stevenson Services, Inc.....................       9,700         205,822
 Stewart Enterprises, Inc..............................      35,500          67,117
 Stewart Information Services Corp.....................       4,300          64,769
 *Stone & Webster, Inc.................................       1,000           1,163
 *Stoneridge, Inc......................................      11,300          95,344
 Stride Rite Corp......................................      22,589         134,122
 Sunoco, Inc...........................................      29,300         813,075
 *Sunrise Assisted Living, Inc.........................       8,800         235,675
 Supervalu, Inc........................................      86,000       1,558,750
 Susquehanna Bancshares, Inc...........................      10,400         148,200
 *Swift Energy Corp....................................      15,500         474,688
 *Sylvan Learning Systems, Inc.........................      18,800         260,263
 *Tech Data Corp.......................................       6,100         186,622
 Tecumseh Products Co. Class A.........................       5,800         237,800
 Tecumseh Products Co. Class B.........................       2,000          81,375
 *Telxon Corp..........................................       4,900          97,847
 Temple-Inland, Inc....................................      25,500       1,173,000
 Tenet Healthcare Corp.................................      50,500       2,149,406
 Tenneco Automotive, Inc...............................      17,980          70,796
 *Terex Corp...........................................      12,800         166,400
 *Terra Industries, Inc................................      15,000          27,188
 *Tesoro Petroleum Corp................................      13,900         131,181
 Texas Industries, Inc.................................       8,500         189,125
 *Thermo-Electron Corp.................................      25,445         737,905
 Thomas & Betts Corp...................................      73,600       1,076,400
 Thomas Industries, Inc................................         900          19,800
 Tidewater, Inc........................................       9,800         396,900
 Timken Co.............................................      25,200         338,625
 *Titanium Metals Corp.................................      16,700         113,769
 *Toll Brothers, Inc...................................      16,600         661,925
 *Tower Automotive, Inc................................      22,000         200,750
 *Toys R Us, Inc.......................................     103,900       1,967,606
 *Transmontaigne Oil Co................................         200             600
 Trenwick Group, Ltd...................................      11,800         252,225
 *Triad Hospitals, Inc.................................       1,200          35,963
 *Trico Marine Services, Inc...........................      10,500         143,719
 *Trigon Healthcare, Inc...............................       8,700         623,681
 Trinity Industries, Inc...............................      15,900         394,519
 *Triumph Group........................................       4,100         147,344
 Tucker Anthony Sutro Corp.............................      10,100         172,963
 *Twinlab Corp.........................................       9,500          16,180
 Tyco International, Ltd...............................      15,202         801,906
 Tyson Foods, Inc. Class A.............................      57,200         800,800
 U.S. Industries, Inc..................................      52,900         353,769
 UAL Corp..............................................      24,400         857,050
 *UICI.................................................      20,700         142,313
 Ultramar Diamond Shamrock Corp........................      21,800         600,863
 *Ultratech Stepper, Inc...............................       3,000          52,594
 UMB Financial Corp....................................       9,400         332,525
 *Unifi, Inc...........................................      33,500         286,844
 Union Pacific Corp....................................      94,100       4,375,650
 *Unit Corp............................................       3,000          38,063
                                                            SHARES           VALUE+
                                                            ------           ------
 *United Auto Group, Inc...............................       5,800    $     44,225
 United Community Financial Corp.......................      12,000          79,875
 *United Rentals, Inc..................................      35,400         550,913
 Unitrin, Inc..........................................      21,700         779,166
 Universal Corp........................................       8,000         253,000
 Universal Forest Products, Inc........................      10,600         136,144
 *Universal Stainless & Alloy Products, Inc............         300           2,269
 *Unova, Inc...........................................      38,600         154,400
 UnumProvident Corp....................................      94,200       2,543,400
 *URS Corp.............................................       5,600          77,700
 *US Oncology, Inc.....................................      39,000         186,469
 Usec, Inc.............................................      34,300         156,494
 USX-Marathon Group, Inc...............................      83,400       2,199,675
 USX-US Steel Group....................................      37,900         540,075
 *Vail Resorts, Inc....................................      11,600         263,900
 Valero Energy Corp....................................      15,200         477,850
 Valhi, Inc............................................      19,800         253,688
 *Value City Department Stores, Inc....................      13,300          89,775
 *Varco International, Inc.............................       4,500          71,156
 *Venator Group, Inc...................................      32,000         430,000
 *Veritas DGC, Inc.....................................       2,900          71,231
 Vintage Petroleum, Inc................................       6,100         117,044
 *Vishay Intertechnology, Inc..........................      13,700         258,588
 Visteon Corp..........................................     138,271       2,056,781
 *Volt Information Sciences, Inc.......................       3,000          55,500
 Wabash National Corp..................................      20,100         152,006
 Wallace Computer Services, Inc........................      15,000         233,438
 Walter Industries, Inc................................       5,600          34,300
 Warnaco Group, Inc....................................       3,100           7,363
 *Washington Group Intl., Inc..........................      22,700         188,694
 *Waste Connections, Inc...............................       9,700         241,894
 Watsco, Inc. Class A..................................      10,300         111,240
 Watts Industries, Inc. Class A........................       8,800          88,550
 Wausau-Mosinee Paper Corp.............................      24,300         211,106
 *Webb (Del) Corp......................................       4,100          99,425
 *Weirton Steel Corp...................................      25,500          38,250
 Wellman, Inc..........................................      20,100         261,300
 Werner Enterprises, Inc...............................      19,400         273,419
 Westcorp, Inc.........................................      13,320         192,308
 *Westell Technologies, Inc............................       1,200           4,838
 Westvaco Corp.........................................      45,500       1,254,094
 Weyerhaeuser Co.......................................     148,500       6,496,875
 *WFS Financial, Inc...................................       2,000          36,000
 Whitney Holdings Corp.................................       3,900         138,572
 *Wisconsin Central Transportation Corp................      19,700         276,416
 *Wolverine Tube, Inc..................................       4,000          52,000
 Woodward Governor Co..................................       4,800         181,650
 *Worldcom, Inc........................................     282,700       4,231,666
 Worthington Industries, Inc...........................      49,300         452,944
 *Wyndham International, Inc...........................       4,000           6,000
 *Xtra Corp............................................       4,800         221,100
 *Yellow Corp..........................................      15,400         278,163
 York International Corp...............................      10,650         278,231
 Zenith National Insurance Corp........................       8,000         198,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $286,356,368)..................................                 306,848,272
                                                                       ------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

TEMPORARY CASH INVESTMENTS -- (4.8%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $15,535,065) to be
   repurchased at $15,306,546.
   (Cost $15,304,000)..................................    $ 15,304    $ 15,304,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $301,660,368)++................................                $322,152,272
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $302,645,897.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $322,152
Collateral for Securities Loaned............................     2,577
Receivables:
  Dividends and Interest....................................       874
  Fund Shares Sold..........................................       472
Prepaid Expenses and Other Assets...........................         4
                                                              --------
    Total Assets............................................   326,079
                                                              --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................     2,577
  Investment Securities Purchased...........................     9,401
Accrued Expenses and Other Liabilities......................        80
                                                              --------
    Total Liabilities.......................................    12,058
                                                              --------

NET ASSETS..................................................  $314,021
                                                              ========

Investments at Cost.........................................  $301,660
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $  4,920
  Interest..................................................              322
  Income from Securities Lending............................               44
                                                                     --------
        Total Investment Income.............................            5,286
                                                                     --------

EXPENSES
    Investment Advisory Services............................              472
    Accounting & Transfer Agent Fees........................               86
    Custodian Fees..........................................               23
    Legal Fees..............................................                3
    Audit Fees..............................................                4
    Shareholders' Reports...................................               12
    Trustees' Fees and Expenses.............................                3
    Other...................................................                2
                                                                     --------
        Total Expenses......................................              605
                                                                     --------
    NET INVESTMENT INCOME...................................            4,681
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Loss on Investment Securities Sold...........          (16,195)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           21,970
                                                                     --------

    NET GAIN ON INVESTMENT SECURITIES.......................            5,775
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 10,456
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR
                                                                       ENDED         DEC. 14, 1998
                                                                     NOV. 30,         TO NOV. 30,
                                                                       2000               1999
                                                                     ---------       --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $  4,681           $  1,148
    Net Realized Loss on Investment Securities Sold.........          (16,195)              (463)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           21,970             (1,479)
                                                                     --------           --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           10,456               (794)
                                                                     --------           --------

Transactions in Interest:
    Contributions...........................................          196,677            132,586
    Withdrawals.............................................          (19,116)            (5,788)
                                                                     --------           --------
        Net Increase from Transactions in Interest..........          177,561            126,798
                                                                     --------           --------
        Total Increase......................................          188,017            126,004
NET ASSETS
    Beginning of Period.....................................          126,004                 --
                                                                     --------           --------
    End of Period...........................................         $314,021           $126,004
                                                                     ========           ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR
                                                                ENDED     DEC. 14, 1998
                                                              NOV. 30,     TO NOV. 30,
                                                                2000           1999
                                                              ---------   --------------
Net Asset Value, Beginning of Period........................       N/A            N/A
                                                              --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................        --             --
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................        --             --
                                                              --------       --------
  Total from Investment Operations..........................        --             --
                                                              --------       --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................        --             --
  Net Realized Gains........................................        --             --
                                                              --------       --------
  Total Distributions.......................................       N/A            N/A
                                                              --------       --------
Net Asset Value, End of Period..............................       N/A            N/A
                                                              ========       ========
Total Return................................................       N/A            N/A

Net Assets, End of Period (thousands).......................  $314,021       $126,004
Ratio of Expenses to Average Net Assets.....................      0.26%          0.29%*
Ratio of Net Investment Income to Average Net Assets........      1.98%          1.66%*
Portfolio Turnover Rate.....................................        39%            10%*

--------------

*   Annualized

N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-four series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its feeder fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $255,440
Sales.......................................................    89,044

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 52,346
Gross Unrealized Depreciation...............................   (32,840)
                                                              --------
  Net.......................................................  $ 19,506
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit with the domestic custodian bank during the year ended
November 30, 2000 were as follows:

                                           WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                            AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                         INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                         -------------   ------------   -----------   --------   ---------------
The Tax-Managed U.S. Marketwide Value
  Series...............................      6.82%         $486,000          1          $92         $486,000

    There were no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $1,914,888, the related collateral cash received was $2,577,200 and the value of collateral on overnight repurchase agreements was $2,646,511.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 14, 1998 (commencement of operations) through November 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001